UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054

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CREDIT SUISSE OPPORTUNITY FUNDS

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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

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(Address of Principal Executive Offices)    (Zip Code)

John G. Popp

Credit Suisse Opportunity Funds

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020 to April 30, 2021

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2021
  (unaudited)

◼  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2021 (unaudited)

June 7, 2021

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the six-month period ended April 30, 2021.

Performance Summary
10/31/2020 – 04/30/21

Fund & Benchmark	Performance
Class I1	11.37%
Class A1,2	11.23%
ICE BoFA US 3-Month Treasury Bill Index[3]	0.05%
Credit Suisse Liquid Alternative Beta Index[4]	17.62%

Performance shown for the Fund's Class A shares does not reflect sales charges, which are a maximum of 5.25%.2

Market Review: An interesting period with lots of ups and downs

Market dynamics for the six-month period ended April 30, 2021 reflected the impact of pandemic-related economic support packages as well as progress advancing vaccination rates in key countries. Investor exuberance in the aftermath of the U.S. election supported a rally in risk assets over the last two months of 2020. Socioeconomic normalization, speculative retail trading activity, and reflation proved important themes as 2021 began. For the six-month period ended April 30, 2021, the Credit Suisse Multialternative Strategy Fund Class I (the "Fund") gained +11.37%. The ICE BofA US 3-Month Treasury Bill Index (the Benchmark for the Fund) was up +0.05% for the same time period.

2020, a year marked by precipitous slumps and unexpected rebounds, closed on a positive note for markets. Global equities rallied as investors took encouragement from the impact of government support measures and the progress of vaccine rollouts. Nonetheless, implied volatility levels, as measured by the VIX Index, remained elevated relative to the historical standards, and the obvious burden of fiscal and monetary stimuli continued to ratchet-up inflation expectations, initially pressuring the US Dollar downward.

The new year began with disparate price action across and within asset classes. Investor optimism drove equities to new highs until a short-squeeze fomented through social media channels jolted markets. Unfavorable weather conditions buoyed crop prices. Precious Metals declined as the concerns around a disorderly presidential handover in the US dissipated. Energy prices rose on the prospect of accelerating economic growth and ongoing OPEC supply discipline. The

1

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

benchmark US Treasury 10-year rate, which crossed the 1% level for the first time since March 2020, ended the month higher despite equity market gyrations towards month-end. The US Dollar delivered its first monthly gain since September as higher yields tempted investors.

As the risk of increasing price instability and rising interest rates came into focus, equity markets moved in lockstep during February: starting strong and declining towards the end of the month. While the impressive pace of vaccination efforts in the UK put upward pressure on Gilt yields, in the US, concerns around the Fed's inflation tolerance lifted Treasury yields in a similar direction. The US Dollar resumed its downward trend, before ending the month close to flat. Commodities such as Agriculture, Industrial Metals, and Energy posted gains as pent-up demand coupled with adverse weather, supply lags, fractured logistical networks, and the expansion of resource-intensive green initiatives drove prices higher.

During March, equity market strength persisted, underpinned by aggressive, pro-cyclical policy cocktails. Industrial Metals such as Copper slumped on rising inventories and disappointing Chinese factory data. Crop prices reacted to favorable weather conditions and easing supply concerns. Oil prices declined on short-term demand weakness. A strengthening US Dollar weighed on the safe-haven appeal of Precious Metals. The Treasury yield curve steepened on the prospect of accelerating post-pandemic growth and rising inflation expectations.

Reopening-driven portfolio repositioning continued to be a dominant and profitable market theme, as solid economic numbers, supportive policy, and robust corporate earnings propelled stocks during April. The US Dollar declined on the back of inflation readings and economic fundamentals. Higher Treasury yields supported investor demand, leading to a price reversion in April. Bund yields, on the other hand, continued to rise with investors expressing doubt that the European Central Bank's stepped-up bond buying would continue into the third quarter.

Strategic Review and Outlook: A good time for portfolio diversifiers

Markets are currently discounting continued post-pandemic socioeconomic normalization in the US and much of the developed world. Investors are reacting by reconsidering their inflation expectations, and in the process, pushing interest rates higher and steepening yield curves. This is catalyzing significant sectoral and style rotations across asset classes, albeit in a period where price action at the market level remains reasonably sanguine.

Against a backdrop of pro-cyclical equity and bond trends, our forecasting framework is currently nowcasting a predominantly "expansionary" environment. We actively seek to balance the portfolio's risk taking in a manner

2

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

consistent with the market backdrop, and the portfolio continues to emphasize exposure breadth and balance in striving to generate attractive returns with a low correlation to traditional portfolios.

For the six-month period ended April 30, 2021, the Fund's A and I shares both significantly outperformed the Benchmark.

The Fund seeks to achieve its investment objective by utilizing an investment process that allocates across a range of investment strategies including those that are Fundamental (Carry and Valuation) and Tactical (Flow, Intermediation, and Positioning) in nature. The program trades all major asset groups on a global basis, including Corporate, Real Asset, and Sovereign.

Carry strategies reported positive returns for the period, with strategies linked to equity implied volatility leading the gains as the VIX subsided to pre-pandemic levels and lingering fears of another wave of infection faded. Real Asset exposures such as carry in commodities (cross-sectional) detracted, partially neutralizing the gains.

Valuation strategies contributed modestly. Exposures predicated on fundamental commodity valuation models drove gains. Strategies focused on volatility spreads, particularly among European equities, detracted.

Flow strategies were profitable for the period. Real Asset trend-following positions made up the bulk of the attribution along with the Fund's equity convexity strategy. Corporate exposures focused on the impact of structural economic evolution in production and consumption patterns provided a boost.

Overall performance for Intermediation strategies was positive, as Corporate exposures designed to take advantage of periodic equity rebalancing activity led gains. Sovereign congestion exposures detracted.

Positioning strategies posted losses, with declines from dispersion strategies more than offsetting the gains from strategies designed to exploit large short-horizon moves in Real Asset prices.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative

3

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, credit risk, derivatives risk, exchange traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, portfolio turnover risk, risks of investing in other funds, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2021; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was 5.39%.

3   The ICE BofA 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

4  The Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

4

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Average Annual Returns as of April 30, 20211

	1 Year	5 Years	Since Inception[2]
Class I	6.35%	3.66%	2.93%
Class A Without Sales Charge	6.14%	3.40%	2.67%
Class A With Maximum Sales Charge	0.52%	2.28%	2.07%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.37% for Class I shares and 2.62% for Class A shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.85% for Class I shares and 1.10% for Class A.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: March 30, 2012.

5

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2021.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2021

Actual Fund Return	Class I	Class A
Beginning Account Value 11/01/20	$1,000.00	$1,000.00
Ending Account Value 04/30/21	$1,113.70	$1,112.30
Expenses Paid per $1,000*	$4.45	$5.76
Hypothetical 5% Fund Return
Beginning Account Value 11/01/20	$1,000.00	$1,000.00
Ending Account Value 04/30/21	$1,020.58	$1,019.34
Expenses Paid per $1,000*	$4.26	$5.51
	Class I	Class A
Annualized Expense Ratios*	0.85%	1.10%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Investment Type Breakdown**

Common Stocks	33.69%
Exchange-Traded Funds	66.31
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

7

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
April 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (8.8%)
BELGIUM (0.1%)
Insurance (0.1%)
Ageas S.A.	315	$19,076
BERMUDA (0.2%)
Insurance (0.2%)
Athene Holding Ltd., Class A(1)	367	21,899
Everest Re Group Ltd.	77	21,325
		43,224
CANADA (0.3%)
Commercial Services & Supplies (0.1%)
Ritchie Bros Auctioneers, Inc.	338	21,483
IT Services (0.1%)
CGI, Inc.(1)	234	20,686
Metals/Mining (0.1%)
Kirkland Lake Gold Ltd.	513	19,044
Teck Resources Ltd., Class B	908	19,198
		38,242
		80,411
DENMARK (0.5%)
Air Freight & Logistics (0.1%)
DSV Panalpina AS	95	21,192
Beverages (0.1%)
Carlsberg AS, Class B	123	21,606
Electrical Equipment (0.0%)
Vestas Wind Systems A/S	470	19,408
Healthcare Equipment & Supplies (0.1%)
Demant AS(1)	438	21,954
Marine (0.1%)
AP Moller - Maersk AS, Class A	9	21,174
AP Moller - Maersk AS, Class B	8	19,926
		41,100
Pharmaceuticals (0.1%)
Novo Nordisk AS, Class B	277	20,459
		145,719
FRANCE (0.2%)
Electrical Equipment (0.1%)
Schneider Electric SE	125	19,970
Insurance (0.0%)
SCOR SE(1),(2)	554	17,924

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
FRANCE
Real Estate Investment Trust (0.1%)
Klepierre S.A.	790	$20,994
		58,888
GERMANY (0.1%)
Insurance (0.1%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Reg S	62	17,937
IRELAND (0.6%)
Building Products (0.1%)
Johnson Controls International PLC	329	20,510
Chemicals (0.0%)
Linde PLC	67	19,151
Construction Materials (0.1%)
CRH PLC	407	19,229
Electrical Equipment (0.1%)
Eaton Corp. PLC	142	20,296
Insurance (0.1%)
Aon PLC	82	20,618
Machinery (0.1%)
Pentair PLC	317	20,449
Pharmaceuticals (0.0%)
Jazz Pharmaceuticals PLC(1)	115	18,906
Technology Hardware & Storage (0.1%)
Seagate Technology PLC	252	23,396
		162,555
ITALY (0.1%)
Automobiles (0.1%)
Ferrari NV	92	19,733
JERSEY (0.1%)
Containers & Packaging (0.1%)
Amcor PLC	1,638	19,247
NETHERLANDS (0.2%)
Chemicals (0.1%)
Akzo Nobel NV	171	20,558
Healthcare Equipment & Supplies (0.0%)
Koninklijke Philips NV(1)	336	19,023
Insurance (0.1%)
NN Group NV	389	19,428
		59,009

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
SWEDEN (0.1%)
Diversified Telecommunication Services (0.0%)
Telia Co AB(2)	4,549	$18,872
Tobacco (0.1%)
Swedish Match AB	241	19,752
		38,624
SWITZERLAND (0.1%)
Electronic Equipment, Instruments & Components (0.1%)
TE Connectivity Ltd.	152	20,439
Pharmaceuticals (0.0%)
Novartis AG, Reg S	222	18,970
		39,409
UNITED KINGDOM (0.3%)
Capital Markets (0.0%)
Standard Life Aberdeen PLC	4,992	19,179
Oil, Gas & Consumable Fuels (0.1%)
Royal Dutch Shell PLC, Class A	958	18,072
Royal Dutch Shell PLC, Class B	1,019	18,280
		36,352
Professional Services (0.1%)
RELX PLC	759	19,742
Water Utilities (0.1%)
Severn Trent PLC	612	21,002
		96,275
UNITED STATES (5.9%)
Aerospace & Defense (0.1%)
General Dynamics Corp.	109	20,735
Air Freight & Logistics (0.1%)
XPO Logistics, Inc.(1)	158	21,981
Auto Components (0.1%)
LKQ Corp.(1)	462	21,580
Banks (0.1%)
M&T Bank Corp.	129	20,342
Beverages (0.1%)
Monster Beverage Corp.(1)	215	20,866
Biotechnology (0.1%)
Biogen, Inc.(1)	69	18,446
Regeneron Pharmaceuticals, Inc.(1)	40	19,252
		37,698

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Building Products (0.1%)
Fortune Brands Home & Security, Inc.	205	$21,521
Capital Markets (0.3%)
BlackRock, Inc.	26	21,302
MSCI, Inc.	46	22,345
Raymond James Financial, Inc.	157	20,532
SEI Investments Co.	324	19,907
T. Rowe Price Group, Inc.	118	21,146
		105,232
Chemicals (0.1%)
Celanese Corp., Series A	131	20,521
Consumer Finance (0.1%)
Synchrony Financial	497	21,739
Diversified Financial Services (0.1%)
Equitable Holdings, Inc.	578	19,785
Voya Financial, Inc.	302	20,482
		40,267
Diversified Telecommunication Services (0.1%)
Liberty Global PLC, Class C(1)	759	20,538
Electric Utilities (0.1%)
NRG Energy, Inc.	519	18,591
Electrical Equipment (0.1%)
Emerson Electric Co.	216	19,546
Healthcare Equipment & Supplies (0.1%)
Hologic, Inc.(1)	259	16,977
Healthcare Providers & Services (0.3%)
AmerisourceBergen Corp.	164	19,811
Centene Corp.(1)	303	18,707
DaVita, Inc.(1)	183	21,325
Molina Healthcare, Inc.(1)	76	19,388
Universal Health Services, Inc. Class B	147	21,816
		101,047
Household Durables (0.1%)
Newell Rubbermaid, Inc.	751	20,247
Industrial Conglomerates (0.1%)
Roper Technologies, Inc.	49	21,876
Insurance (0.1%)
W.R. Berkley Corp.	258	20,568
Internet Software & Services (0.1%)
eBay, Inc.	316	17,630

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
IT Services (0.2%)
Cognizant Technology Solutions Corp., Class A	251	$20,180
FleetCor Technologies, Inc.(1)	72	20,716
GoDaddy, Inc., Class A(1)	250	21,705
Visa, Inc. Class A	92	21,488
		84,089
Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc. Class A(1)	31	19,534
Machinery (0.1%)
Caterpillar, Inc.	83	18,933
IDEX Corp.	94	21,075
		40,008
Media (0.3%)
Altice U.S.A., Inc., Class A(1)	559	20,297
Charter Communications, Inc., Class A(1)	32	21,550
Discovery, Inc., Class C(1)	557	17,997
Liberty Media Corp-Liberty SiriusXM(1)	449	20,290
Omnicom Group, Inc.	264	21,717
		101,851
Media - Services (0.1%)
Alphabet, Inc. Class C(1)	9	21,691
Metals/Mining (0.1%)
Steel Dynamics, Inc.	390	21,146
Professional Services (0.1%)
Booz Allen Hamilton Holding Corp.	229	18,995
Jacobs Engineering Group, Inc.	154	20,576
		39,571
Real Estate Investment Trusts (0.1%)
Essex Property Trust, Inc.	72	20,917
Road & Rail (0.2%)
Kansas City Southern	74	21,623
Old Dominion Freight Line, Inc.	81	20,883
Union Pacific Corp.	88	19,544
		62,050
Semiconductor Equipment & Products (0.2%)
QUALCOMM, Inc.	149	20,681
Skyworks Solutions, Inc.	106	19,221
Texas Instruments, Inc.	104	18,773
Xilinx, Inc.	158	20,218
		78,893

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Software (1.8%)
Fortinet, Inc.(1)	104	$21,240
NortonLifeLock, Inc.	960	20,745
Oracle Corp.	275	20,842
Palo Alto Networks, Inc.(1)	59	20,850
Proofpoint, Inc.(1)	2,416	415,818
		499,495
Textiles, Apparel & Luxury Goods (0.1%)
VF Corp.	247	21,652
Trading Companies & Distributors (0.1%)
United Rentals, Inc.(1)	59	18,877
		1,639,276
TOTAL COMMON STOCKS (Cost $2,352,349)		2,439,383
EXCHANGE-TRADED FUNDS (17.4%)
UNITED STATES (17.4%)
Commingled Funds (9.9%)
iShares 3-7 Year Treasury Bond ETF(2)	7,907	1,031,310
iShares Russell 2000 Value ETF	1,684	273,448
iShares Russell Mid-Cap Value ETF	1,235	141,358
Vanguard Short-Term Inflation-Protected Securities ETF	24,727	1,285,557
		2,731,673
Diversified Financial Services (1.5%)
Financial Select Sector SPDR Fund	3,934	142,647
Industrial Select Sector SPDR Fund	691	70,434
iShares MSCI EAFE ETF	880	68,737
iShares MSCI United Kingdom ETF	4,263	138,675
		420,493
Energy - Integrated (6.0%)
Alerian MLP ETF(2)	44,338	1,451,626
Energy Select Sector SPDR Fund	4,013	198,202
		1,649,828
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,479,091)		4,801,994
SHORT-TERM INVESTMENTS (4.6%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(3) (Cost $1,264,106)	1,264,106	1,264,106
TOTAL INVESTMENTS AT VALUE (30.8%) (Cost $8,095,546)		8,505,483
OTHER ASSETS IN EXCESS OF LIABILITIES (69.2%)		19,115,971
NET ASSETS (100.0%)		$27,621,454

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

(1)  Non-income producing security.

(2)  Security or portion thereof is out on loan (See note 2-L).

(3)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2021.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
CAD	48,823	USD	39,006	06/16/21	JPMorgan Chase	$39,006	$39,690	$684
CHF	9,408	USD	10,209	06/16/21	JPMorgan Chase	10,209	10,327	118
DKK	425,685	USD	68,648	06/16/21	JPMorgan Chase	68,648	68,956	308
EUR	90,780	USD	108,906	06/16/21	JPMorgan Chase	108,906	109,376	470
GBP	131,614	USD	181,878	06/16/21	JPMorgan Chase	181,878	182,245	367
SEK	165,316	USD	19,549	06/16/21	JPMorgan Chase	19,549	19,558	9
USD	279,975	GBP	202,473	06/16/21	JPMorgan Chase	(279,975)	(280,364)	(389)
USD	29,534	CHF	27,377	06/16/21	JPMorgan Chase	(29,534)	(30,051)	(517)
USD	59,080	SEK	505,542	06/16/21	JPMorgan Chase	(59,080)	(59,809)	(729)
USD	120,065	CAD	150,410	06/16/21	JPMorgan Chase	(120,065)	(122,276)	(2,211)
USD	208,669	DKK	1,302,227	06/16/21	JPMorgan Chase	(208,669)	(210,946)	(2,277)
USD	306,677	EUR	257,077	06/16/21	JPMorgan Chase	(306,677)	(309,738)	(3,061)
								$(7,228)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Brent Crude Oil Futures	USD	Sep 2021	9	$592,200	$5,269
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2021	2	154,120	$(835)
CAD Currency Futures	USD	Jun 2021	4	325,760	7,783
EUR Currency Futures	USD	Jun 2021	2	300,813	(688)
GBP Currency Futures	USD	Jun 2021	4	345,275	(2,598)
					$3,662
Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2021	98	1,144,332	56,130
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2021	70	882,265	21,506
FTSE 100 Index Futures	GBP	Jun 2021	1	96,053	2,717
Contracts to Purchase
Hang Seng Index Futures	HKD	May 2021	1	183,665	$(1,666)
					$78,687

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Industrial Metals
LME Nickel Futures	USD	May 2021	3	$317,700	$85
LME Nickel Futures	USD	Jul 2021	1	106,050	10,325
LME Primary Aluminum Futures	USD	May 2021	9	537,862	69,323
LME Primary Aluminum Futures	USD	Jul 2021	2	119,825	6,351
LME Zinc Futures	USD	May 2021	6	437,475	31,992
LME Zinc Futures	USD	Jul 2021	1	73,169	2,360
					$120,436
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Jun 2021	39	4,199,208	$13,066
10YR CAD Bond Futures	CAD	Jun 2021	37	4,191,449	(6,953)
10YR U.S. Treasury Note Futures	USD	Jun 2021	25	3,300,781	367
					$6,480
Livestock
Lean Hogs Futures	USD	Jul 2021	5	218,500	$4,911
Live Cattle Futures	USD	Aug 2021	6	284,700	1,567
					$6,478
Precious Metals
Gold 100 OZ Futures	USD	Aug 2021	6	1,061,880	$(3,540)
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	Jul 2021	(9)	(600,840)	$(6,484)
Foreign Exchange Contracts
JPY Currency Futures	USD	Jun 2021	(5)	(571,969)	$2,120
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Jun 2021	(10)	(474,297)	$(14,609)
S&P 500 E Mini Index Futures	USD	Jun 2021	(7)	(1,461,040)	(60,643)
					$(75,252)
Industrial Metals
LME Nickel Futures	USD	May 2021	(3)	(317,700)	$(7,061)
LME Nickel Futures	USD	Jul 2021	(1)	(106,050)	(6,286)
LME Primary Aluminum Futures	USD	May 2021	(9)	(537,862)	(73,628)
LME Primary Aluminum Futures	USD	Jul 2021	(2)	(119,825)	(5,809)
LME Zinc Futures	USD	May 2021	(6)	(437,475)	(38,391)
LME Zinc Futures	USD	Jul 2021	(1)	(73,169)	(4,202)
					$(135,377)

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Jun 2021	(32)	$(4,429,148)	$(3,855)
EURO Bund Futures	EUR	Jun 2021	(24)	(4,911,503)	36,187
Long Gilt Futures	GBP	Jun 2021	(27)	(4,772,670)	23,957
					$56,289
Livestock
Lean Hogs Futures	USD	Jun 2021	(5)	(219,450)	$(4,079)
Live Cattle Futures	USD	Jun 2021	(6)	(279,780)	(643)
					$(4,722)
Precious Metals
Gold 100 OZ Futures	USD	Jun 2021	(6)	(1,060,620)	$3,460
					$57,506

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$2,654,993	09/24/21	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(b)	0.00%	Monthly	$—	$—
USD	738,672	02/24/22	Bank of America	0.40%	S&P 500 Total Return Index	Monthly	—	1,028
USD	5,508,961	06/04/21	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index(b)	0.20%	At Maturity	—	(90,771)
USD	5,416,115	09/09/21	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(b)	0.15%	At Maturity	—	(175,605)
USD	2,556,706	09/09/21	Barclays Bank PLC	Shiller Barclays CAPE US Mid-Month Sector Market Hedged ER Index(b)	0.60%	At Maturity	—	16,915

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$745,396	06/04/21	BNP Paribas	BNP Paribas VOLA Index ER(b)	0.35%	At Maturity	$—	$(33,200)
USD	800,000	06/21/21	BNP Paribas	iBoxx $ Liquid High Yield Index	0.18%	Quarterly	(158)	3,578
USD	800,000	06/21/21	BNP Paribas	iBoxx $ Liquid High Yield Index	0.19%	Quarterly	(71)	5,202
USD	4,300,000	06/21/21	BNP Paribas	iBoxx $ Liquid High Yield Index	0.20%	Quarterly	—	245,739
USD	1,451,393	06/30/21	BNP Paribas	USD Custom Equity Basket Long 2(b)	0.31%	Monthly	—	(99,373)
USD	702,128	09/09/21	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net index(b)	0.30%	At Maturity	—	70,702
USD	1,215,482	09/09/21	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(b)	0.10%	At Maturity	—	3,501
USD	400,000	09/20/21	BNP Paribas	iBoxx $ Liquid High Yield Index	0.20%	Quarterly	(6)	6,203
USD	289,813	09/30/21	BNP Paribas	BNP Paribas Equity Low Vol U.S. Index(b)	0.35%	At Maturity	—	(7,346)
EUR	5,456,797	09/30/21	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(b)	0.00%	At Maturity	—	49,283
USD	600,000	03/21/22	BNP Paribas	0.19%	iBoxx $ Liquid High Yield Index	Quarterly	75	(5,919)
USD	2,330,222	02/24/22	Citigroup	Citi Pure Estimates Momentum US Long-Short TR Index(b)	0.95%	At Maturity	—	32,886

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$4,073,720	07/16/21	Goldman Sachs	Goldman Sachs VOLA Index ER(b)	0.00%	At Maturity	$—	$535,136
USD	4,160,899	07/16/21	Goldman Sachs	Goldman Sachs DISP U.S. Index(b)	0.00%	At Maturity	—	(252,126)
USD	5,349,357	07/16/21	Goldman Sachs	Goldman Sachs Commodity Strategy Index(b)	0.00%	At Maturity	—	28,662
USD	73,502	09/09/21	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	1,683
USD	571,333	09/09/21	Goldman Sachs	Goldman Sachs RP 109 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(22,420)
USD	1,031,314	09/09/21	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy(b)	0.40%	At Maturity	—	(15,376)
USD	4,531,190	09/09/21	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(b)	0.00%	At Maturity	—	(102,634)
USD	954,391	09/09/21	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(5,034)
USD	400,000	09/20/21	Goldman Sachs	0.19%	iBoxx $ Liquid High Yield Index	Quarterly	—	(4,363)
USD	7,415	10/25/21	Goldman Sachs	Achillion Pharmaceuticals CVR	0.49%	Monthly	—	81

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$174,424	12/07/21	Goldman Sachs	Bloomberg Industrial Metals Index	0.12%	At Maturity	$—	$15,377
USD	21,836	12/07/21	Goldman Sachs	(0.05)%	Bloomberg Precious Metals Index	At Maturity	—	(536)
USD	269,759	12/07/21	Goldman Sachs	Bloomberg Agriculture Index	0.17%	At Maturity	—	40,217
USD	94,795	12/07/21	Goldman Sachs	Bloomberg Energy Index	0.11%	At Maturity	—	5,107
USD	300,000	12/20/21	Goldman Sachs	0.18%	iBoxx $ Liquid High Yield Index	Quarterly	—	(4,893)
USD	410,937	04/29/22	Goldman Sachs	Welbilt, Inc.	(0.26)%	Monthly	—	0
USD	83,042	04/29/22	Goldman Sachs	Meridian Bancorp, Inc.	0.49%	Monthly	—	(1,058)
USD	388,795	04/29/22	Goldman Sachs	Flagstar Bancorp, Inc.	0.49%	Monthly	—	(3,956)
USD	84,762	04/29/22	Goldman Sachs	(0.26)%	Independent Bank Corp.	Monthly	—	1,224
USD	418,588	04/29/22	Goldman Sachs	(0.26)%	Middleby Corp.	Monthly	—	2,458
USD	407,728	04/29/22	Goldman Sachs	(0.26)%	New York Community Bancorp.	Monthly	—	10,632
USD	275,273	05/05/21	JPMorgan Chase	J.P. Morgan Rates U.S. Volatility Carry Index(b)	0.00%	At Maturity	—	(323)
USD	5,386,365	05/05/21	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(b)	0.00%	At Maturity	—	72,886
USD	3,444,967	05/05/21	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	(5,186)

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$4,707,391	05/05/21	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio(a)	0.60%	At Maturity	$—	$(31,038)
USD	5,464,759	05/05/21	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(b)	0.80%	At Maturity	—	66,783
USD	900,000	06/09/21	JPMorgan Chase	J.P. Morgan EMBI Global Core(a)	0.66%	At Maturity	—	27,051
USD	500,000	06/09/21	JPMorgan Chase	J.P. Morgan EMBI Global Core(a)	0.51%	At Maturity	—	7,554
USD	700,000	06/09/21	JPMorgan Chase	J.P. Morgan EMBI Global Core(a)	0.56%	At Maturity	—	10,607
USD	4,200,000	06/21/21	JPMorgan Chase	0.20%	iBoxx $ Liquid High Yield Index	Quarterly	—	(280,666)
SEK	183,734	03/14/22	JPMorgan Chase	(0.26)%	Recipharm AB-B Shares	Monthly	—	0
USD	64,844	03/21/22	JPMorgan Chase	Change Healthcare, Inc.	0.51%	Monthly	—	1,711
USD	157,023	03/21/22	JPMorgan Chase	TCF Financial Corp.	0.51%	Monthly	—	(7,490)
USD	158,893	03/21/22	JPMorgan Chase	(0.12)%	Huntington Bancshares, Inc.	Monthly	—	7,792
USD	137,509	03/21/22	JPMorgan Chase	FLIR Systems, Inc.	0.51%	Monthly	—	5,459
USD	124,754	03/21/22	JPMorgan Chase	Magellan Health, Inc.	0.51%	Monthly	—	532
USD	125,855	03/21/22	JPMorgan Chase	Perspecta, Inc.	0.51%	Monthly	—	475
USD	71,981	03/21/22	JPMorgan Chase	(0.12)%	Teledyne Technologies, Inc.	Monthly	—	(4,585)
USD	33,321	03/21/22	JPMorgan Chase	(0.12)%	SVB Financial Group	Monthly	—	(5,563)
USD	39,593	03/21/22	JPMorgan Chase	Boston Private Financial Holdings, Inc.	0.51%	Monthly	—	4,096

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$134,197	03/21/22	JPMorgan Chase	(0.12)%	Advanced Micro Devices, Inc.	Monthly	$—	$(313)
GBP	129,495	03/21/22	JPMorgan Chase	RSA Insurance Group PLC	0.40%	Monthly	—	0
USD	70,656	03/21/22	JPMorgan Chase	Aerojet Rocketdyne Holdings, Inc.	0.51%	Monthly	—	(1,043)
USD	121,672	03/21/22	JPMorgan Chase	PNM Resources, Inc.	0.51%	Monthly	—	296
USD	144,689	03/21/22	JPMorgan Chase	(0.12)%	Analog Devices, Inc.	Monthly	—	9,142
USD	136,637	03/21/22	JPMorgan Chase	Maxim Integrated Products	0.51%	Monthly	—	(4,661)
USD	123,849	03/21/22	JPMorgan Chase	Navistar International Corp.	0.51%	Monthly	—	449
USD	32,823	03/21/22	JPMorgan Chase	(0.12)%	Sales Force.com, Inc.	Monthly	—	(1,494)
CAD	77,290	03/21/22	JPMorgan Chase	Great Canadian Gaming Corp.	0.86%	Monthly	—	698
USD	124,978	03/21/22	JPMorgan Chase	Xilinx, Inc.	0.51%	Monthly	—	(2,648)
USD	80,139	03/21/22	JPMorgan Chase	Slack Technologies, Inc.	0.51%	Monthly	—	1,777
USD	80,581	03/24/22	JPMorgan Chase	Maxim Integrated Products	0.51%	Monthly	—	(2,749)
USD	73,057	03/24/22	JPMorgan Chase	Navistar International Corp.	0.51%	Monthly	—	265
USD	41,682	03/24/22	JPMorgan Chase	Aerojet Rocketdyne Holdings, Inc.	0.51%	Monthly	—	(615)
USD	19,606	03/24/22	JPMorgan Chase	(0.11)%	Sales Force.com, Inc.	Monthly	—	(893)
USD	85,178	03/24/22	JPMorgan Chase	(0.11)%	Analog Devices, Inc.	Monthly	—	5,382

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$71,743	03/24/22	JPMorgan Chase	PNM Resources, Inc.	0.51%	Monthly	$—	$175
USD	79,069	03/24/22	JPMorgan Chase	(0.11)%	Advanced Micro Devices, Inc.	Monthly	—	(185)
USD	47,204	03/24/22	JPMorgan Chase	Slack Technologies, Inc.	0.51%	Monthly	—	1,047
GBP	76,363	03/24/22	JPMorgan Chase	RSA Insurance Group PLC	0.39%	Monthly	—	0
USD	73,732	03/24/22	JPMorgan Chase	Xilinx, Inc.	0.51%	Monthly	—	(1,562)
CAD	45,546	03/24/22	JPMorgan Chase	Great Canadian Gaming Corp.	0.86%	Monthly	—	411
USD	42,515	03/24/22	JPMorgan Chase	(0.11)%	Teledyne Technologies, Inc.	Monthly	—	(2,708)
USD	19,601	03/24/22	JPMorgan Chase	(0.11)%	SVB Financial Group	Monthly	—	(3,272)
USD	74,212	03/24/22	JPMorgan Chase	Perspecta, Inc.	0.51%	Monthly	—	280
USD	202,749	03/24/22	JPMorgan Chase	Peoples United Financial	0.51%	Monthly	—	561
USD	202,697	03/24/22	JPMorgan Chase	(0.11)%	M & T Bank Corp.	Monthly	—	(5,927)
USD	73,539	03/24/22	JPMorgan Chase	Magellan Health, Inc.	0.51%	Monthly	—	314
USD	93,696	03/24/22	JPMorgan Chase	(0.11)%	Huntington Bancshares, Inc.	Monthly	—	4,595
USD	58,200	03/24/22	JPMorgan Chase	(0.11)%	Goodyear Tire & Rubber Co.	Monthly	—	1,579
USD	123,277	03/24/22	JPMorgan Chase	Forterra, Inc.	0.51%	Monthly	—	53
USD	81,040	03/24/22	JPMorgan Chase	FLIR Systems, Inc.	0.51%	Monthly	—	3,217
USD	204,998	03/24/22	JPMorgan Chase	Cooper Tire & Rubber	0.51%	Monthly	—	1,705
USD	38,236	03/24/22	JPMorgan Chase	Change Healthcare, Inc.	0.51%	Monthly	—	1,009
USD	92,541	03/24/22	JPMorgan Chase	TCF Financial Corp.	0.51%	Monthly	—	(4,414)

See Accompanying Notes to Consolidated Financial Statements.
22

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$23,345	03/24/22	JPMorgan Chase	Boston Private Financial Holdings, Inc.	0.51%	Monthly	$—	$2,415
USD	216,941	04/04/22	JPMorgan Chase	PRA Health Sciences, Inc.	0.51%	Monthly	—	13,534
USD	115,881	04/04/22	JPMorgan Chase	(0.29)%	ICON PLC	Monthly	—	(7,781)
GBP	178,171	04/11/22	JPMorgan Chase	RSA Insurance Group PLC	0.40%	Monthly	—	0
USD	89,216	04/11/22	JPMorgan Chase	Change Healthcare, Inc.	0.51%	Monthly	—	2,354
USD	216,056	04/11/22	JPMorgan Chase	TCF Financial Corp.	0.51%	Monthly	—	(10,306)
USD	54,467	04/11/22	JPMorgan Chase	Boston Private Financial Holdings, Inc.	0.51%	Monthly	—	5,635
USD	106,698	04/11/22	JPMorgan Chase	Forterra, Inc.	0.51%	Monthly	—	45
USD	189,133	04/11/22	JPMorgan Chase	FLIR Systems, Inc.	0.51%	Monthly	—	7,509
USD	177,473	04/11/22	JPMorgan Chase	Cooper Tire & Rubber	0.51%	Monthly	—	1,476
USD	100,227	04/11/22	JPMorgan Chase	(0.29)%	ICON PLC	Monthly	—	(6,729)
USD	218,613	04/11/22	JPMorgan Chase	(0.29)%	Huntington Bancshares, Inc.	Monthly	—	10,720
USD	50,381	04/11/22	JPMorgan Chase	(0.29)%	Goodyear Tire & Rubber Co.	Monthly	—	1,367
USD	175,425	04/11/22	JPMorgan Chase	(0.29)%	M & T Bank Corp.	Monthly	—	(5,130)
USD	171,560	04/11/22	JPMorgan Chase	Magellan Health, Inc.	0.51%	Monthly	—	732
USD	173,181	04/11/22	JPMorgan Chase	Perspecta, Inc.	0.51%	Monthly	—	653
USD	187,723	04/11/22	JPMorgan Chase	PRA Health Sciences, Inc.	0.51%	Monthly	—	11,711

See Accompanying Notes to Consolidated Financial Statements.
23

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$175,466	04/11/22	JPMorgan Chase	Peoples United Financial	0.51%	Monthly	$—	$485
USD	98,921	04/11/22	JPMorgan Chase	(0.29)%	Teledyne Technologies, Inc.	Monthly	—	(6,300)
USD	356,654	04/11/22	JPMorgan Chase	Athene Holding Ltd.	0.51%	Monthly	—	60,141
USD	45,572	04/11/22	JPMorgan Chase	(0.29)%	SVB Financial Group	Monthly	—	(7,608)
USD	382,680	04/11/22	JPMorgan Chase	(0.29)%	Apollo Global Management, Inc.	Monthly	—	(61,720)
USD	97,258	04/11/22	JPMorgan Chase	Aerojet Rocketdyne Holdings, Inc.	0.51%	Monthly	—	(1,436)
USD	198,967	04/11/22	JPMorgan Chase	(0.29)%	Analog Devices, Inc.	Monthly	—	12,572
USD	171,910	04/11/22	JPMorgan Chase	Xilinx, Inc.	0.51%	Monthly	—	(3,643)
CAD	106,296	04/11/22	JPMorgan Chase	Great Canadian Gaming Corp.	0.86%	Monthly	—	960
USD	110,254	04/11/22	JPMorgan Chase	Slack Technologies, Inc.	0.51%	Monthly	—	2,445
USD	45,380	04/11/22	JPMorgan Chase	(0.29)%	Sales Force.com, Inc.	Monthly	—	(2,066)
USD	170,452	04/11/22	JPMorgan Chase	Navistar International Corp.	0.51%	Monthly	—	619
USD	184,602	04/11/22	JPMorgan Chase	(0.29)%	Advanced Micro Devices, Inc.	Monthly	—	(431)
USD	167,416	04/11/22	JPMorgan Chase	PNM Resources, Inc.	0.51%	Monthly	—	408
USD	188,022	04/11/22	JPMorgan Chase	Maxim Integrated Products	0.51%	Monthly	—	(6,414)

See Accompanying Notes to Consolidated Financial Statements.
24

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
CAD	$77,241	04/18/22	JPMorgan Chase	Shaw Communications, Inc.	0.86%	Monthly	$—	$5,378
USD	239,035	04/25/22	JPMorgan Chase	Kansas City Southern	0.51%	Monthly	—	22,785
CAD	178,917	04/25/22	JPMorgan Chase	(0.04)%	Canadian Pacific Railway Ltd.	Monthly	—	9,052
USD	46,911	05/23/22	JPMorgan Chase	(0.29)%	Herman Miller, Inc.	Monthly	—	(524)
USD	392,473	05/23/22	JPMorgan Chase	(0.29)%	Webster Financial Corp.	Monthly	—	(14,563)
USD	84,431	05/23/22	JPMorgan Chase	Knoll, Inc.	0.51%	Monthly	—	963
USD	82,944	05/23/22	JPMorgan Chase	Magnachip Semiconductor Corp.	0.51%	Monthly	—	(2,937)
USD	320,541	05/23/22	JPMorgan Chase	Nuance Communications, Inc.	0.51%	Monthly	—	(404)
USD	416,272	05/23/22	JPMorgan Chase	PPD, Inc.	0.51%	Monthly	—	36
USD	390,411	05/23/22	JPMorgan Chase	Sterling Bancorp.	0.51%	Monthly	—	27,174
USD	1,762,103	09/09/21	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(d)	0.15%	At Maturity	—	127,303
USD	1,300,000	06/21/21	Morgan Stanley	iBoxx $ Liquid High Yield Index	0.20%	Quarterly	—	68,832
USD	5,443,197	09/09/21	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(b)	0.25%	At Maturity	—	1,299
USD	400,000	09/20/21	Morgan Stanley	0.20%	iBoxx $ Liquid High Yield Index	Quarterly	—	(17,406)
USD	1,900,000	09/20/21	Morgan Stanley	iBoxx $ Liquid High Yield Index	0.20%	Quarterly	—	29,796
See Accompanying Notes to Consolidated Financial Statements.
25

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$5,505,497	09/30/21	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(b)	0.35%	At Maturity	$—	$(61,359)
USD	1,200,000	12/20/21	Morgan Stanley	0.20%	iBoxx $ Liquid High Yield Index	Quarterly	—	(10,063)
USD	1,527,413	06/04/21	Societe Generale	SGI VRR US Index(a)	0.27%	At Maturity	—	130,082
USD	191,186	06/30/21	Societe Generale	0.22%	S&P 500 Total Return Index	Monthly	—	266
USD	443,203	08/20/21	Societe Generale	0.30%	S&P 500 Total Return Index	Monthly	—	617
USD	1,733,718	09/09/21	Societe Generale	SGI VRR US Index(a)	0.27%	At Maturity	—	30,368
USD	3,432,661	09/09/21	Societe Generale	SG US Trend Index(c)	0.30%	At Maturity	—	(8,893)
USD	11,052,000	02/17/22	Societe Generale	SGI Coda Index(b)	0.25%	At Maturity	—	(58,668)
							$(160)	$416,921

WRITTEN OPTIONS

Number of Contracts	Counterparty	Put Written Options	Expiration Date	Notional Amount	Premiums Received	Current Value	Net Unrealized Appreciation (Depreciation)
1	Goldman Sachs	S&P 500 Index, strike @ $4,170	05/21/21	100	$7,399	$(5,025)	$2,374

(a)  The index constituents are available on the counterparty's website.

(b)  The index constituents are available on the Fund's website.

(c)  The index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the underlying index).

(d)  The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

Investment Abbreviations:

CVR = Contingent Value Right

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

See Accompanying Notes to Consolidated Financial Statements.
26

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

CHF = Swiss Franc

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

SEK = Swedish Krona

USD = United States Dollar

U.S. Treasury securities in the amount of $238,246 was received at the custodian bank as collateral for OTC swaps.

See Accompanying Notes to Consolidated Financial Statements.
27

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2021 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $1,264,106 (Cost $8,095,546) (Note 2)	$8,505,483[1]
Cash	11,154,832
Foreign currency at value (Cost $75,660)	73,842
Cash segregated held at brokers for futures contracts, swap contracts and written options (Note 2)	8,589,511
Unrealized appreciation on open swap contracts (Note 2)	1,903,247
Net receivable for open swap contracts	262,304
Receivable for Fund shares sold	47,115
Receivable from investment adviser (Note 3)	7,813
Dividend receivable	6,010
Variation margin receivable on futures contracts (Note 2)	4,030
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,956
Prepaid expenses and other assets	31,484
Total assets	30,587,627
Liabilities
Shareholder servicing/Distribution fee payable (Note 3)	1,151
Unrealized depreciation on open swap contracts (Note 2)	1,486,326
Payable upon return of securities loaned (Note 2)	1,264,106
Trustees' fee payable	16,170
Unrealized depreciation on forward foreign currency contracts (Note 2)	9,184
Outstanding written options, at value (Proceeds $7,399) (Note 2)	5,025
Payable for Fund shares redeemed	85
Accrued expenses	184,126
Total liabilities	2,966,173
Net Assets
Capital stock, $.001 par value (Note 6)	2,959
Paid-in capital (Note 6)	32,044,640
Total distributable earnings (loss)	(4,426,145)
Net assets	$27,621,454
I Shares
Net assets	$22,033,541
Shares outstanding	2,353,377
Net asset value, offering price and redemption price per share	$9.36
A Shares
Net assets	$5,587,913
Shares outstanding	605,357
Net asset value and redemption price per share	$9.23
Maximum offering price per share (net asset value/(1-5.25%))	$9.74

1  Includes $1,220,250 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
28

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2021 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld of $1,643)	$81,192
Interest	910
Securities lending (net of rebates)	8,237
Total investment income	90,339
Expenses
Investment advisory fees (Note 3)	164,600
Administrative services fees (Note 3)	7,986
Shareholder servicing/Distribution fees (Note 3)
Class A	5,937
Custodian fees	36,235
Trustees' fees	32,387
Audit and tax fees	28,690
Transfer agent fees (Note 3)	27,349
Legal fees	22,472
Registration fees	22,249
Printing fees	19,019
Commitment fees (Note 4)	7,627
Insurance expense	803
Miscellaneous expense	5,592
Total expenses	380,946
Less: fees waived and expenses reimbursed (Note 3)	(240,481)
Net expenses	140,465
Net investment loss	(50,126)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Related Items
Net realized gain from investments	905,597
Net realized loss from futures contracts	(370,981)
Net realized gain from swap contracts	2,527,649
Net realized gain from written options	27,741
Net realized loss from foreign currency transactions	(2,290)
Net realized loss from forward foreign currency contracts	(54,816)
Net change in unrealized appreciation (depreciation) from investments	419,311
Net change in unrealized appreciation (depreciation) from futures contracts	201,474
Net change in unrealized appreciation (depreciation) from swap contracts	508,953
Net change in unrealized appreciation (depreciation) from written options	2,374
Net change in unrealized appreciation (depreciation) from foreign currency translations	65,246
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(82,251)
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options and foreign currency related items	4,148,007
Net increase in net assets resulting from operations	$4,097,881

See Accompanying Notes to Consolidated Financial Statements.
29

Credit Suisse Multialternative Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
From Operations
Net investment income (loss)	$(50,126)	$189,765
Net realized gain (loss) from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts	3,032,900	1,685,200
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, foreign currency translations and forward foreign currency contracts	1,115,107	(732,499)
Net increase in net assets resulting from operations	4,097,881	1,142,466
From Distributions
From distributable earnings
Class I	(2,050,351)	(3,436,401)
Class A	(505,029)	(45,957)
Net decrease in net assets resulting from distributions	(2,555,380)	(3,482,358)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	9,202,768	57,996,880
Reinvestment of dividends and distributions	2,540,608	3,466,462
Net asset value of shares redeemed	(37,396,862)	(82,871,881)
Net decrease in net assets from capital share transactions	(25,653,486)	(21,408,539)
Net decrease in net assets	(24,110,985)	(23,748,431)
Net Assets
Beginning of period	51,732,439	75,480,870
End of period	$27,621,454	$51,732,439

See Accompanying Notes to Consolidated Financial Statements.
30

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2021	For the Year Ended December 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$9.53[1]	$9.86	$10.03[1]	$10.54	$10.39[1]	$10.36
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.01)	0.04	0.06	0.05	(0.04)	(0.08)
Net gain (loss) from investments, futures contracts, swap contracts, written options and foreign currency related items (both realized and unrealized)	1.02	0.10	(0.06)	(0.08)	0.41	0.13
Total from investment operations	1.01	0.14	0.00[3]	(0.03)	0.37	0.05
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(1.18)	(0.47)	—	—	(0.04)	—
Distributions from net realized gains	—	—	(0.17)	(0.48)	(0.18)	(0.02)
Total dividends and distributions	(1.18)	(0.47)	(0.17)	(0.48)	(0.22)	(0.02)
Net asset value, end of period	$9.36	$9.53[1]	$9.86	$10.03[1]	$10.54	$10.39[1]
Total return[4]	11.26%	1.46%	0.11%	(0.29)%	3.68%	0.53%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$22,034	$47,382	$74,486	$104,886	$102,227	$114,951
Ratio of net expenses to average net assets	0.85%[5]	0.85%	0.85%	0.89%	1.00%	0.91%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	(0.26)%[5]	0.38%	0.60%	0.44%	(0.40)%	(0.79)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.52%[5]	1.09%	1.13%	0.95%	0.68%	0.65%
Portfolio turnover rate[6]	329%	571%	305%	1,373%	586%	1,021%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
31

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2021	For the Year Ended December 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$9.39[1]	$9.73	$9.92[1]	$10.47	$10.31	$10.31
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.03)	(0.00)[3]	0.03	0.02	(0.07)	(0.10)
Net gain (loss) from investments, futures contracts, swap contracts, written options and foreign currency related items (both realized and unrealized)	1.03	0.10	(0.05)	(0.09)	0.42	0.12
Total from investment operations	1.00	0.10	(0.02)	(0.07)	0.35	0.02
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(1.16)	(0.44)	—	—	(0.01)	—
Distributions from net realized gains	—	—	(0.17)	(0.48)	(0.18)	(0.02)
Total dividends and distributions	(1.16)	(0.44)	(0.17)	(0.48)	(0.19)	(0.02)
Net asset value, end of period	$9.23	$9.39[1]	$9.73	$9.92[1]	$10.47	$10.31
Total return[4]	11.23%	1.10%	(0.10)%	(0.68)%	3.45%	0.24%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$5,588	$4,350	$994	$1,414	$1,267	$1,319
Ratio of net expenses to average net assets	1.10%[5]	1.10%	1.10%	1.14%	1.26%	1.17%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%[5]	1.10%	1.10%	1.10%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets	(0.63)%[5]	(0.04)%	0.30%	0.19%	(0.65)%	(0.98)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.52%[5]	1.09%	1.13%	0.94%	0.68%	0.65%
Portfolio turnover rate[6]	329%	571%	305%	1,373%	586%	1,021%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2021 (unaudited)

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2021, the Fund held $5,302,805 in the Subsidiary, representing 19.2% of the Fund's consolidated net assets. For the six months ended April 30, 2021, the net realized gain on securities and other financial instruments held in the Subsidiary was $1,333,528.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers two classes of shares: Class I shares and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class I shares are sold without a sales charge.

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,945,923	$493,460	$—	$2,439,383
Exchange-traded Funds	4,801,994	—	—	4,801,994
Short-term Investment	—	1,264,106	—	1,264,106
	$6,747,917	$1,757,566	$—	$8,505,483
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,956	$—	$1,956
Futures Contracts	299,476	—	—	299,476
Swap Contracts**	—	1,903,247	—	1,903,247
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$9,184	$—	$9,184
Futures Contracts	241,970	—	—	241,970
Swap Contracts**	—	1,486,326	—	1,486,326
Written Options	5,025	—	—	5,025

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts. Written options are reported at value.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the six months ended April 30, 2021, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2021, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2021 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2021.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$1,956	$9,184	$(54,816)	$(82,251)
Futures contracts(2)	9,903	4,121	57,900	16,190
Interest rate
Futures contracts(2)	73,577	10,808	(291,828)	129,695
Swap contracts	—	—	5,208	12,440
Equity price
Futures contracts(2)	80,353	76,918	(225,610)	88,836
Swap contracts	1,184,946	727,990	1,176,873	479,524
Written options	—	5,025	27,741	2,374
Credit risk
Swap contracts	359,350	323,310	163,784	(70,242)
Commodity price
Futures contracts(2)	135,643	150,123	88,557	(33,247)
Swap contracts	358,951	435,026	1,181,784	87,231
Total	$2,204,679	$1,742,505	$2,129,593	$630,550

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

For the six months ended April 30, 2021, the Fund held average monthly value on a net basis of $4,252,202 in forward foreign currency contracts and average monthly notional values of $22,565,108 and $22,534,109 in long futures contracts and short futures contracts and $144,062,208 in swap contracts, respectively. For the six months ended April 30, 2021, the Fund received average monthly premiums of $4,359 from put written options contracts and $0 from call written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return,

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets
Bank of America	$1,028	$—	$—	$—	$1,028
Barclays Bank PLC	16,915	(16,915)	—	—	—
BNP Paribas	384,208	(145,838)	—	—	238,370
Citigroup	32,886	—	—	—	32,886
Goldman Sachs	640,577	(417,421)	(223,156)	—	—
JPMorgan Chase	441,026	(441,026)	—	—	—
Macquarie Bank Ltd.	127,303	—	—	—	127,303
Morgan Stanley	99,927	(88,828)	—	—	11,099
Societe Generale	161,333	(67,561)	—	—	93,772
	$1,905,203	$(1,177,589)	$(223,156)	$—	$527,614

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2021:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays Bank PLC	$266,376	$(16,915)	$—	$—	$249,461
BNP Paribas	145,838	(145,838)	—	—	—
Goldman Sachs	417,421	(417,421)	—	—	—
JPMorgan Chase	514,511	(441,026)	—	(73,485)	—
Morgan Stanley	88,828	(88,828)	—	—	—
Societe Generale	67,561	(67,561)	—	—	—
	$1,500,535	$(1,177,589)	$—	$(73,485)	$249,461

(a)  Swap contracts, written options and forward foreign currency exchange contracts are included. Written options are reported at market value.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/ EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly.

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At April 30, 2021, the Fund had no open short positions.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2021, the amount of restricted cash held at brokers related to open futures contracts was $1,714,710.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The

42

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

Fund's open forward currency contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2021, the amount of restricted cash held at brokers related to open forward foreign currency contracts was $0.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a

43

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2021, the amounts of restricted cash held at brokers related to open swap contracts for the Fund was $5,677,462.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is

44

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. As of April 30, 2021, the Fund held no open written option contracts. At April 30, 2021, the amount of restricted cash held at brokers related to option contracts was $1,197,339.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2021, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$1,220,250	$1,264,106	$1,264,106

45

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2021.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$1,220,250	$(1,220,250)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

During the six months ended April 30, 2021, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $10,978, of which $0 was rebated to borrowers (brokers). The Fund retained 8,237 in income from the cash collateral investment, and SSB, as lending agent, was paid $2,741. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

46

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2021, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $164,600 and $240,481, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2022.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2021 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2021*	Expires October 31, 2022*	Expires October 31, 2023	Expires October 31, 2024
Class I	$2,159,153	$552,027	$853,318	$549,407	$204,401
Class A	78,133	7,377	12,498	22,178	36,080
Totals	$2,237,286	$559,404	$865,816	$571,585	$240,481

*  The Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee.

47

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

For the six months ended April 30, 2021, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $7,986.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the six months ended April 30, 2021, the Fund paid Rule 12b-1 distribution fees of $5,937 for Class A shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2021, the Fund paid $22,919.

For the six months ended April 30, 2021, CSSU and its affiliates advised the Fund that they retained $1,608 from commissions earned on the sale of the Fund's Class A shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2021 and during the six months ended April 30, 2021, the Fund had no borrowings outstanding under the Credit Facility.

48

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2021, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$20,698,412	$24,203,105	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I and Class A shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	761,450	$7,095,469	5,647,278	$53,675,203
Shares issued in reinvestment of dividends	228,783	2,036,171	363,815	3,430,774
Shares redeemed	(3,610,327)	(36,039,801)	(8,591,776)	(82,034,685)
Net decrease	(2,620,094)	$(26,908,161)	(2,580,683)	$(24,928,708)
	Class A
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	229,044	$2,107,299	444,731	$4,321,677
Shares issued in reinvestment of dividends	57,388	504,437	3,829	35,688
Shares redeemed	(144,235)	(1,357,061)	(87,567)	(837,196)
Net increase	142,197	$1,254,675	360,993	$3,520,169

On April 30, 2021, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	93%
Class A	2	80%

49

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 6. Capital Share Transactions (continued)

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

50

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special telephonic meeting held on November 9, 2020 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at a telephonic meeting held on November 16 and 17, 2020, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.10% and 0.85% of the average daily net assets of Class A and Class I, respectively, until February 28, 2022.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were lower than most of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information

51

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe

52

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund performed in line with its Performance Universe for the one-year period reported, and that the Fund performed either in line with or slightly outperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that if the Fund's asset levels grow, economies of scale potentially could be realized and also noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include,

53

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

among others, benefits potentially derived from an increase in Credit Suisse's businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse's policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit

54

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

55

Credit Suisse Multialternative Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2021, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

56

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

57

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 25, 2021.

58

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

59

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-SAR-0421

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2021
  (unaudited)

◼  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2021 (unaudited)

June 7, 2021

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the six-month period ended April 30, 2021.

Performance Summary
10/31/2020 – 04/30/2021

Fund & Benchmark	Performance
Class I1	18.57%
Class A1,2	18.49%
Class C1,2	18.05%
Credit Suisse Managed Futures Liquid Index[3]	18.83%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: An interesting period

Market dynamics for the six-month period ended April 30, 2021 reflected the impact of pandemic-related economic support packages as well as progress advancing vaccination rates in key countries. Investor exuberance in the aftermath of the U.S. election supported a rally in risk assets over the last two months of 2020. Socioeconomic normalization, speculative retail trading activity, and reflation proved important themes as 2021 began. For six-month period ended April 30, 2021, the Credit Suisse Managed Futures Strategy Fund Class I (the "Fund") gained +18.57%. The Credit Suisse Managed Futures Liquid Index (the Benchmark for the Fund) was up +18.83% for the same time period. The Credit Suisse Managed Futures Hedge Fund Index was up +11.34%.

2020, a year marked by precipitous slumps and unexpected rebounds, closed on a positive note for markets. Global equities rallied as investors took encouragement from the impact of government support measures and the progress of vaccine rollouts. Nonetheless, implied volatility levels, as measured by the VIX Index, remained elevated relative to the historical standards, and the obvious burden of fiscal and monetary stimuli continued to ratchet-up inflation expectations, initially pressuring the US Dollar downward.

The new year began with disparate price action across and within asset classes. Investor optimism drove equities to new highs until a short-squeeze fomented through social media channels jolted markets. Unfavorable weather conditions buoyed crop prices. Precious Metals declined as the concerns around a disorderly

1

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

presidential handover in the US dissipated. Energy prices rose on the prospect of accelerating economic growth and ongoing OPEC supply discipline. The benchmark US Treasury 10-year rate, which crossed the 1% level for the first time since March 2020, ended the month higher despite equity market gyrations towards month-end. The US Dollar delivered its first monthly gain since September as higher yields tempted investors.

As the risk of increasing price instability and rising interest rates came into focus, equity markets moved in lockstep during February: starting strong and declining towards the end of the month. While the impressive pace of vaccination efforts in the UK put upward pressure on Gilt yields, in the US, concerns around the Fed's inflation tolerance lifted Treasury yields in a similar direction. The US Dollar resumed its downward trend, before ending the month close to flat. Commodities such as Agriculture, Industrial Metals, and Energy posted gains as pent-up demand coupled with adverse weather, supply lags, fractured logistical networks, and the expansion of resource-intensive green initiatives drove prices higher.

During March, equity market strength persisted, underpinned by aggressive, pro-cyclical policy cocktails. Industrial Metals such as Copper slumped on rising inventories and disappointing Chinese factory data. Crop prices reacted to favorable weather conditions and easing supply concerns. Oil prices declined on short-term demand weakness. A strengthening US Dollar weighed on the safe-haven appeal of Precious Metals. The Treasury yield curve steepened on the prospect of accelerating post-pandemic growth and rising inflation expectations.

Reopening-driven portfolio repositioning continued to be a dominant and profitable market theme, as solid economic numbers, supportive policy, and robust corporate earnings propelled stocks during April. The US Dollar declined on the back of inflation readings and economic fundamentals. Higher Treasury yields supported investor demand, leading to a price reversion in April. Bund yields, on the other hand, continued to rise with investors expressing doubt that the European Central Bank's stepped-up bond buying would continue into the third quarter.

Strategic Review and Outlook: A good time for portfolio diversifiers

Markets are currently discounting continued post-pandemic socioeconomic normalization in the US and much of the developed world. Investors are reconsidering their inflation expectations, particularly given the US's pro-cyclical policy agenda. This is occurring in the aftermath of meaningful pandemic-related supply chain ossification, where restoring productive capacity is slow and

2

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

logistics remain unreliable and complex. Investors have repositioned their portfolios accordingly, producing in the process significant price trends in many major asset classes and offering a favorable backdrop for trend-following strategies.

We seek to give investors diversified and cost-efficient access to Managed Futures by aiming to capture the most significant trends across major asset classes — Fixed Income, Currencies, Commodities, and Equities.

For the semiannual period ended April 30, 2021, the Fund's performance was more or less in line with that of the Benchmark.

Exposure to Fixed Income instruments, which detracted during the last two months of 2020, fluctuated as yields around the world reacted to a confluence of factors: the trajectory of vaccine-driven socioeconomic normalization, uncertainty around the US election outcome, the possibility of a no-deal Brexit, and continued policy support by governments. As investors absorbed the Biden administration's policy initiatives and inflation concerns mounted in the face of an indifferent Fed, bond yields about-turned in the first quarter, leading to positive contribution from net short exposures. However, higher interest rates began to entice investors back into duration-sensitive instruments, and yields reversed again as the six-month period ended, driving detraction from Fund's short US Treasury exposure.

The Fund ran Long Currency positions (short US Dollar) into calendar year-end, and generated positive attribution as the US Dollar weakened against major rivals. The British Pound appreciated on news of a Brexit trade deal. The Australian Dollar gained against the greenback as a rebound in China's economy and recovering iron-ore prices bolstered demand for the commodity-sensitive currency. 2021 began with the US Dollar exhibiting resilience and appreciating against several peers. The Fund's short Japanese Yen exposure posted gains in the face of rising US interest rates and widening yield differentials. Long Canadian Dollar exposure provided a boost as economic activity gained momentum. Lockdowns in parts of Europe prompted the Euro's depreciation against the greenback and led to negative attribution in the program's long position. April ended with a mixed attribution picture, as short Japanese Yen and Euro positioning detracted while long positioning in the Canadian Dollar and the Australian Dollar generated profits.

Low base effects, ambitious government spending, the rise of resource-intensive environmentally focused projects, and acute supply chain rigidities combined to bolster Commodities during the period. Long exposure to Agriculture, Energy, and Industrial Metals drove asset class upside for most of

3

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

the six-month period. Precious Metals' attribution oscillated with investors moving in and out of the safe-haven as other markets evolved.

Equity positions contributed positively to performance towards the end of 2020 as stocks worldwide climbed, propelling global benchmarks to fresh records. The uptrend in stocks during the first quarter of 2021 eventually encountered headwinds in the form of inflation concerns. These receded, and during April, the majority of the program's long Equity exposures contributed as investors concluded equities continued to offer relative value. US and European equities, which rose despite inflation concerns and vaccination-related setbacks, gave up some gains heading into month-end. Nikkei exposures proved the exception for the month and posted losses as new states of emergency declared in Japan's largest cities rattled investors.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, credit risk, currency risk, derivatives risk, equity exposure risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their

4

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2021; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25), was 12.23%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including Contingent Deferred Sales Charge ("CDSC") of 1.00%, was 17.05%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The Index does not have transaction costs and investors may not invest directly in the Index.

5

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Average Annual Returns as of April 30, 20211

	1 Year	5 Years	Since Inception[2]
Class I	16.31%	0.25%	3.65%
Class A Without Sales Charge	16.08%	0.02%	3.40%
Class A With Maximum Sales Charge	9.95%	(1.04)%	2.76%
Class C Without CDSC	15.13%	(0.72)%	2.62%
Class C With CDSC	14.13%	(0.72)%	2.62%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit operating expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2   Inception Date: September 28, 2012.

6

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2021.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

7

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2021

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/21	$1,185.70	$1,184.90	$1,180.50
Expenses Paid per $1,000*	$7.05	$8.40	$12.43
Hypothetical 5% Fund Return
Beginning Account Value 11/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/21	$1,018.35	$1,017.11	$1,013.39
Expenses Paid per $1,000*	$6.51	$7.75	$11.48
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown**

United States Treasury Obligations	100.00%
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

8

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(1)	Value
UNITED STATES TREASURY OBLIGATIONS (26.3%)
$35,000	United States Treasury Bills	(AA+, Aaa)	07/15/21	0.140	$34,999,468
55,000	United States Treasury Bills	(AA+, Aaa)	08/12/21	0.108	54,998,843
10,000	United States Treasury Bills	(AA+, Aaa)	06/17/21	0.148	9,999,937
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $99,970,864)					99,998,248
TOTAL INVESTMENTS AT VALUE (26.3%) (Cost $99,970,864)					99,998,248
OTHER ASSETS IN EXCESS OF LIABILITIES (73.7%)					280,202,314
NET ASSETS (100.0%)					$380,200,562

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is yield to maturity as of April 30, 2021.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2021	491	$37,836,460	$(82,244)
CAD Currency Futures	USD	Jun 2021	823	67,025,120	1,376,027
EUR Currency Futures	USD	Jun 2021	608	91,447,000	(221,183)
GBP Currency Futures	USD	Jun 2021	781	67,414,944	(537,131)
					$535,469
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Jun 2021	555	26,323,487	$1,001,469
FTSE 100 Index Futures	GBP	Jun 2021	315	30,256,758	855,776
Hang Seng Index Futures	HKD	May 2021	169	31,039,418	(238,392)
Nikkei 225 Index Futures OSE	JPY	Jun 2021	53	14,003,385	191,421
S&P 500 E Mini Index Futures	USD	Jun 2021	76	15,862,720	825,104
					$2,635,378
Contracts to Sell
Foreign Exchange Contracts
JPY Currency Futures	USD	Jun 2021	(1,004)	(114,851,325)	$1,034,253
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Jun 2021	(63)	(87,227,665)	$(92,331)
10YR U.S. Treasury Note Futures	USD	Jun 2021	(1,512)	(199,631,250)	3,040,530
EURO Bund Futures	EUR	Jun 2021	(832)	(170,265,426)	1,067,669
Long Gilt Futures	GBP	Jun 2021	(663)	(117,195,579)	1,426,122
					$5,441,990
					$9,647,090

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2021 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$19,801,388	12/07/21	Goldman Sachs	Bloomberg Energy Index	0.11%	At Maturity	$—	$2,007,092
USD	41,454,315	12/07/21	Goldman Sachs	Bloomberg Industrial Metals Index	0.12%	At Maturity	—	6,438,835
USD	49,012,271	12/07/21	Goldman Sachs	Bloomberg Agriculture Index	0.17%	At Maturity	—	15,928,824
USD	4,741,543	12/07/21	Goldman Sachs	(0.05)%	Bloomberg Precious Metals Index	At Maturity	—	(98,605)
								$24,276,146

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

U.S. Treasury securities in the amount of $17,844,999 was received at the custodian bank as collateral for OTC swaps.

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2021 (unaudited)

Assets
Investments at value (Cost $99,970,864) (Note 2)	$99,998,248
Cash	203,332,153
Foreign currency at value (Cost $436)	352
Cash segregated at brokers for futures contracts (Note 2)	55,278,061
Unrealized appreciation on open swap contracts (Note 2)	24,374,751
Receivable for Fund shares sold	481,181
Prepaid expenses	41,077
Total assets	383,505,823
Liabilities
Investment advisory fee payable (Note 3)	310,704
Administrative services fee payable (Note 3)	15,263
Shareholder servicing/Distribution fee payable (Note 3)	3,604
Variation margin payable on futures contracts (Note 2)	2,361,965
Payable for Fund shares redeemed	297,617
Unrealized depreciation on open swap contracts (Note 2)	98,605
Net payable for open swap contracts	53,941
Trustees' fee payable	14,379
Accrued expenses	149,183
Total liabilities	3,305,261
Net Assets
Capital stock, $.001 par value (Note 6)	34,646
Paid-in capital (Note 6)	355,516,414
Total distributable earnings (loss)	24,649,502
Net assets	$380,200,562
I Shares
Net assets	$364,880,295
Shares outstanding	33,226,550
Net asset value, offering price and redemption price per share	$10.98
A Shares
Net assets	$14,447,276
Shares outstanding	1,334,512
Net asset value and redemption price per share	$10.83
Maximum offering price per share (net asset value/(1-5.25%))	$11.43
C Shares
Net assets	$872,991
Shares outstanding	85,035
Net asset value and offering price per share	$10.27

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2021 (unaudited)

Investment Income
Interest	$49,530
Total investment income	49,530
Expenses
Investment advisory fees (Note 3)	1,741,551
Administrative services fees (Note 3)	25,519
Shareholder servicing/Distribution fees (Note 3)
Class A	15,960
Class C	4,236
Transfer agent fees (Note 3)	218,221
Registration fees	39,550
Printing fees	34,220
Trustees' fees	32,437
Audit and tax fees	29,318
Custodian fees	21,554
Legal fees	16,777
Insurance expense	6,994
Commitment fees (Note 4)	5,256
Recoupment of previously waived fees (Note 3)	361
Miscellaneous expense	5,180
Total expenses	2,197,134
Net investment loss	(2,147,604)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized gain from futures contracts	22,421,780
Net realized gain from swap contracts	10,011,467
Net change in unrealized appreciation (depreciation) from investments	4,941
Net change in unrealized appreciation (depreciation) from futures contracts	8,571,718
Net change in unrealized appreciation (depreciation) from swap contracts	19,114,029
Net change in unrealized appreciation (depreciation) from foreign currency translations	(118,118)
Net realized and unrealized gain from investments, futures contracts, swap contracts and foreign currency related items	60,005,817
Net increase in net assets resulting from operations	$57,858,213

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
From Operations
Net investment loss	$(2,147,604)	$(1,064,126)
Net realized gain (loss) from futures contracts and swap contracts	32,433,247	(14,691,962)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	27,572,570	(758,723)
Net increase (decrease) in net assets resulting from operations	57,858,213	(16,514,811)
From Distributions
From distributable earnings
Class I	—	(5,362,443)
Class A	—	(337,689)
Class C	—	(2,304)
Net decrease in net assets resulting from dividends	—	(5,702,436)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	70,751,914	191,735,094
Reinvestment of dividends	—	5,402,378
Net asset value of shares redeemed	(44,160,681)	(222,317,282)
Net increase (decrease) in net assets from capital share transactions	26,591,233	(25,179,810)
Net increase (decrease) in net assets	84,449,446	(47,397,057)
Net Assets
Beginning of period	295,751,116	343,148,173
End of period	$380,200,562	$295,751,116

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$9.26	$9.94	$9.79	$10.49	$10.94	$11.53
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.06)	(0.03)	0.04	(0.02)	(0.10)	(0.15)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.78	(0.48)	0.11	(0.68)	(0.06)	0.49
Total from investment operations	1.72	(0.51)	0.15	(0.70)	(0.16)	0.34
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.17)	—	—	—	(0.52)
Distributions from net realized gains	—	—	—	—	(0.29)	(0.41)
Total dividends and distributions	—	(0.17)	—	—	(0.29)	(0.93)
Net asset value, end of period	$10.98	$9.26	$9.94	$9.79	$10.49	$10.94
Total return[2]	18.57%	(5.22)%	1.53%	(6.67)%	(1.60)%	3.12%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$364,880	$282,365	$318,590	$227,703	$201,478	$127,597
Ratio of net expenses to average net assets	1.30%[3]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	(1.27)%[3]	(0.34)%	0.42%	(0.15)%	(0.99)%	(1.29)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.00%[3]	0.05%	0.02%	0.03%	0.09%	0.05%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$9.14	$9.82	$9.69	$10.41	$10.88	$11.47
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.07)	(0.05)	0.01	(0.05)	(0.12)	(0.17)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.76	(0.49)	0.12	(0.67)	(0.06)	0.48
Total from investment operations	1.69	(0.54)	0.13	(0.72)	(0.18)	0.31
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.14)	—	—	—	(0.49)
Distributions from net realized gains	—	—	—	—	(0.29)	(0.41)
Total dividends and distributions	—	(0.14)	—	—	(0.29)	(0.90)
Net asset value, end of period	$10.83	$9.14	$9.82	$9.69	$10.41	$10.88
Total return[2]	18.49%	(5.53)%	1.34%	(6.92)%	(1.79)%	2.87%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$14,447	$12,506	$24,234	$50,474	$98,756	$38,060
Ratio of net expenses to average net assets	1.55%[3]	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	(1.52)%[3]	(0.51)%	0.14%	(0.50)%	(1.20)%	(1.54)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.00%[3]	0.05%	0.02%	0.03%	0.09%	0.05%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$8.70	$9.35[1]	$9.29	$10.06	$10.60	$11.19
INVESTMENT OPERATIONS
Net investment loss[2]	(0.11)	(0.14)	(0.06)	(0.12)	(0.20)	(0.25)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.68	(0.44)	0.12	(0.65)	(0.05)	0.48
Total from investment operations	1.57	(0.58)	0.06	(0.77)	(0.25)	0.23
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	—	(0.07)	—	—	—	(0.41)
Distributions from net realized gains	—	—	—	—	(0.29)	(0.41)
Total dividends and distributions	—	(0.07)	—	—	(0.29)	(0.82)
Net asset value, end of period	$10.27	$8.70	$9.35[1]	$9.29	$10.06	$10.60
Total return[3]	18.05%	(6.24)%	0.65%	(7.65)%	(2.52)%	2.13%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$873	$880	$324	$1,658	$3,365	$3,667
Ratio of net expenses to average net assets	2.30%[4]	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets	(2.27)%[4]	(1.56)%	(0.64)%	(1.22)%	(2.01)%	(2.29)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.00%[4]	0.05%	0.02%	0.04%	0.09%	0.05%
Portfolio turnover rate[5]	—%	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2021 (unaudited)

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2021, the Fund held $60,433,314 in the Subsidiary, representing 15.9% of the Fund's consolidated net assets. For the six months ended April 30, 2021, the net realized gain on securities and other financial instruments held in the Subsidiary was $10,011,467.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject
17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 1. Organization (continued)

to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective February 20, 2020, Class C shares, upon the ten year anniversary of purchase, will convert to Class A shares. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$99,998,248	$—	$99,998,248
	$—	$99,998,248	$—	$99,998,248
Other Financial Instruments*
Futures Contracts	$10,818,371	$—	$—	$10,818,371
Swap Contracts	—	24,374,751	—	24,374,751
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$1,171,281	$—	$—	$1,171,281
Swap Contracts	—	98,605	—	98,605

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2021, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2021, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2021 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2021.

Primary Underlying Risk	Derivative Assets[1]	Derivative Liabilities[1]	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Futures contracts[2]	$2,410,280	$840,558	$9,437,385	$2,545,872
Index Contracts
Futures contracts[2]	2,873,770	238,392	7,464,921	1,875,799
Swap contracts	24,374,751	98,605	10,011,467	19,114,029
Interest rate
Futures contracts[2]	5,534,321	92,331	5,519,474	4,150,047
Total	$35,193,122	$1,269,886	$32,433,247	$27,685,747

1  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

2  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at April 30, 2021 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2021, the Fund held average monthly notional values of $421,169,461, $404,811,647 and $105,922,987 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Goldman Sachs	$24,374,751	$(98,605)	$(17,844,999)	$—	$6,431,147

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, April 30, 2021:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Goldman Sachs	$98,605	$(98,605)	$—	$—	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2021, the amount of restricted cash held at brokers related to open futures contracts was $55,278,061.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2021, the amount of restricted cash held at brokers related to open swap contracts was $0.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2021 and during the year ended April 30, 2021, there were no securities out on loan.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2021, investment advisory and administration fees earned and fees recouped by Credit Suisse were $1,741,551 and $361, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided,

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2022.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2021 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2021*	Expires October 31, 2022*	Expires October 31, 2023
Class I	$186,960	$40,768	$—	$146,192
Class A	22,316	13,532	—	8,784
Class C	743	539	—	204
Totals	$210,019	$54,839	$—	$155,180

*  The Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2021, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $25,519.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2021, the Fund paid Rule 12b-1 distribution fees of $15,960 for Class A shares and $4,236 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2021, the Fund paid $177,766.

There were no commissions earned on the sale of Class A and Class C shares.

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2021 and during the six months ended April 30, 2021, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2021, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	6,821,375	$67,596,221	19,547,998	$184,362,937
Shares issued in reinvestment of dividends	—	—	527,497	5,121,989
Shares redeemed	(4,085,364)	(40,678,868)	(21,621,662)	(204,884,402)
Net increase (decrease)	2,736,011	$26,917,353	(1,546,167)	$(15,399,476)

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	303,883	$3,150,693	703,557	$6,656,657
Shares issued in reinvestment of dividends	—	—	28,998	278,377
Shares redeemed	(337,578)	(3,328,389)	(1,832,787)	(17,301,635)
Net decrease	(33,695)	$(177,696)	(1,100,232)	$(10,366,601)
	Class C
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	530	$5,000	81,189	$715,500
Shares issued in reinvestment of dividends	—	—	219	2,012
Shares redeemed	(16,652)	(153,424)	(14,924)	(131,245)
Net increase (decrease)	(16,122)	$(148,424)	66,484	$586,267

On April 30, 2021, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	90%
Class A	1	67%
Class C	1	96%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2021 (unaudited)

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

30

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special telephonic meeting held on November 9, 2020 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at a telephonic meeting held on November 16 and 17, 2020, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.55%, 2.30% and 1.30% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2022.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the middle range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information

31

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe

32

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund performed in the middle of its Performance Universe for the one-year period reported, and had varying performance compared to its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that, if the Fund's asset levels grow, economies of scale potentially could be realized and also noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's

33

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse's policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's net profitability based on fees payable under the Investment

34

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

35

Credit Suisse Managed Futures Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of a Fund's port trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2021, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

36

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

37

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 25, 2021.

38

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

39

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-SAR-0421

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2021
  (unaudited)

◼  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report
April 30, 2021 (unaudited)

May 24, 2021

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the six-month period ended April 30, 2021.

Performance Summary
11/1/2020 – 4/30/21

Fund & Benchmark	Performance
Class I1	8.09%
Class A1,2	7.96%
Class C1,2	7.57%
ICE BofA 3-Month US Treasury Bill Index[3]	0.05%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period for strategic income

The semiannual period ended April 30, 2021 was positive for the below investment grade asset class, as the state of the COVID pandemic continued to improve in the United States. As of May 4, 2021, 149 million Americans have received at least one dose of the vaccine (more than a 50 million month-over-month increase). And with more than 109 million now considered fully vaccinated, plans continue for a return to normalcy in America. Some companies have developed plans for employees returning to the office, at least in part, starting this summer.

As the economy continues to open up, the financial markets react in kind, with tightening in credit spreads and improved equity markets. Corporate earnings are also broadly benefitting. According to FactSet, 60% of the companies in the S&P 500 have reported earnings per share (EPS) results for Q1 2021 to date — and of these companies, 86% have beaten their EPS estimates. To put this in context, the five-year average is 74% reporting above average, so if 86% holds when the rest of the S&P 500 reports, it would be the highest percentage of companies beating estimates since FactSet began tracking in 2008. In addition, companies are beating their estimates by an average of 22.8% — well above a five-year average of 6.9%.

ICE BofA 3-Month US Treasury Bill Index, the Fund's benchmark, returned 0.05% for the period. In contrast, the ICE BofA US High Yield Constrained Index

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

returned 8.13% for the period, while the Credit Suisse Leveraged Loan Index registered a return of 6.07%.

Default rates increased in the first half of 2020 due to the severe disruption on economic activity caused by the COVID-19 pandemic. The par-weighted default rate in loans ended April at 2.25%, a 13-month low. And, according to JP Morgan, default activity, including distressed exchanges, ended the period at 3.69% — down 120 basis points over the prior 12 months. In 2021, we expect default rates to decline, as business fundamentals improve and healthy conditions in the capital markets continue.

Strategic Review and Outlook: Optimistic for the future

For the six-month period ended April 30, 2021, the Fund outperformed its' benchmark. Positive allocations in high yield, bank loans and collateralized loan obligations ("CLOs") contributed to relative performance. Sectors with the greatest contributions to relative returns included media/telecommunications and gaming/leisure.

Looking forward, we expect the fundamental backdrop for the high yield asset class to remain favorable. Fundamentals have continued to improve, with large majority of companies reporting solid results in Q1. Going forward, we expect to see strength in revenues, while labor and raw material inflation pressure margins. We expect the overall default rate to continue to decline.

From a technical standpoint, we believe we could see some volatility if inflationary pressures move rates higher, but a sharp sell-off in rates would likely provide an excellent buying opportunity in high yield.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan
David Mechlin

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, interest rate risk, liquidity risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2021; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (2.81%). Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 6.57%.

3  The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index. The index was previously known as the BofA Merrill Lynch 3-Month US Treasury Bill Index.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Average Annual Returns as of April 30, 20211

	1 Year	5 Years	Since Inception[2]
Class I	21.58%	7.68%	6.52%
Class A Without Sales Charge	21.28%	7.39%	6.24%
Class A With Maximum Sales Charge	15.46%	6.34%	5.64%
Class C Without CDSC	20.25%	6.59%	5.46%
Class C With CDSC	19.25%	6.59%	5.46%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.08% for Class I shares, 1.33% for Class A shares and 2.08% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2021.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2021

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/21	$1,080.90	$1,079.60	$1,075.70
Expenses Paid per $1,000*	$4.08	$5.36	$9.21
Hypothetical 5% Fund Return
Beginning Account Value 11/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/21	$1,020.88	$1,019.64	$1,015.92
Expenses Paid per $1,000*	$3.96	$5.21	$8.95
	Class I	Class A	Class C
Annualized Expense Ratios*	0.79%	1.04%	1.79%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2021)

S&P Ratings**
BBB	1.8%
BB	17.4
B	56.7
CCC	16.5
CC	0.1
C	0.0[1]
NR	4.4
Subtotal	96.9
Equity and Other	3.1
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

Credit Suisse Strategic Income Fund
Schedule of Investments
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (31.8%)
Advertising (0.1%)
$500	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	$540,625
Aerospace & Defense (0.2%)
250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(B+, B1)	09/30/28	4.750	252,813
500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	517,137
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	268,142
					1,038,092
Auto Parts & Equipment (0.6%)
1,835	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	1,984,094
650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	567,528
					2,551,622
Automakers (0.1%)
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, B1)	07/15/28	6.250	271,469
Brokerage (0.3%)
1,298	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,391,294
Building & Construction (0.4%)
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B1)	02/01/28	5.750	1,053,560
750	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB, Ba2)	03/15/29	3.625	743,441
					1,797,001
Building Materials (2.5%)
700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/22 @ 102.50)(1)	(B, Ba2)	09/30/27	5.000	735,133
1,000	Arcosa., Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,023,960

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$250	Boise Cascade Co., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.44)(1)	(BB-, Ba2)	07/01/30	4.875	$265,469
1,000	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	993,435
2,250	GYP Holdings III Corp. Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B2)	05/01/29	4.625	2,256,097
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,488,410
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba1)	02/01/28	5.375	795,949
375	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC+, Caa1)	02/01/29	5.625	365,647
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/17/21 @ 102.56)(1)	(BB, B2)	06/01/25	5.125	1,017,395
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B2)	06/15/25	7.125	540,625
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB-, B2)	06/15/28	7.250	555,625
500	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	531,255
					10,569,000
Cable & Satellite TV (0.8%)
614	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B+, B3)	08/15/27	5.375	643,448
1,200	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,273,800
500	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	498,860
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	479,440

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Cable & Satellite TV
$398	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	$414,682
					3,310,230
Chemicals (0.8%)
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	264,293
250	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/17/21 @ 102.75)(1)	(BB, B1)	04/15/26	5.500	257,765
500	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B2)	05/15/28	4.750	500,000
1,540	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,578,207
250	Minerals Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.50)(1)	(BB-, Ba3)	07/01/28	5.000	262,750
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(2),(3),(4),(5)	(NR, NR)	05/01/18	9.000	706
500	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B-, B2)	04/01/29	5.125	508,547
					3,372,268
Consumer/Commercial/Lease Financing (0.8%)
3,120	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(BB, Ba3)	02/01/28	4.750	3,198,749
Diversified Capital Goods (0.3%)
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba3)	04/30/23	5.000	367,281
270	NESCO Holdings II, Inc., Rule 144A, Secured Notes (Callable 04/15/24 @ 102.75)(1)	(B, B3)	04/15/29	5.500	278,438
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	808,920
					1,454,639
Electric-Integrated (0.0%)
125	PG&E Corp., Global Senior Secured Notes (Callable 07/01/25 @ 102.63)	(BB-, B1)	07/01/30	5.250	133,594

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Electronics (1.1%)
$500	Entegris, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.72)(1)	(BB, Ba2)	05/01/29	3.625	$508,125
1,000	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	1,039,710
1,000	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	1,030,679
750	Sensata Technologies B.V., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB+, Ba3)	04/15/29	4.000	755,587
500	Sensata Technologies Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/29 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	523,690
750	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(BB-, Ba3)	06/15/29	4.000	752,175
					4,609,966
Energy - Exploration & Production (0.7%)
750	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 102.38)(1)	(BBB-, Baa3)	06/15/24	4.750	769,567
625	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/14/22 @ 105.44)(1)	(BB-, B1)	03/14/27	7.250	675,919
375	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB-, B1)	01/15/29	6.000	401,177
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 06/01/21 @ 104.88)(1)	(B, Caa2)	11/01/23	9.750	1,105,468
					2,952,131
Environmental (0.1%)
250	Stericycle, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/23 @ 101.94)(1)	(BB-, NR)	01/15/29	3.875	249,976
Food - Wholesale (0.1%)
250	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 102.38)(1)	(B+, Caa1)	02/15/29	4.750	252,500
Forestry & Paper (0.2%)
575	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 05/06/21 @ 108.97)(1)	(BBB-, Ba1)	07/15/27	5.750	628,015

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gaming (1.0%)
$500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	$514,375
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/21 @ 101.69)(1)	(CCC, Caa2)	10/15/24	6.750	1,338,150
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 06/01/21 @ 103.94)(1)	(B-, B3)	02/01/24	7.875	470,765
700	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	783,346
1,200	Stars Group U.S. Co-Borrower LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/21 @ 103.50)(1)	(BB-, Ba2)	07/15/26	7.000	1,257,720
					4,364,356
Gas Distribution (1.0%)
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/01/21 @ 104.88)	(B+, B1)	10/01/25	6.500	754,687
450	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/01/21 @ 104.69)	(B+, B1)	05/15/26	6.250	442,406
1,155	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	1,198,590
1,034	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(NR, B1)	09/30/26	6.500	1,056,515
500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	493,125
250	Targa Resources Partners Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/26 @ 102.00)(1)	(BB, Ba3)	01/15/32	4.000	246,198
					4,191,521
Health Facilities (0.2%)
500	HCA, Inc., Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(BB-, Ba2)	09/01/26	5.375	568,305
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	302,069
					870,374

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Services (1.2%)
$250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	$258,594
360	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	361,071
500	DaVita, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1)	(B+, Ba3)	06/01/30	4.625	506,875
150	Ortho-Clinical Diagnostics S.A., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 103.69)(1)	(CCC+, B3)	06/01/25	7.375	161,906
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B+, Ba2)	12/15/24	4.375	1,588,946
500	Owens & Minor, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/31/24 @ 102.25)(1)	(B-, B2)	03/31/29	4.500	505,725
1,250	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	1,375,681
250	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(1)	(B-, B3)	12/15/25	5.250	260,980
33	Valitas Health Services, Inc.(3),(4)	(NR, NR)	02/26/22	0.000	18,204
					5,037,982
Insurance Brokerage (1.2%)
700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/21 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	720,947
500	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	571,795
800	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	807,016
500	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	523,500
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	800,625
1,500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,576,110
					4,999,993

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Investments & Misc. Financial Services (0.4%)
$1,500	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	$1,586,580
Machinery (0.5%)
1,600	ATS Automation Tooling Systems, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 102.06)(1),(6)	(B+, B2)	12/15/28	4.125	1,615,000
350	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, B1)	07/31/27	5.750	369,917
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	268,125
					2,253,042
Managed Care (0.2%)
540	Centene Corp., Global Senior Unsecured Notes (Callable 12/15/24 @ 102.31)	(BBB-, Ba1)	12/15/29	4.625	586,537
370	Centene Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 104.03)(1)	(BBB-, Ba1)	08/15/26	5.375	388,593
					975,130
Media - Diversified (0.1%)
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(CCC-, Caa3)	08/15/26	5.750	218,390
200	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(CCC+, B3)	04/15/28	5.875	191,683
					410,073
Media Content (0.8%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1),(6)	(CCC-, Caa2)	08/15/27	6.625	176,826
2,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(CCC+, B2)	08/15/26	5.375	1,462,500
250	News Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.94)(1)	(BB+, Ba2)	05/15/29	3.875	255,183
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	794,343
250	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.06)(1)	(BB, Ba3)	07/01/30	4.125	250,313

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content
$500	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(1)	(BB, Ba3)	07/15/30	3.875	$507,052
					3,446,217
Medical Products (0.1%)
500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(BB-, B2)	07/15/28	4.625	524,375
Metals & Mining - Excluding Steel (0.9%)
1,250	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/11/21 @ 101.81)(1)	(B, NR)	04/01/23	7.250	1,275,000
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/11/21 @ 103.25)(1)	(B, NR)	03/01/24	6.500	1,027,115
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/11/21 @ 105.16)(1)	(B, NR)	03/01/26	6.875	526,187
850	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(1)	(B-, Caa1)	02/15/26	7.000	885,254
					3,713,556
Oil Field Equipment & Services (0.1%)
324	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes(1),(3),(4),(7),(14)	(NR, NR)	08/28/25	5.000	244,852
Packaging (2.1%)
625	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 101.63)(1)	(BB, Ba2)	09/01/28	3.250	617,188
300	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.00)(1)	(B+, B3)	09/01/29	4.000	299,067
130	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 06/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	135,103
2,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/21 @ 101.72)(1)	(CCC+, Caa2)	01/15/25	6.875	2,548,287
1,790	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/21 @ 103.13)(1)	(B, B3)	10/15/25	6.250	1,842,581
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 06/01/21 @ 101.19)	(BB, Ba3)	03/15/25	4.750	483,814

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Packaging
$2,700	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	$2,696,611
					8,622,651
Personal & Household Products(1) (0.2%)
750	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (Callable 06/11/21 @ 102.22)(1),(2),(3),(4)	(NR, NR)	03/15/25	8.875	8,438
275	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/21 @ 105.06)(1)	(BB, Ba2)	12/31/25	6.750	289,162
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 101.88)(1)	(BB, Ba2)	04/01/29	3.750	384,808
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(B+, B2)	04/01/31	3.750	336,425
					1,018,833
Pharmaceuticals (1.5%)
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	542,500
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B, B3)	01/15/28	7.000	1,035,547
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(B, B3)	02/15/29	6.250	529,383
880	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1),(6)	(BB-, Ba3)	08/15/28	3.875	828,348
250	Endo U.S., Inc. Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1)	(B+, B2)	04/01/29	6.125	247,813
750	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	803,438
2,250	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(1)	(BB-, Ba2)	01/15/29	4.375	2,303,437
					6,290,466
Real Estate Development & Management (1.0%)
2,125	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,320,234

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Real Estate Development & Management
$1,754	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(CCC+, NR)	05/01/25	7.875	$1,686,033
					4,006,267
Real Estate Investment Trusts (0.9%)
1,000	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	990,335
500	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	518,777
500	iStar, Inc., Senior Unsecured Notes (Callable 07/01/24 @ 100.00)	(BB, Ba3)	10/01/24	4.750	522,255
750	iStar, Inc., Senior Unsecured Notes (Callable 05/01/25 @ 100.00)	(BB, Ba3)	08/01/25	4.250	761,587
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 08/01/21 @ 102.63)	(BBB-, Ba1)	08/01/26	5.250	258,478
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	505,713
250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	262,813
					3,819,958
Recreation & Travel (2.1%)
550	Boyne U.S.A., Inc. Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	565,812
1,180	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/15/21 @ 103.63)(1)	(B, NR)	05/01/25	7.250	1,228,085
642	Canada's Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC, B3)	04/15/27	5.375	661,982
750	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC, B3)	07/15/29	5.250	772,500
250	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B-, B1)	08/01/25	6.000	264,063
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(B-, B2)	05/01/25	8.750	271,094
2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/21 @ 102.44)(1)	(CCC, B3)	07/31/24	4.875	2,270,126

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$200	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(B, Ba2)	07/01/25	7.000	$216,572
2,135	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	2,132,331
375	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B1)	05/15/25	6.250	398,438
					8,781,003
Software - Services (1.6%)
1,250	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa2)	12/15/28	7.125	1,271,094
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(B+, Ba3)	09/01/28	3.625	591,828
400	Endurance Digital, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	383,946
790	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, Ba3)	12/01/27	5.250	827,525
3,400	Solera Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/21 @ 102.63)(1)	(CCC+, Caa1)	03/01/24	10.500	3,508,392
					6,582,785
Specialty Retail (1.2%)
370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	381,588
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	70,099
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	532,183
325	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	325,000
1,020	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/21 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	1,056,868

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail
$750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB, Ba2)	12/15/27	4.625	$788,437
375	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	369,844
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/31/21 @ 105.63)(1)	(NR, Caa1)	05/01/25	7.500	1,596,875
					5,120,894
Support - Services (2.1%)
1,613	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	1,679,536
650	Ashtead Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	682,500
2,000	Celestial-Saturn Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(NR, B1)	05/01/28	4.500	1,999,560
300	CPI CG, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/23 @ 104.31)(1)	(B-, B3)	03/15/26	8.625	314,013
320	Dycom Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.25)(1)	(BB, Ba3)	04/15/29	4.500	325,200
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB, Ba3)	07/01/28	4.500	263,125
1,785	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	1,885,147
735	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	767,965
500	United Rentals North America, Inc., Secured Notes (Callable 11/15/22 @ 101.94)	(BBB-, Baa3)	11/15/27	3.875	524,375
390	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B3)	08/15/28	4.625	398,808
					8,840,229
Tech Hardware & Equipment (0.2%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	743,953
115	EMC Corp., Rule 144A, Senior Secured Notes (Callable 08/01/26 @ 100.00)(1)	(BBB-, Baa3)	10/01/26	4.900	132,145
					876,098

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Telecom - Wireless (0.1%)
$250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 05/11/21 @ 102.25)	(BB, Ba3)	02/01/26	4.500	$256,712
Telecom - Wireline Integrated & Services (0.6%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/17/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	832,160
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/21 @ 103.94)(1)	(C, NR)	12/31/24	7.875	172,969
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,076,310
500	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	513,595
					2,595,034
Theaters & Entertainment (0.9%)
1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 06/01/21 @ 100.00)	(B, Caa1)	06/01/23	4.875	1,678,916
275	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	299,750
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/06/21 @ 102.44)(1)	(B-, B3)	11/01/24	4.875	510,125
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B-, B3)	10/15/27	4.750	656,700
500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/23 @ 104.88)(1)	(B+, B1)	05/15/27	6.500	553,125
					3,698,616
Transport Infrastructure/Services (0.5%)
1,300	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 05/31/21 @ 100.00)(1)	(CCC, Caa2)	08/15/22	11.250	1,213,875
880	Signature Aviation U.S. Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.00)(1)	(BB, Ba3)	03/01/28	4.000	888,087
					2,101,962
TOTAL CORPORATE BONDS (Cost $131,481,970)					133,550,730

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (57.5%)
Advertising (0.2%)
$732	MH Sub I LLC, LIBOR 1M + 3.500%(8)	(B, B2)	09/13/24	3.613	$726,995
Aerospace & Defense (1.2%)
997	Amentum Government Services Holdings LLC, LIBOR 1M + 3.500%(8)	(B, B1)	01/29/27	3.613	993,498
1,849	Peraton Holding Corp., LIBOR 1M + 3.750%(8)	(B, B1)	02/01/28	0.000	1,850,913
1,051	Peraton Holding Corp., LIBOR 1M + 3.750%(8)	(B, B1)	02/01/28	4.500	1,051,711
978	TransDigm, Inc., LIBOR 1M + 2.250%(8)	(B+, Ba3)	12/09/25	2.363	966,680
					4,862,802
Air Transportation (0.4%)
1,500	Brown Group Holding LLC(9)	(B+, B1)	04/27/28	0.000	1,494,375
Auto Parts & Equipment (2.7%)
1,500	Adient U.S. LLC, LIBOR 3M + 3.500%(8)	(BB-, Ba3)	04/08/28	3.610	1,500,937
1,250	Autokiniton U.S. Holdings, Inc., LIBOR 3M + 4.500%(8)	(B, B2)	04/06/28	5.000	1,258,856
1,466	Clarios Global LP, LIBOR 1M + 3.250%(8)	(B, B1)	04/30/26	3.363	1,453,325
1,463	Dayco Products LLC, LIBOR 3M + 4.250%(8)	(CCC+, Caa1)	05/19/23	4.440	1,340,016
382	Dealer Tire LLC, LIBOR 1M + 4.250%(8)	(B-, B1)	12/12/25	4.363	381,958
135	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(7),(8)	(CCC-, Caa3)	03/02/26	11.000	133,141
201	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(7),(8)	(B-, Caa1)	08/28/25	7.000	198,531
1,386	Les Schwab Tire Centers, LIBOR 6M + 3.500%(8)	(B, B2)	11/02/27	4.250	1,390,299
1,998	Midas Intermediate Holdco II LLC, LIBOR 3M + 6.750%(8)	(CCC+, B2)	12/22/25	7.500	2,027,872
1,000	Tenneco, Inc.(9)	(B, Ba3)	10/01/25	0.000	978,750
750	U.S. Farathane LLC, LIBOR 3M + 4.250%(8)	(B, B2)	12/23/24	5.250	746,250
					11,409,935
Banking (0.2%)
720	PI U.S. MergerCo, Inc., LIBOR 1M + 3.500%(8)	(B+, B1)	01/03/25	4.500	720,320
Building & Construction (0.3%)
438	ACProducts, Inc., LIBOR 3M + 6.500%(8)	(B, B2)	08/18/25	7.500	448,653
540	TRC Companies, Inc., LIBOR 1M + 4.500%(4),(8)	(B, B2)	06/21/24	5.250	539,363
245	TRC Companies, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	06/21/24	4.500	244,920
					1,232,936
Building Materials (1.7%)
1,581	Airxcel, Inc., LIBOR 1M + 4.500%(8)	(B, B3)	04/28/25	4.613	1,580,446
1,228	CHI Overhead Doors, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	07/31/25	4.500	1,232,130
2,224	Cornerstone Building Brands, Inc., LIBOR 3M + 3.250%(8)	(B+, B1)	04/12/28	3.750	2,206,853
750	Foundation Building Materials Holding Co. LLC(9)	(B, B2)	02/03/28	0.000	744,765

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building Materials
$1,500	White Cap Buyer LLC, LIBOR 3M + 4.000%(8)	(B, B2)	10/19/27	4.500	$1,502,107
					7,266,301
Chemicals (3.3%)
408	Allnex (Luxembourg) & Cy S.C.A., LIBOR 1M + 3.250%(8)	(B, B2)	09/13/23	4.000	407,927
308	Allnex U.S.A., Inc., LIBOR 1M + 3.250%(8)	(B, B2)	09/13/23	4.000	307,328
951	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(8)	(BB-, B1)	08/27/26	5.500	965,997
565	ASP Chromaflo Dutch I B.V.(4),(9)	(B, B2)	11/20/23	4.500	566,691
435	ASP Chromaflo Intermediate Holdings, Inc.(4),(9)	(B, B2)	11/20/23	4.500	435,809
1,500	Atotech B.V., LIBOR 3M + 2.500%(8)	(B+, B1)	03/18/28	3.000	1,492,500
430	CPC Acquisition Corp., LIBOR 3M + 7.750%(8)	(CCC, Caa2)	12/29/28	8.500	434,700
750	CPC Acquisition Corp., LIBOR 6M + 3.750%(8)	(B, B3)	12/29/27	4.500	751,410
1,721	PMHC II, Inc., LIBOR 12M + 3.500%(8)	(CCC+, Caa1)	03/31/25	4.500	1,672,617
972	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(4),(8)	(B-, B3)	10/15/25	4.859 - 4.861	972,533
1,692	Solenis Holdings LLC, LIBOR 3M + 4.000%(8)	(B-, B3)	06/26/25	4.190	1,691,147
500	Solenis Holdings LLC, LIBOR 3M + 8.500%(5),(8)	(CCC+, Caa1)	06/26/26	8.690	500,765
80	UTEX Industries, Inc., LIBOR 1M + 7.000%(8)	(NR, NR)	12/03/24	8.500	80,473
41	UTEX Industries, Inc., LIBOR 1M + 5.250%(8)	(NR, NR)	12/03/25	11.000	39,868
798	Vantage Specialty Chemicals, Inc.(9)	(CCC+, Caa1)	10/28/24	4.500	773,785
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(5),(8)	(CCC-, Caa3)	10/27/25	9.250	434,967
2,201	Zep, Inc., LIBOR 3M + 4.000%(8)	(B-, B3)	08/12/24	5.000	2,183,108
					13,711,625
Diversified Capital Goods (2.4%)
2,465	Callaway Golf Co., LIBOR 1M + 4.500%(8)	(B, B1)	01/02/26	4.608	2,482,512
838	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.750%(8)	(BB-, B2)	06/08/26	4.750	839,416
1,577	Dynacast International LLC, LIBOR 3M + 4.750%(8)	(CCC+, B2)	07/19/25	5.750	1,576,982
596	Dynacast International LLC, LIBOR 3M + 9.250%(4),(8)	(CCC-, Caa2)	10/22/25	10.250	622,381
484	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(8)	(B, B2)	06/28/24	4.500	476,351
942	Filtration Group Corp., LIBOR 1M + 3.000%(8)	(B, B3)	03/29/25	3.113	934,126
493	Filtration Group Corp., LIBOR 1M + 3.750%(8)	(B, B3)	03/29/25	4.500	493,190
759	GrafTech Finance, Inc., LIBOR 1M + 3.000%(8)	(BB, Ba3)	02/12/25	3.500	759,229
444	Thermon Industries, Inc., LIBOR 1M + 3.750%(4),(8)	(B, B2)	10/30/24	4.750	443,625
1,356	Vertiv Group Corp., LIBOR 1M + 2.750%(8)	(B+, B1)	03/02/27	2.861	1,350,133
					9,977,945

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Electronics (1.7%)
$328	Bright Bidco B.V.(9)	(CCC, Caa3)	06/30/24	0.000	$252,019
500	CPI International, Inc., LIBOR 1M + 7.250%(4),(5),(8)	(CCC, Caa2)	07/26/25	8.250	462,212
875	GlobalLogic Holdings, Inc.(4),(9)	(B, B2)	08/01/25	0.000	869,403
2,671	Idemia Group(9)	(B-, B3)	01/09/26	0.000	2,653,058
1,000	Infinite Bidco LLC, LIBOR 3M + 3.750%(8)	(B-, B2)	03/02/28	4.250	992,915
500	Infinite Bidco LLC, LIBOR 3M + 7.000%(8)	(CCC, Caa2)	03/02/29	7.500	503,750
1,207	Oberthur Technologies SA, LIBOR 3M + 3.750%(8)	(B-, B3)	01/10/24	3.953	1,199,093
					6,932,450
Energy - Exploration & Production (0.1%)
278	Oryx Midstream Holdings LLC, LIBOR 1M + 4.000%(8)	(B-, B2)	05/22/26	4.113	274,305
859	PES Holdings LLC, PRIME + 1.500% Cash, 3.000% PIK(2),(7),(8)	(NR, Wr)	12/31/22	7.750	21,464
					295,769
Food & Drug Retailers (1.0%)
2,000	Packaging Coordinators Midco, Inc.(9)	(B-, B2)	11/30/27	4.500	2,001,880
1,500	WOOF Holdings, Inc., LIBOR 3M + 3.750%(8)	(B-, B2)	12/21/27	4.500	1,498,125
866	WOOF Holdings, Inc., LIBOR 12M + 7.250%(8)	(CCC, Caa2)	12/11/28	8.000	876,989
					4,376,994
Food - Wholesale (0.7%)
700	AI Aqua Merger Sub, Inc.(9)	(B, B2)	12/13/23	4.250	699,419
976	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(4),(8)	(B, B2)	12/13/23	4.250	974,276
521	AI Aqua Merger Sub, Inc., LIBOR 1M + 4.250%(8)	(B, B2)	12/13/23	5.250	524,089
212	U.S. Foods, Inc., LIBOR 1M + 2.000%(8)	(BB-, B3)	09/13/26	2.113	208,463
695	United Natural Foods, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	10/22/25	3.613	695,957
					3,102,204
Gaming (0.5%)
949	CBAC Borrower LLC, LIBOR 1M + 4.000%(5),(8)	(CCC+, Caa2)	07/08/24	4.113	913,456
5	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.500% Cash, 3.000% PIK(7),(8)	(NR, NR)	12/01/23	7.500	5,223
331	Golden Nugget, Inc., LIBOR 2M + 2.500%(8)	(B, B2)	10/04/23	3.250	327,590
692	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(8)	(BBB-, Ba1)	07/10/25	3.703	694,400
					1,940,669
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Gas Distribution (0.6%)
$1,000	AL NGPL Holdings LLC(9)	(B+, Ba3)	04/09/28	0.000	$1,001,565
1,335	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(8)	(B, B3)	09/27/24	6.500	1,337,635
					2,339,200
Health Facilities (1.3%)
1,000	Insulet Corp.(4),(9)	(B+, Ba3)	04/29/28	0.000	1,003,750
2,000	Loire Finco Luxembourg S.a.r.l., LIBOR 3M + 3.750%(8)	(B, B3)	04/21/27	4.500	1,986,250
659	Western Dental Services, Inc., LIBOR 1M + 4.500%(4),(8)	(CCC+, Caa1)	06/30/23	5.500	649,241
2,004	Western Dental Services, Inc., LIBOR 1M + 5.250%(8)	(CCC+, Caa1)	06/30/23	6.250	1,981,684
					5,620,925
Health Services (4.5%)
769	Agiliti Health, Inc., LIBOR 1M + 2.750%(4),(8)	(B+, B1)	01/04/26	3.500	766,045
1,029	Agiliti Health, Inc.(9)	(B+, B1)	01/04/26	2.875	1,022,947
2,256	Athenahealth, Inc., LIBOR 3M + 4.250%(8)	(B, B2)	02/11/26	4.453	2,267,215
1,292	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(8)	(B-, B3)	02/27/26	3.863	1,270,245
561	Cano Health LLC, LIBOR 6M + 4.750%(8),(10)	(B-, B3)	11/19/27	5.500	560,735
1,464	Cano Health LLC, LIBOR 3M + 4.750%(8)	(B-, B3)	11/19/27	0.000	1,463,817
325	Carestream Health, Inc., LIBOR 3M + 6.750%(8)	(B-, B1)	05/08/23	7.750	324,960
1,713	KUEHG Corp., LIBOR 3M + 3.750%(8)	(CCC+, B3)	02/21/25	4.750	1,694,387
1,470	Learning Care Group, Inc., LIBOR 3M + 3.250%(8)	(CCC+, B3)	03/13/25	4.250	1,447,916
2,000	MedAssets Software Intermediate Holdings, Inc., LIBOR 6M + 3.750%(8)	(B-, B2)	01/28/28	4.500	1,993,340
1,000	Pacific Dental Services LLC(9)	(B, B1)	04/20/28	0.000	1,000,625
1,496	PetVet Care Centers LLC, LIBOR 1M + 3.500%(8)	(B, B2)	02/14/25	4.250	1,496,674
148	SCP Eye Care Services LLC(4),(10)	(B-, B3)	03/16/28	0.000	147,727
852	SCP Eye Care Services LLC, LIBOR 6M + 4.500%(4),(8)	(B-, B3)	03/16/28	5.250	852,273
464	TTF Holdings LLC, LIBOR 3M + 4.250%(4),(8)	(B+, B2)	03/24/28	5.000	463,125
2,172	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(8)	(B-, B3)	12/10/27	6.250	2,184,821
					18,956,852
Insurance Brokerage (1.5%)
650	Acrisure LLC, LIBOR 3M + 3.500%(8)	(B, B2)	02/15/27	3.703	641,350
1,250	Alliant Holdings Intermediate LLC(9)	(B, B2)	11/05/27	0.000	1,243,750
500	AssuredPartners, Inc., LIBOR 1M + 3.500%(8)	(B, B1)	02/12/27	3.613	495,938
1,278	NFP Corp., LIBOR 1M + 3.250%(8)	(B, B1)	02/15/27	3.363	1,262,535

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance Brokerage
$2,582	Ryan Specialty Group LLC, LIBOR 1M + 3.000%(8)	(B, B1)	09/01/27	3.750	$2,583,379
					6,226,952
Investments & Misc. Financial Services (2.4%)
1,500	AlixPartners, LLP(9)	(B+, B1)	02/04/28	0.000	1,494,847
436	Altisource Solutions Sarl, LIBOR 3M + 4.000%(5),(8)	(CCC-, Caa1)	04/03/24	5.000	369,371
1,495	AqGen Ascensus, Inc., LIBOR 3M + 4.000%(8)	(B-, B2)	12/13/26	5.000	1,499,190
374	Ditech Holding Corp., PRIME + 7.000%(2),(8)	(NR, Wr)	06/30/22	0.000	71,920
922	Focus Financial Partners LLC, LIBOR 1M + 2.000%(8)	(BB-, Ba3)	07/03/24	2.113	913,236
200	HighTower Holdings LLC, (Delayed Draw Term Loan)(9)	(B-, B2)	04/30/28	0.000	200,250
800	HighTower Holdings LLC, (Term Loan B)(9)	(B-, B2)	04/30/28	0.000	801,000
1,936	Hudson River Trading LLC, LIBOR 3M + 3.000%(8)	(BB-, Ba2)	03/20/28	3.113	1,919,913
1,121	Jane Street Group LLC, LIBOR 1M + 2.750%(8)	(BB-, Ba3)	01/26/28	2.863	1,112,817
405	Kestra Advisor Services Holdings A, Inc., LIBOR 1M + 4.250%(4),(8)	(B, B3)	06/03/26	4.370	403,641
1,402	VFH Parent LLC, LIBOR 1M + 3.000%(8)	(B+, Ba3)	03/01/26	3.115	1,400,552
					10,186,737
Machinery (1.2%)
975	Alliance Laundry Systems LLC(9)	(B, B2)	10/08/27	4.250	976,068
611	Cohu, Inc., LIBOR 1M + 3.000%(8)	(B+, B2)	10/01/25	3.113	607,827
287	CPM Holdings, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	11/17/25	3.615	284,251
197	CPM Holdings, Inc., LIBOR 1M + 8.250%(5),(8)	(CCC+, Caa2)	11/15/26	8.365	195,328
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(4),(5),(8)	(CCC+, Caa2)	09/06/26	6.863	410,944
965	LTI Holdings, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	09/06/25	3.613	951,880
501	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(4),(8)	(B+, B1)	06/27/24	3.750	501,316
1,000	Pro Mach Group, Inc.(9)	(B-, B2)	03/07/25	0.000	999,690
					4,927,304
Managed Care (1.1%)
1,882	Inovalon Holdings, Inc., LIBOR 1M + 2.750%(8)	(B+, B2)	04/02/25	2.875	1,869,373
2,762	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(8)	(B+, Ba3)	06/07/23	3.750	2,750,338
					4,619,711
Media - Diversified (0.3%)
531	Cast and Crew Payroll LLC, LIBOR 1M + 3.750%(8)	(B, B3)	02/09/26	3.863	526,420
974	Diamond Sports Group LLC, LIBOR 1M + 3.250%(8)	(CCC+, B2)	08/24/26	3.370	699,918
					1,226,338

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Media Content (0.1%)
$444	RVR Dealership Holdings LLC, LIBOR 3M + 4.000%(8)	(B+, B2)	02/08/28	4.750	$443,613
Medical Products (1.9%)
1,534	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(8)	(CCC+, B3)	06/15/23	6.000	1,480,376
1,496	CPI Holdco LLC, LIBOR 1M + 4.000%(8)	(B, B2)	11/04/26	4.113	1,498,840
1,478	CryoLife, Inc., LIBOR 3M + 3.250%(8)	(B, B1)	12/01/24	4.250	1,482,154
1,370	Femur Buyer, Inc., LIBOR 3M + 4.500%(8)	(CCC+, Caa1)	03/05/26	4.703	1,302,356
2,400	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(8)	(B+, B1)	12/11/26	3.250	2,391,000
					8,154,726
Metals & Mining - Excluding Steel (0.0%)
200	Noranda Aluminum Acquisition Corp., PRIME + 3.500%(2),(4),(8)	(NR, Wr)	02/28/19	7.750	138
Packaging (1.0%)
975	Charter NEX U.S., Inc., LIBOR 1M + 4.250%(8)	(B, B2)	12/01/27	5.000	979,888
500	Flex Acquisition Co., Inc., LIBOR 3M + 3.500%(8)	(B, B2)	02/23/28	4.000	495,555
1,569	Proampac PG Borrower LLC, LIBOR 1M + 4.000%(8)	(B-, B2)	11/03/25	4.115 - 5.000	1,574,265
729	Strategic Materials, Inc., LIBOR 3M + 3.750%(5),(8)	(CCC, Caa3)	11/01/24	4.750	645,708
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(5),(8)	(CC, C)	10/31/25	8.750	319,810
					4,015,226
Personal & Household Products (1.1%)
940	ABG Intermediate Holdings 2 LLC(4),(9)	(B, B2)	09/27/24	6.250	944,469
1,287	ABG Intermediate Holdings 2 LLC(9)	(B, B2)	09/27/24	4.000	1,286,709
977	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(8)	(B, Caa2)	08/10/23	8.500	936,808
1,420	Weber-Stephen Products LLC, LIBOR 1M + 3.250%(8)	(B, B1)	10/30/27	4.000	1,421,632
					4,589,618
Pharmaceuticals (0.5%)
438	Akorn, Inc., LIBOR 3M + 7.500%(8)	(CCC+, Caa2)	10/01/25	8.500	450,160
500	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(8)	(BB, Ba2)	11/27/25	2.863	499,220
523	Endo Luxembourg Finance Co. I S.a r.l., LIBOR 1M + 5.000%(8)	(B+, B2)	03/27/28	5.750	511,007
837	Syneos Health, Inc., LIBOR 1M + 1.250%(8)	(BB, Ba2)	03/26/24	1.363	830,938
					2,291,325

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Real Estate Development & Management (0.5%)
$1,221	Cushman & Wakefield U.S. Borrower LLC, LIBOR 1M + 2.750%(8)	(B+, Ba3)	08/21/25	2.863	$1,195,769
720	Forest City Enterprises LP, LIBOR 1M + 3.500%(8)	(B+, B2)	12/08/25	3.613	704,821
					1,900,590
Real Estate Investment Trusts (0.4%)
716	Blackstone Mortgage Trust, Inc., LIBOR 1M + 4.750%(8)	(B+, Ba2)	04/23/26	5.750	717,668
746	Claros Mortgage Trust, Inc., LIBOR 1M + 5.000%(4),(8)	(B+, Ba3)	08/09/26	6.000	747,145
					1,464,813
Recreation & Travel (1.2%)
250	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(8)	(CCC-, Caa3)	09/04/26	7.885	226,250
1,963	Bulldog Purchaser, Inc., LIBOR 2M + 3.750%(8)	(B-, B3)	09/05/25	3.885	1,886,574
197	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(8)	(CCC, Caa2)	02/28/25	3.500	170,015
491	Crown Finance U.S., Inc., LIBOR 6M + 2.750%(8)	(CCC, Caa2)	09/30/26	3.750	418,545
89	Crown Finance U.S., Inc., LIBOR 3M + 7.000% Cash, 8.250% PIK(7),(8)	(B-, B3)	05/23/24	15.450	112,646
874	Hornblower Sub LLC, LIBOR 3M + 4.500%(8)	(CCC-, Caa2)	04/27/25	5.750	810,107
350	Hornblower Sub LLC, (Incremental Term Loan), LIBOR 3M + 8.125%(4),(8)	(NR, NR)	11/10/25	9.125	369,250
1,134	Hornblower Sub LLC, (Term Loan), LIBOR 3M + 8.125%(4),(8)	(NR, NR)	11/10/25	9.125	1,196,392
					5,189,779
Restaurants (2.9%)
1,749	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(8)	(B, B2)	06/27/25	3.613	1,731,458
998	IRB Holding Corp., LIBOR 3M + 3.250%(8)	(B, B2)	12/15/27	4.250	996,567
1,974	IRB Holding Corp., LIBOR 6M + 2.750%(8)	(B, B2)	02/05/25	3.750	1,962,213
488	K-Mac Holdings Corp., LIBOR 1M + 3.000%(8)	(B-, B2)	03/14/25	3.113	482,903
291	K-Mac Holdings Corp., LIBOR 1M + 6.750%(5),(8)	(CCC, Caa2)	03/16/26	6.863	289,774
482	Miller's Ale House, Inc., LIBOR 1M + 4.750%(5),(8)	(CCC+, Caa1)	05/30/25	4.866	458,957
1,984	Tacala LLC, LIBOR 1M + 3.750%(8)	(B-, B2)	02/05/27	4.500	1,979,662
375	Tacala LLC(9)	(CCC, Caa2)	02/04/28	8.250	375,313
1,500	Whatabrands LLC, LIBOR 1M + 2.750%(8)	(B+, B1)	07/31/26	2.866	1,491,990
2,500	Zaxby's Operating Co. LLC(9)	(B, B2)	12/28/27	0.000	2,506,563
					12,275,400
Software - Services (9.8%)
1,727	Applied Systems, Inc., LIBOR 1M + 3.000%(8)	(B-, B2)	09/19/24	3.510	1,722,103
989	Applied Systems, Inc., LIBOR 3M + 5.500%(8)	(CCC, Caa2)	09/19/25	6.250	1,000,121
1,741	Aston FinCo Sarl, LIBOR 3M + 4.250%(8)	(B-, B2)	10/09/26	4.365	1,732,534
1,250	Ceridian HCM Holding, Inc.(9)	(B+, B1)	04/30/25	2.587	1,232,031

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$748	CommerceHub, Inc., LIBOR 1M + 4.000%(8)	(B, B2)	12/29/27	4.750	$750,463
1,361	DCert Buyer, Inc., LIBOR 1M + 4.000%(8)	(B-, B2)	10/16/26	4.113	1,363,239
1,638	Emerald TopCo, Inc., LIBOR 3M + 3.500%(8)	(B, B2)	07/24/26	3.685	1,626,474
600	Epicor Software Corp., LIBOR 1M + 7.750%(8)	(CCC, Caa2)	07/31/28	8.750	617,814
2,192	Epicor Software Corp., LIBOR 1M + 3.250%(8)	(B-, B2)	07/30/27	4.000	2,191,330
2,722	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(8)	(CCC+, B2)	06/13/24	4.500	2,679,844
500	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(8)	(CCC-, Caa2)	06/13/25	8.250	504,285
1,644	Flexera Software LLC, LIBOR 3M + 3.750%(8)	(B-, B1)	03/03/28	4.500	1,649,621
1,869	Huskies Parent, Inc., LIBOR 1M + 4.000%(8)	(B-, B2)	07/31/26	4.113	1,866,156
977	Hyland Software, Inc., LIBOR 1M + 3.500%(8)	(B-, B1)	07/01/24	4.250	979,436
432	IGT Holding IV AB(4),(9)	(B, B2)	03/23/28	0.000	431,075
504	MA FinanceCo. LLC, LIBOR 3M + 4.250%(8)	(BB-, B1)	06/05/25	5.250	508,051
323	MA FinanceCo. LLC, LIBOR 1M + 2.750%(8)	(BB-, B1)	06/21/24	2.863	320,220
660	Navicure, Inc., LIBOR 1M + 4.000%(4),(8)	(B-, B2)	10/22/26	4.113	658,176
378	Newport Group, Inc., LIBOR 3M + 3.500%(8)	(B, B2)	09/13/25	3.703	376,230
3,530	Omnitracs, Inc., LIBOR 1M + 2.750%(8)	(B-, B2)	03/21/25	2.860	3,468,142
2,736	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(8)	(B, B3)	04/26/24	4.120	2,731,591
1,103	Project Boost Purchaser LLC, LIBOR 1M + 3.500%(8)	(B-, B2)	06/01/26	3.609	1,095,819
484	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.250%(8)	(B, B2)	03/03/28	4.000	480,848
2,000	RealPage, Inc.(9)	(B, B2)	04/24/28	0.000	1,993,130
586	Redstone Buyer LLC, (Delayed Draw Term Loan)(9)	(B, B1)	04/27/28	0.000	581,287
1,497	Redstone Buyer LLC, (Term Loan)(9)	(B, B1)	04/15/28	0.000	1,485,216
2,184	Seattle Spinco, Inc., LIBOR 1M + 2.750%(8)	(BB-, B1)	06/21/24	2.863	2,162,547
499	Solera LLC, LIBOR 1M + 2.750%(8)	(B, Ba3)	03/03/23	2.863	496,750
2,421	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(8)	(B-, B1)	05/04/26	3.863	2,425,326
1,693	Virtusa Corp., LIBOR 1M + 4.250%(8)	(B+, B2)	02/11/28	5.000	1,714,701
419	VS Buyer LLC, LIBOR 1M + 3.000%(8)	(B, B1)	02/28/27	3.113	416,634
					41,261,194
Specialty Retail (0.5%)
1,354	EG America LLC, LIBOR 3M + 4.000%(8)	(B-, B3)	02/07/25	4.203	1,336,928
940	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.250%(8)	(B-, B2)	05/14/26	3.360	930,364
					2,267,292
Steel Producers/Products (0.5%)
1,090	Atkore International, Inc., LIBOR 3M + 2.750%(8)	(BB-, Ba3)	12/22/23	3.750	1,093,796
1,213	Zekelman Industries, Inc., LIBOR 1M + 2.000%(8)	(BB, Ba3)	01/24/27	2.110	1,201,940
					2,295,736

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services (2.4%)
$988	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(8)	(B, B2)	07/10/26	4.363	$986,883
1,000	Belfor Holdings, Inc., LIBOR 1M + 4.000%(8)	(B, B1)	04/06/26	4.113	1,003,440
1,617	IG Investment Holdings LLC(9)	(B-, B2)	05/23/25	5.000	1,620,052
1,500	LaserShip, Inc.(4),(9)	(B-, B2)	04/30/28	0.000	1,492,500
661	Long Term Care Group, Inc., LIBOR 1M + 5.250%(4),(8)	(B, B3)	12/06/22	6.250	660,923
1,000	Pike Corp., LIBOR 1M + 3.000%(8)	(B, Ba3)	01/21/28	3.120	997,500
1,000	Protective Industrial Products, Inc., LIBOR 1M + 4.000%(8)	(B-, B2)	12/29/27	4.750	1,001,250
965	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 1M + 4.500%(5),(8)	(CCC, Caa1)	12/20/23	5.500	902,079
657	St. George's University Scholastic Services, LIBOR 1M + 3.250%(8)	(B+, B2)	07/17/25	3.370	653,326
327	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(5),(8)	(CCC, Caa1)	08/25/25	8.750	328,192
597	Wrench Group LLC(4),(9)	(B, B2)	04/30/26	0.000	596,539
					10,242,684
Tech Hardware & Equipment (0.3%)
591	CommScope, Inc., LIBOR 1M + 3.250%(8)	(B, Ba3)	04/06/26	3.363	588,563
750	Ultra Clean Holdings, Inc.(9)	(B+, B1)	08/27/25	0.000	751,406
					1,339,969
Telecom - Wireless (0.2%)
998	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(8)	(B+, B2)	11/12/27	3.750	997,874
Telecom - Wireline Integrated & Services (1.8%)
483	Altice Financing S.A., LIBOR 3M + 2.750%(8)	(B, B2)	01/31/26	2.953	473,694
491	Altice France S.A., LIBOR 3M + 4.000%(8)	(B, B2)	08/14/26	4.198	490,833
1,473	Altice France S.A., LIBOR 3M + 3.688%(8)	(B, B2)	01/31/26	3.871	1,464,093
1,160	CenturyLink, Inc., LIBOR 1M + 2.250%(8)	(BBB-, Ba3)	03/15/27	2.363	1,148,833
766	Cologix, Inc.(9)	(B-, B2)	03/31/28	0.000	769,916
640	GTT Communications, Inc., LIBOR 3M + 2.750%(8)	(CCC-, Wr)	05/31/25	2.860	551,723
187	GTT Communications, Inc., (Delayed Draw Term Loan), LIBOR 1M + 5.000% Cash, 2.500% PIK(7),(8)	(CCC+, NR)	12/31/21	8.500	191,329
125	GTT Communications, Inc., (Term Loan), LIBOR 1M + 5.000% Cash, 2.500% PIK(7),(8)	(CCC+, NR)	12/31/21	8.500	128,206
1,111	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(8)	(B, B2)	11/15/24	4.000	1,112,456
954	TVC Albany, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	07/23/25	3.610	947,490
438	TVC Albany, Inc., LIBOR 1M + 7.500%(4),(5),(8)	(CCC, Caa2)	07/23/26	7.610	409,063
					7,687,636

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment (2.5%)
$2,704	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(8)	(CCC+, B3)	07/03/26	5.500	$2,696,627
304	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(7),(8)	(B, Caa1)	06/30/24	12.235	336,352
943	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(7),(8)	(B, Caa1)	06/30/24	12.235	1,043,823
887	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(7),(8)	(CCC, Ca)	12/31/24	5.954	851,086
169	TopGolf International, Inc., LIBOR 3M + 6.250%(8)	(B-, B3)	02/08/26	7.000	171,869
2,915	UFC Holdings LLC(9)	(B, B2)	04/29/26	3.750	2,908,677
2,454	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%, LIBOR 3M + 2.750%(8)	(B, B3)	05/18/25	2.860 - 2.940	2,401,795
					10,410,229
Trucking & Delivery (0.6%)
1,250	American Trailer World Corp., LIBOR 1M + 3.750%(8)	(B, B3)	03/03/28	4.500	1,241,406
1,472	Transplace Holdings, Inc., LIBOR 3M + 3.750%(5),(8)	(B-, B1)	10/07/24	4.750	1,477,229
					2,718,635
TOTAL BANK LOANS (Cost $243,116,167)					241,701,816
ASSET BACKED SECURITIES (3.5%)
Collateralized Debt Obligations (3.5%)
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350%(1),(8)	(BB-, NR)	01/17/33	6.540	1,001,250
750	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(8)	(BB-, NR)	01/15/30	5.384	710,929
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(B+, NR)	07/27/31	5.581	693,650
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(8)	(NR, B3)	04/27/27	6.331	500,239
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(5)	(NR, NR)	07/20/31	0.000	265,949
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(B+, NR)	01/18/31	6.040	710,019
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(NR, Ba3)	01/18/31	5.590	728,131
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(B+, NR)	01/27/31	6.026	727,479
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(5)	(NR, NR)	07/25/27	0.000	15,000
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750%(1),(8)	(NR, Ba3)	01/20/29	6.938	996,193

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(8)	(NR, Ba3)	10/16/30	5.684	$480,040
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(8)	(NR, Ba3)	04/15/29	6.264	723,837
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(8)	(BB-, NR)	10/20/32	7.418	1,002,957
750	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.300%(1),(8)	(NR, Ba3)	07/20/30	6.488	733,722
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(8)	(NR, Baa3)	07/17/28	3.160	495,320
1,000	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 3.350%(1),(8)	(NR, Baa3)	07/20/30	3.538	1,000,492
1,000	TICP CLO XIII Ltd., 2019-13A, Rule 144A, LIBOR 3M + 6.750%(1),(8)	(NR, Ba3)	07/15/32	6.934	1,000,667
500	Venture CLO Ltd., 2018-35A, Rule 144A, IBOR 3M + 3.500%(1),(8)	(NR, Baa3)	10/22/31	3.684	484,252
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(8)	(NR, Ba3)	07/20/30	6.338	468,873
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, IBOR 3M + 5.750%(1),(8)	(NR, B1)	06/20/29	5.937	684,030
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(8)	(BBB-, NR)	07/14/31	3.536	484,470
750	Wind River CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 5.550%(1),(8)	(NR, Ba3)	10/15/27	5.734	727,927
TOTAL ASSET BACKED SECURITIES (Cost $15,629,793)					14,635,426
Number of Shares
COMMON STOCKS
Auto Parts & Equipment
11,414	Jason Group, Inc.(11)				114,142
23,014	Remainco LLC(3),(4),(11)				104,023
					218,165
Building & Construction (0.0%)
2	White Forest Resources, Inc.(3),(4),(11)				—
Chemicals (0.1%)
1,512	Project Investor Holdings LLC(3),(4),(5),(11)				15
25,202	Proppants Holdings LLC(3),(4),(5),(11)				1,260
6,341	UTEX Industries, Inc.(11)				242,544
					243,819
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Inc.(3),(4),(5),(11)				372

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS (continued)
Investments & Misc. Financial Services (1.9%)
7,000	Accelerate Acquisition Corp.(11)	$70,000
43,189	ArcLight Clean Transition Corp. II(11)	440,528
48,000	Ares Acquisition Corp.(11)	471,840
10,000	Cartesian Growth Corp.(11)	97,300
49,770	CC Neuberger Principal Holdings III(11)	489,239
80,000	DHC Acquisition Corp.(11)	776,800
10,000	EJF Acquisition Corp.(11)	97,200
90,953	FTAC Hera Acquisition Corp.(11)	888,611
60,000	Gores Guggenheim, Inc.(11)	600,000
40,000	Gores Holdings VII, Inc.(11)	396,800
35,000	Gores Holdings VIII, Inc., Class A(11)	348,950
8,253	Gores Metropoulos II, Inc.(11)	82,365
19,603	Gores Technology Partners, Inc.(11)	198,186
50,000	Hudson Executive Investment Corp. III(11)	492,500
155,000	KKR Acquisition Holdings I Corp.(11)	1,557,750
42,000	Mason Industrial Technology, Inc.(11)	411,180
15,000	Northern Star Investment Corp. IV(11)	148,500
30,000	Pathfinder Acquisition Corp.(11)	297,600
10,000	Pivotal Investment Corp. III(11)	97,700
15,000	Warburg Pincus Capital Corp. I-B(11)	150,300
		8,113,349
Metals & Mining - Excluding Steel (0.5%)
1,100,000	Taseko Mines Ltd.(11)	2,199,642
Oil Field Equipment & Services (0.0%)
3,529	Pioneer Energy Services Corp.(3),(4),(11)	6,176
Private Placement (0.2%)
279,199	Technicolor S.A. EUR 27.0(11),(12)	967,631
Pharmaceuticals (0.1%)
37,299	Akorn Holding Company LLC(11)	565,714
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(3),(4),(5),(11)	—
8	Sprint Industrial Holdings LLC, Class H(3),(4),(5),(11)	—
19	Sprint Industrial Holdings LLC, Class I(3),(4),(5),(11)	—
		0
TOTAL COMMON STOCKS (Cost $11,467,213)		12,314,868
WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(3),(4),(5),(11)	—
Investments & Misc. Financial Services (0.0%)
8,200	Ares Acquisition Corp. expires 12/31/2027(11)	8,364
3,333	Cartesian Growth Corp. expires 12/31/2027(11)	1,670

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Number of Shares		Value
WARRANTS (continued)
Investments & Misc. Financial Services
9,954	CC Neuberger Principal Holdings III expires 12/31/2027(11)	$9,954
26,667	DHC Acquisition Corp. expires 12/31/2027(11)	14,933
3,333	EJF Acquisition Corp. expires 02/28/2027(11)	2,033
22,738	FTAC Hera Acquisition Corp. expires 12/31/2027(11)	21,374
5,000	Gores Holdings VII, Inc. expires 12/31/2027(11)	6,300
4,375	Gores Holdings VIII, Inc. expires 12/31/2027(11)	4,419
1,650	Gores Metropoulos II, Inc. expires 01/31/2028(11)	2,261
10,000	Hudson Executive Investment Corp. III expires 12/31/2028(11)	7,750
14,000	Mason Industrial Technology, Inc. expires 12/31/2027(11)	10,087
2,500	Northern Star Investment Corp. IV expires 12/31/2027(11)	2,000
6,000	Pathfinder Acquisition Corp. expires 12/31/2027(11)	6,300
2,000	Pivotal Investment Corp. III expires 12/31/2027(11)	1,900
		99,345
Recreation & Travel (0.0%)
29,277	Cineworld Group, expires 12/21/2025	16,600
TOTAL WARRANTS (Cost $96,605)		115,945
SHORT-TERM INVESTMENTS (0.3%)
1,097,150	State Street Navigator Securities Lending Government Money Market Portfolio 0.02%(13) (Cost $1,097,150)	1,097,150
TOTAL INVESTMENTS AT VALUE (96.0%) (Cost $402,888,898)		403,415,935
OTHER ASSETS IN EXCESS OF LIABILITIES (4.0%)		16,715,831
NET ASSETS (100.0%)		$420,131,766

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities amounted to a value of $132,703,341 or 31.6% of net assets.

(2)  Bond is currently in default.

(3)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(4)  Security is valued using significant unobservable inputs.

(5)  Illiquid security (unaudited).

(6)  Security or portion thereof is out on loan (See note 2-K).

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

(7)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(8)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2021. The rate may be subject to a cap and floor.

(9)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2021.

(10)  All or a portion is an unfunded loan commitment (See note 2-J).

(11)  Non-income producing security.

(12)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.

(13)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2021.

(14)  Convertible security.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
CAD	2,733,500	USD	2,127,558	10/13/21	Deutsche Bank AG	$2,127,558	$2,222,400	$94,842
CAD	176,000	USD	138,663	10/13/21	Morgan Stanley	138,663	143,092	4,429
CAD	99,000	USD	78,631	10/13/21	Barclays Bank PLC	78,631	80,489	1,858
CAD	352,000	USD	280,980	10/13/21	JPMorgan Chase Bank NA	280,980	286,184	5,204
GBP	3,923	USD	5,392	10/13/21	Deutsche Bank AG	5,392	5,434	42
GBP	293	USD	411	10/13/21	Barclays Bank PLC	411	406	(5)
GBP	351	USD	491	10/13/21	JPMorgan Chase Bank NA	491	487	(4)
USD	3,649,533	CAD	4,708,000	10/13/21	Deutsche Bank AG	(3,649,533)	(3,827,717)	(178,184)
USD	637,982	CAD	808,500	10/13/21	Morgan Stanley	(637,982)	(657,329)	(19,347)
USD	531,262	CAD	660,000	10/13/21	JPMorgan Chase Bank NA	(531,262)	(536,595)	(5,333)
USD	25,824	GBP	18,825	10/13/21	Deutsche Bank AG	(25,823)	(26,075)	(252)
USD	4,016	GBP	2,928	10/13/21	Barclays Bank PLC	(4,016)	(4,055)	(39)
								$(96,789)

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Currency Abbreviations:

CAD = Canadian Dollar

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
April 30, 2021 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $1,097,150 (Cost $402,888,898) (Note 2)	$403,415,935[1]
Cash	73,472,011
Receivable for investments sold	6,519,341
Interest receivable	2,737,492
Receivable for Fund shares sold	2,002,979
Unrealized appreciation on forward foreign currency contracts (Note 2)	106,375
Prepaid expenses and other assets	33,460
Total assets	488,287,593
Liabilities
Investment advisory fee payable (Note 3)	200,920
Administrative services fee payable (Note 3)	25,597
Shareholder servicing/Distribution fee payable (Note 3)	41,528
Payable for investments purchased	65,669,804
Payable upon return of securities loaned (Note 2)	1,097,150
Payable for Fund shares redeemed	385,748
Unfunded loan commitments (Note 2)	287,773
Unrealized depreciation on forward foreign currency contracts (Note 2)	203,164
Dividend payable	44,021
Trustees' fee payable	14,528
Accrued expenses	185,594
Total liabilities	68,155,827
Net Assets
Capital stock, $.001 par value (Note 6)	41,484
Paid-in capital (Note 6)	435,841,953
Total distributable earnings (loss)	(15,751,671)
Net assets	$420,131,766
I Shares
Net assets	$344,470,790
Shares outstanding	34,016,101
Net asset value, offering price and redemption price per share	$10.13
A Shares
Net assets	$33,748,008
Shares outstanding	3,331,862
Net asset value and redemption price per share	$10.13
Maximum offering price per share (net asset value/(1-4.75%))	$10.64
C Shares
Net assets	$41,912,968
Shares outstanding	4,135,897
Net asset value, offering price and redemption price per share	$10.13

1  Includes $1,076,392 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Operations
For the Six Months Ended April 30, 2021 (unaudited)

Investment Income
Interest	$7,712,745
Securities lending (net of rebates)	5,026
Total investment income	7,717,771
Expenses
Investment advisory fees (Note 3)	1,314,691
Administrative services fees (Note 3)	46,301
Shareholder servicing/Distribution fees (Note 3)
Class A	43,836
Class C	211,802
Transfer agent fees (Note 3)	136,766
Trustees' fees	32,437
Registration fees	31,568
Audit and tax fees	30,078
Custodian fees	27,239
Printing fees	24,016
Commitment fees (Note 4)	19,249
Legal fees	14,724
Insurance expense	7,285
Miscellaneous expense	7,034
Total expenses	1,947,026
Less: fees waived (Note 3)	(454,952)
Net expenses	1,492,074
Net investment income	6,225,697
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(1,322,735)
Net realized loss from foreign currency transactions	(118)
Net change in unrealized appreciation (depreciation) from investments	17,950,098
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(112,022)
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	16,515,223
Net increase in net assets resulting from operations	$22,740,920

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
From Operations
Net investment income	$6,225,697	$14,985,889
Net realized loss from investments and foreign currency transactions	(1,322,853)	(7,081,794)
Net change in unrealized appreciation (depreciation) from investments, and forward foreign currency contracts	17,838,076	(8,971,681)
Net increase (decrease) in net assets resulting from operations	22,740,920	(1,067,586)
From Distributions
From distributable earnings
Class I	(4,889,303)	(10,858,414)
Class A	(702,868)	(2,121,306)
Class C	(689,753)	(2,075,223)
Net decrease in net assets resulting from dividends	(6,281,924)	(15,054,943)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	177,550,296	124,396,241
Reinvestment of dividends	5,954,642	14,181,493
Net asset value of shares redeemed	(47,189,555)	(189,181,077)
Net increase (decrease) in net assets from capital share transactions	136,315,383	(50,603,343)
Net increase (decrease) in net assets	152,774,379	(66,725,872)
Net Assets
Beginning of period	267,357,387	334,083,259
End of period	$420,131,766	$267,357,387

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$9.57	$9.88	$9.96	$10.24	$9.73	$9.78
INVESTMENT OPERATIONS
Net investment income[1]	0.20	0.51	0.53	0.51	0.54	0.71
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.57	(0.31)	(0.08)	(0.27)	0.52	(0.04)
Total from investment operations	0.77	0.20	0.45	0.24	1.06	0.67
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.51)	(0.52)	(0.52)	(0.53)	(0.72)
Return of capital	—	—	(0.01)	(0.00)[2]	(0.02)	—
Total dividends and distributions	(0.21)	(0.51)	(0.53)	(0.52)	(0.55)	(0.72)
Net asset value, end of period	$10.13	$9.57	$9.88	$9.96	$10.24	$9.73
Total return[3]	8.09%	2.21%	4.68%	2.34%	11.11%	7.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$344,471	$190,537	$230,330	$175,189	$114,605	$60,899
Ratio of net expenses to average net assets	0.79%[4]	0.80%	0.99%	0.99%	0.99%	1.00%
Ratio of net expenses to average net assets excluding interest expense	0.79%[4]	0.80%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	4.12%[4]	5.33%	5.36%	5.08%	5.34%	7.64%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%[4]	0.31%	0.10%	0.17%	0.26%	0.29%
Portfolio turnover rate[5]	25%	34%	37%	45%	79%	73%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$9.57	$9.88	$9.96	$10.24	$9.74	$9.79
INVESTMENT OPERATIONS
Net investment income[1]	0.20	0.49	0.51	0.49	0.51	0.64
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.56	(0.31)	(0.08)	(0.28)	0.51	0.00[2]
Total from investment operations	0.76	0.18	0.43	0.21	1.02	0.64
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.49)	(0.50)	(0.49)	(0.50)	(0.69)
Return of capital	—	—	(0.01)	(0.00)[2]	(0.02)	—
Total dividends and distributions	(0.20)	(0.49)	(0.51)	(0.49)	(0.52)	(0.69)
Net asset value, end of period	$10.13	$9.57	$9.88	$9.96	$10.24	$9.74
Total return[3]	7.96%	1.96%	4.42%	2.09%	10.71%	7.12%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$33,748	$34,254	$50,343	$44,930	$36,961	$8,447
Ratio of net expenses to average net assets	1.04%[4]	1.05%	1.24%	1.24%	1.24%	1.25%
Ratio of net expenses to average net assets excluding interest expense	1.04%[4]	1.05%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	3.97%[4]	5.10%	5.13%	4.84%	4.99%	6.73%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%[4]	0.31%	0.10%	0.17%	0.26%	0.29%
Portfolio turnover rate[5]	25%	34%	37%	45%	79%	73%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$9.57	$9.88	$9.96[1]	$10.24	$9.74	$9.79
INVESTMENT OPERATIONS
Net investment income[2]	0.16	0.41	0.43	0.41	0.43	0.63
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.56	(0.31)	(0.08)	(0.28)	0.52	(0.06)
Total from investment operations	0.72	0.10	0.35	0.13	0.95	0.57
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.41)	(0.42)	(0.41)	(0.43)	(0.62)
Return of capital	—	—	(0.01)	(0.00)[3]	(0.02)	—
Total dividends and distributions	(0.16)	(0.41)	(0.43)	(0.41)	(0.45)	(0.62)
Net asset value, end of period	$10.13	$9.57	$9.88	$9.96[1]	$10.24	$9.74
Total return[4]	7.57%	1.19%	3.64%	1.33%	9.88%	6.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$41,913	$42,566	$53,410	$46,586	$31,411	$6,673
Ratio of net expenses to average net assets	1.79%[5]	1.80%	1.99%	1.99%	1.99%	2.00%
Ratio of net expenses to average net assets excluding interest expense	1.79%[5]	1.80%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets	3.22%[5]	4.35%	4.38%	4.09%	4.25%	6.70%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%[5]	0.31%	0.10%	0.17%	0.26%	0.29%
Portfolio turnover rate[6]	25%	34%	37%	45%	79%	73%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 or $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements
April 30, 2021 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective February 20, 2020, Class C shares, upon the ten year anniversary of purchase, will convert to Class A shares. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$133,278,530	$272,200	$133,550,730
Bank Loans	—	223,111,791	18,590,025	241,701,816
Asset Backed Securities	—	14,635,426	—	14,635,426
Common Stocks	10,312,991	1,890,031	111,846	12,314,868
Warrants	99,345	16,600	0 (1)	115,945
Short-term Investment	—	1,097,150	—	1,097,150
	$10,412,336	$374,029,528	$18,974,071	$403,415,935
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$106,375	$—	$106,375
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$203,164	$—	$203,164

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2021 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2020	$146,871	$12,986,029	$313,201	$0	(1)	$13,446,101
Accrued discounts (premiums)	1,260	2,540	—	—		3,800
Purchases	7,309	17,177,093	—	—		17,184,402
Sales	(16,656)	(6,383,518)	(155,144)	—		(6,555,318)
Realized gain (loss)	951	(3,422)	125,063	—		122,592
Change in unrealized appreciation (depreciation)	132,465	536,029	(57,504)	—		610,990
Transfers into Level 3	—	2,041,653	372	—		2,042,025
Transfers out of Level 3	—	(7,766,379)	(114,142)	—		(7,880,521)
Balance as of April 30, 2021	$272,200	$18,590,025	$111,846	$0	(1)	$18,974,071
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2021	$132,465	$279,526	$(114,575)	$—		$297,416

(1)  Includes zero valued securities.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 04/30/2021	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$18,590,025	Vendor Pricing	Single Broker Quote	$0.00 – $1.06	($1.00)
Common Stocks	$105,670	Income Approach	Expected Remaining Distribution	$0.00 – $4.52	($4.45)
	$6,176	Vendor Pricing	Single Broker Quote	$1.75 (N/A)
Corporate Bonds	$253,291	Vendor Pricing	Single Broker Quote	$0.01 – $0.76	($0.73)
	$18,909	Income Approach	Expected Remaining Distribution	$0.01 – $0.55	($0.53)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2021, $2,042,025 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $7,880,521 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2021, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2021 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2021.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$106,375	$203,164	$—	$(112,022)

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

For the six months ended April 30, 2021, the Fund held an average monthly value on a net basis of $4,330,184 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$1,858	$(44)	$—	$—	$1,814
Deutsche Bank AG	94,884	(94,884)	—	—	—
JPMorgan Chase	5,204	(5,204)	—	—	—
Morgan Stanley	4,429	(4,429)	—	—	—
	$106,375	$(104,561)	$—	$—	$1,814

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2021:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$44	$(44)	$—	$—	$—
Deutsche Bank AG	178,436	(94,884)	—	—	83,552
JPMorgan Chase	5,337	(5,204)	—	—	133
Morgan Stanley	19,347	(4,429)	—	—	14,918
	$203,164	$(104,561)	$—	$—	$98,603

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At April 30, 2021, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2021 are disclosed in the Schedule of Investments.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented on the Schedule of Investments. As of April 30, 2021, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Cano Health LLC	11/19/2027	5.500	$140,046
SCP Eye Care Services, LLC	03/16/2028	0.000	$147,727

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2021 the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$1,076,392	$1,097,150	$1,097,150

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2021.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$1,076,392	$(1,076,392)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended April 30, 2021, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $6,699, of which $0 was rebated to borrowers (brokers). The Fund retained $5,026 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,673.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021.

Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate ("EURIBOR"), Sterling Overnight Interbank Average Rate ("SONIA") and Secured Overnight Financing Rate ("SOFR"), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains uncertain. There also remains uncertainty and risk regarding the willingness and ability of issuers to include fallback provisions and/or other measures that contemplate the

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

discontinuation of LIBOR in new and existing contracts or instruments. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) RECENT ACCOUNTING PRONOUNCEMENTS — In October 2020, FASB issued Accounting Standards Update No. 2020-08 ("ASU 2020-08"), "Receivables — Nonrefundable Fees and Other Costs (Codification Improvements Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities". ASU 2020-08 is an update of ASU No. 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the implication, if any, of the additional disclosure requirement and the impact is reflected on the Fund's financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the six months ended April 30, 2021, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,314,691 and $454,952, respectively. Effective November 12, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse under the contractual expense limitation arrangement, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2022.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2021 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2022	Expires October 31, 2023	Expires October 31, 2024
Class I	$1,076,969	$101,003	$633,623	$342,343
Class A	203,934	23,286	129,648	51,000
Class C	235,567	24,206	149,752	61,609
Totals	$1,516,470	$148,495	$913,023	$454,952

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2021, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $46,301.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2021, the Fund paid Rule 12b-1 distribution fees of $43,836 for Class A shares and $211,802 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2021, the Fund paid $71,680.

For the six months ended April 30, 2021, CSSU and its affiliates advised the Fund that they retained $1,660 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 4. Line of Credit (continued)

$250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2021 and during the six months ended April 30, 2021, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is party to a joint uncommitted line of credit facility with SSB. For the six months ended April 30, 2021, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2021, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$206,945,605	$76,288,779	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	16,866,803	$169,580,874	11,123,159	$105,707,914
Shares issued in reinvestment of dividends	461,187	4,626,169	1,079,949	10,216,382
Shares redeemed	(3,226,916)	(32,257,689)	(15,611,202)	(143,404,187)
Net increase (decrease)	14,101,074	$141,949,354	(3,408,094)	$(27,479,891)

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	607,697	$6,078,776	1,408,775	$13,744,180
Shares issued in reinvestment of dividends	65,936	660,574	207,019	1,959,547
Shares redeemed	(921,470)	(9,272,441)	(3,132,169)	(29,980,635)
Net decrease	(247,837)	$(2,533,091)	(1,516,375)	$(14,276,908)
	Class C
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	189,072	$1,890,646	515,512	$4,944,147
Shares issued in reinvestment of dividends	66,672	667,899	212,292	2,005,564
Shares redeemed	(565,872)	(5,659,425)	(1,687,057)	(15,796,255)
Net decrease	(310,128)	$(3,100,880)	(959,253)	$(8,846,544)

On April 30, 2021, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	57%
Class A	5	66%
Class C	3	84%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") and the sub-advisory agreement (the "Sub-Advisory Agreement") for the Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special telephonic meeting held on November 9, 2020 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement and the Sub-Advisory Agreement, and at a telephonic meeting held on November 16 and 17, 2020, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.84% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), as investment manager, and Credit Suisse Asset Management Limited (the "Sub-Adviser"), as sub-adviser. The Board noted that the compensation paid to the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.04%, 1.79% and 0.79% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2022.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were above the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Adviser which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement and the Sub-Advisory Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse and the Sub-Adviser, including their respective Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

In approving the renewal of the Sub-Advisory Agreement, the Board considered the benefits of retaining Credit Suisse's affiliate as the Fund's Sub-Adviser and the Sub-Adviser's investment style.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund underperformed its Performance Universe for the one-year period reported, but generally outperformed over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

noted that if the Fund grows, additional efficiencies and economies of scale potentially could be realized. The Board also noted the current contractual expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses and their respective reputations as a result of their relationship with the Fund and the Fund's performance (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse and the Sub-Adviser applied in seeking best execution and their policies and practices regarding soft dollars for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement and the Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation and further lowering total Fund operating expenses pursuant to such expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement and Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Strategic Income Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2021, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us

•  or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 25, 2021.

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-SAR-0421

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2021
  (unaudited)

◼  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2021 (unaudited)

May 24, 2021

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the six-month period ended April 30, 2021

Performance Summary
11/1/2020 – 4/30/2021

Fund & Benchmark	Performance
Class I1	6.76%
Class A1,2	6.60%
Class C1,2	6.20%
Credit Suisse Leveraged Loan Index[3]	6.07%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period for loans

The six-month period ended April 30, 2021 was a positive one for floating rate strategies, with the Credit Suisse Leveraged Loan Index, the Fund's benchmark, returned 6.07% for the period. The Index saw positive returns in each of the 6 months in this period. The senior loan discount margin, assuming a three-year average life, tightened by 134 basis points during the period to 449 basis points, while the average price of the Index finished the year 4.71 points higher, at 97.59.

From a quality standpoint, lower-rated outperformed with CCC/Split CCC and Split B returning 18.5% and 11.85%, respectively. The higher quality significantly underperformed with Split BBB and BB returning 2.90%/3.63% respectively.

The Index was led by the energy and aerospace sectors, which returned 16.08% and 10.86% for the period, respectively. Conversely, utility and food & drug were the largest sector laggards, retuning 2.14% and 3.65% respectively.

According to JPMorgan, fund flows reversed and turned positive during the period, ultimately resulting in $18.76 billion of inflows. The majority of these inflows began in January with $18.5 billion in the year-to-date tally, as opposed to the -$18.9 billion of outflows in the first 4 months of 2020. Healthy collateralized loan obligation ("CLO") issuance contributed meaningfully to demand in the asset class, with $165.2 billion in gross issuance, including $68.8 billion net of refinancing.

With loan managers experiencing inflows and the economy showing signs of strength, the loan market has been very receptive to new issues over the last six months, with gross issuance of $433.4 billion and net loan issuance of

1

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

$152.9 billion. Additionally, year-to-date gross issuance ($375.8 billion) and net issuance ($142.6 billion) are up 82% and 116%, respectively, over the first 4 months of 2020.

The par-weighted default rate in loans ended the period at 2.25%, a 13-month low. The significant drop in this measure is the result of very few defaults in the past few months and the fact that the larger defaults that took place in March and April of 2020 dropped off of the most recent twelve-month tally.

Strategic Review and Outlook: Optimistic for the future

For the six-month period ended April 30, 2021, the Fund outperformed its benchmark. Positive security selection from the bank loan asset class and out of index bets from high yield and CLO contributed positively to performance. Additionally, positive selection in both retail and gaming/leisure added to relative returns, with the greatest contributions from a ratings-perspective coming from CCC and B3-rated positions.

We expect the technical and fundamental backdrop for the loan asset class to remain favorable. CLO issuance should continue at or near its recent pace, institutional investors should continue to allocate to the loan asset class, and with rate increases looming, we should continue to see inflows into loan mutual funds. Though primary issuance may take a breather over the near-term, we expect new issuance will be robust over the long-term. Fundamentals continue to improve with the large majority of companies reporting solid results in Q1.

Going forward, we expect to see strength in revenues, labor and raw material inflation to pressure margins, and the overall default rate to continue to decline. Given our positive outlook on both technicals and fundamentals, we have been reducing lower spread BB-rated loans in favor of higher spread B-rated loans that we believe will outperform.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan
David Mechlin

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

2

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, interest rate risk, liquidity risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2021; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 1.48%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 5.20%.

3  Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

3

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Average Annual Returns as of April 30, 20211

	1 Year	5 Years	10 Years
Class I	18.35%	4.62%	4.20%
Class A Without Sales Charge	18.00%	4.36%	3.94%
Class A With Maximum Sales Charge	12.42%	3.36%	3.42%
Class C Without CDSC	17.07%	3.58%	3.15%
Class C With CDSC	16.07%	3.58%	3.15%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.77% for Class I shares, 1.02% for Class A shares and 1.77% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

4

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2021.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2021

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/21	$1,067.60	$1,066.00	$1,062.00
Expenses Paid per $1,000*	$3.59	$4.87	$8.69
Hypothetical 5% Fund Return
Beginning Account Value 11/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/21	$1,021.32	$1,020.08	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

6

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2021 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2021)

S&P Ratings**
A	0.5%
BBB	4.3
BB	15.5
B	60.1
CCC	11.8
CC	0.1
C	0.1
NR	6.6
Subtotal	99.0
Equity and Other	1.0
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

7

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (84.8%)
Advertising (0.5%)
$7,079	Clear Channel Outdoor Holdings, Inc., LIBOR 2M + 3.500%, LIBOR 3M + 3.500%(1)	(B, B1)	08/21/26	3.647 - 3.686	$6,873,551
4,302	MH Sub I LLC, LIBOR 1M + 3.500%(1)	(B, B2)	09/13/24	3.613	4,270,565
					11,144,116
Aerospace & Defense (1.3%)
2,992	Amentum Government Services Holdings LLC, LIBOR 1M + 3.500%(1)	(B, B1)	01/29/27	3.613	2,980,492
7,770	Amentum Government Services Holdings LLC, LIBOR 3M + 4.750%(1)	(B, B1)	01/29/27	5.500	7,815,833
2,065	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 1.500%(1)	(BBB-, Baa2)	02/12/27	2.250	2,035,582
2,713	Fly Funding II Sarl, LIBOR 3M + 1.750%(1)	(BB+, Ba3)	08/11/25	1.950	2,675,695
10,203	Peraton Holding Corp., LIBOR 1M + 3.750%(1)	(B, B1)	02/01/28	0.000	10,211,936
5,797	Peraton Holding Corp., LIBOR 1M + 3.750%(1)	(B, B1)	02/01/28	4.500	5,802,544
					31,522,082
Air Transportation (0.4%)
10,000	Brown Group Holding LLC(2)	(B+, B1)	04/22/28	0.000	9,962,500
Auto Parts & Equipment (4.4%)
7,648	Adient U.S. LLC, LIBOR 3M + 3.500%(1)	(BB-, Ba3)	04/08/28	3.610	7,652,666
6,664	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba2)	04/06/24	3.000	6,643,901
9,000	Autokiniton U.S. Holdings, Inc., LIBOR 3M + 4.500%(1)	(B, B2)	04/06/28	5.000	9,063,765
10,288	Clarios Global LP, LIBOR 1M + 3.250%(1)	(B, B1)	04/30/26	3.363	10,199,409
15,790	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1),(3)	(B-, B1)	11/02/23	2.750	15,431,818
6,947	Garrett LX I Sarl(2)	(NR, Ba2)	03/05/28	0.000	6,929,441
1,787	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(1),(4)	(CCC-, Caa3)	03/02/26	11.000	1,764,293
2,657	Jason Group, Inc., LIBOR 3M + 2.000% Cash, 4.000% PIK(1),(4)	(B-, Caa1)	08/28/25	7.000	2,630,801
7,946	Les Schwab Tire Centers, LIBOR 6M + 3.500%(1)	(B, B2)	11/02/27	4.250	7,972,977
7,137	Midas Intermediate Holdco II LLC, LIBOR 3M + 6.750%(1)	(CCC+, B2)	12/22/25	7.500	7,245,172
6,199	Superior Industries International, Inc., LIBOR 1M + 4.000%(1),(3)	(B, B1)	05/22/24	4.113	6,191,099
7,076	TI Group Automotive Systems, LLC, EURIBOR 3M + 3.250%(1),(5)	(NR, Ba3)	12/16/24	0.000	8,555,782
2,134	TI Group Automotive Systems, LLC, LIBOR 3M + 3.250%(1)	(NR, Ba3)	12/16/24	0.000	2,133,336
4,961	TI Group Automotive Systems, LLC, LIBOR 3M + 3.250%(1)	(NR, Ba3)	12/16/26	3.750	4,958,642
10,355	U.S. Farathane LLC, LIBOR 3M + 4.250%(1)	(B, B2)	12/23/24	5.250	10,303,485
					107,676,587

See Accompanying Notes to Financial Statements.
8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Banking (0.9%)
$8,201	Citco Funding LLC, LIBOR 3M + 2.500%(1)	(NR, Ba3)	09/28/23	2.703	$8,195,604
2,978	Citco Funding LLC, LIBOR 3M + 3.250%(1),(6)	(NR, Ba3)	09/28/23	3.750	2,977,500
9,652	PI U.S. MergerCo, Inc., LIBOR 1M + 3.500%(1)	(B+, B1)	01/03/25	4.500	9,657,848
					20,830,952
Building & Construction (0.7%)
1,915	ACProducts, Inc., LIBOR 3M + 6.500%(1)	(B, B2)	08/18/25	7.500	1,962,857
8,000	Installed Building Products, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba2)	04/15/25	2.363	7,950,000
608	Service Logic Acquisition, Inc., LIBOR 3M + 2.000%(1),(6),(7)	(B, B2)	10/29/27	4.000	607,651
2,477	Service Logic Acquisition, Inc., LIBOR 3M + 4.000%(1),(6)	(B, B2)	10/29/27	4.750	2,476,640
4,412	SiteOne Landscape Supply, LLC, LIBOR 3M + 2.000%(1),(6)	(BB+, B1)	03/23/28	2.500	4,400,735
					17,397,883
Building Materials (3.7%)
7,585	Airxcel, Inc., LIBOR 1M + 4.500%(1)	(B, B3)	04/28/25	4.613	7,582,997
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1)	(CCC+, Caa2)	04/27/26	8.863	1,758,723
11,667	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba2)	01/15/27	2.113	11,585,664
5,806	Core & Main LP, LIBOR 1M + 2.750%(1)	(B, B2)	08/01/24	3.750	5,795,299
11,622	Cornerstone Building Brands, Inc., LIBOR 3M + 3.250%(1)	(B+, B1)	04/12/28	3.750	11,535,010
7,146	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba2)	02/14/27	2.120	7,092,023
9,423	Foundation Building Materials Holding Co. LLC, LIBOR 3M + 3.250%(1)	(B, B2)	01/31/28	3.750	9,357,071
650	Hillman Group, Inc. (The), (Delayed Draw Term Loan)(2)	(B+, B1)	02/24/28	0.000	647,709
3,202	Hillman Group, Inc. (The), (Term Loan B1)(2)	(B+, B1)	02/24/28	0.000	3,189,968
6,224	Park River Holdings, Inc., LIBOR 3M + 3.250%(1)	(B, B2)	12/28/27	4.000	6,197,711
8,888	Summit Materials Companies I, LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	11/21/24	2.113	8,874,745
9,521	White Cap Buyer LLC, LIBOR 3M + 4.000%(1)	(B, B2)	10/19/27	4.500	9,534,845
8,350	Wilsonart LLC, LIBOR 3M + 3.500%(1)	(B+, B2)	12/31/26	4.500	8,349,308
					91,501,073
Cable & Satellite TV (1.2%)
15,150	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	2.365	15,011,845
6,538	UPC Broadband Holding B.V.(2)	(BB-, B1)	01/31/29	0.000	6,491,483
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(5)	(B+, B1)	01/31/29	3.000	8,389,731
					29,893,059

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals (6.6%)
$5,153	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 1M + 3.250%(1),(5)	(B, B2)	09/13/23	3.250	$6,190,426
1,734	Allnex (Luxembourg) & Cy S.C.A., LIBOR 1M + 3.250%(1)	(B, B2)	09/13/23	4.000	1,731,579
1,306	Allnex U.S.A., Inc., LIBOR 1M + 3.250%(1)	(B, B2)	09/13/23	4.000	1,304,565
1,718	Aruba Investments, Inc., LIBOR 3M + 4.000%(1)	(B-, B1)	11/24/27	4.750	1,720,268
9,099	Ascend Performance Materials Operations LLC, LIBOR 3M + 4.750%(1)	(BB-, B1)	08/27/26	5.500	9,238,833
2,538	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(1),(6)	(B, B2)	11/20/23	4.500	2,544,676
1,952	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1),(6)	(B, B2)	11/20/23	4.500	1,956,962
3,500	Atotech B.V., LIBOR 3M + 2.500%(1)	(B+, B1)	03/18/28	3.000	3,482,500
8,453	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	1.953	8,408,977
7,286	CeramTec AcquiCo GmbH, EURIBOR 3M + 2.500%(1),(5)	(B, B2)	03/07/25	2.500	8,593,968
2,149	CPC Acquisition Corp., LIBOR 3M + 7.750%(1)	(CCC, Caa2)	12/29/28	8.500	2,173,501
4,000	CPC Acquisition Corp., LIBOR 6M + 3.750%(1)	(B, B3)	12/29/27	4.500	4,007,520
1,576	Ferro Corp. (Term Loan B2), LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	2.453	1,571,594
1,542	Ferro Corp. (Term Loan B3), LIBOR 3M + 2.250%(1)	(BB-, Ba3)	02/14/24	2.453	1,538,156
1,900	Flint Group GmbH, EURIBOR 3M + 4.250%(1),(5)	(CCC+, Caa1)	09/21/23	5.000	2,240,400
551	Flint Group GmbH, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(4)	(CCC+, Caa1)	09/21/23	6.000	539,553
3,332	Flint Group U.S. LLC, LIBOR 3M + 4.250% Cash, 0.750% PIK(1),(4)	(CCC+, Caa1)	09/21/23	6.000	3,263,853
6,763	Gemini HDPE LLC, LIBOR 3M + 3.000%(1)	(BB, Ba3)	12/31/27	3.500	6,761,249
2,000	Ineos U.S. Finance LLC(2)	(BB+, Ba2)	04/01/24	0.000	1,980,500
2,982	Messer Industries GmbH, LIBOR 3M + 2.500%(1)	(BB-, B1)	03/01/26	2.703	2,955,465
11,003	PMHC II, Inc., LIBOR 12M + 3.500%(1)	(CCC+, Caa1)	03/31/25	4.500	10,694,559
2,907	PMHC II, Inc., LIBOR 12M + 7.750%(1),(3)	(CCC, Caa3)	03/30/26	8.750	2,784,821
10,240	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%, LIBOR 3M + 4.750%(1),(6)	(B-, B3)	10/15/25	4.859 - 4.861	10,246,577
8,420	Ravago Holdings America, Inc., LIBOR 1M + 2.500%(1)	(NR, B1)	03/04/28	2.650	8,372,680
7,857	Solenis Holdings LLC, LIBOR 3M + 4.000%(1)	(B-, B3)	06/26/25	4.190	7,853,230
6,000	Solenis Holdings LLC, LIBOR 3M + 8.500%(1),(3)	(CCC+, Caa1)	06/26/26	8.690	6,009,180
15,905	Starfruit Finco B.V, LIBOR 1M + 2.750%(1)	(B+, B1)	10/01/25	2.865	15,733,066
4,114	Tronox Finance LLC, LIBOR 3M + 2.500%(1)	(BB-, Ba3)	03/13/28	2.623 - 2.678	4,086,445
2,563	UTEX Industries, Inc., LIBOR 1M + 7.000%(1)	(NR, NR)	12/03/24	8.500	2,583,036
1,232	UTEX Industries, Inc., LIBOR 1M + 5.250%(1)	(NR, NR)	12/03/25	11.000	1,201,165
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(3)	(CCC-, Caa3)	10/27/25	9.250	3,802,568
12,640	Zep, Inc., LIBOR 3M + 4.000%(1)	(B-, B3)	08/12/24	5.000	12,536,907
2,250	Zep, Inc., LIBOR 3M + 8.250%(1),(3)	(CCC, Caa3)	08/11/25	9.250	2,219,625
					160,328,404

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Diversified Capital Goods (1.9%)
$4,934	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B, B1)	01/02/26	4.608	$4,969,047
8,062	Dynacast International LLC, LIBOR 3M + 4.750%(1)	(CCC+, B2)	07/19/25	5.750	8,059,745
1,384	Dynacast International LLC, LIBOR 3M + 9.250%(1),(6)	(CCC-, Caa2)	10/22/25	10.250	1,445,941
3,890	Electrical Components International, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	06/26/25	4.363	3,824,356
2,741	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B3)	03/29/25	3.113	2,717,454
3,245	Filtration Group Corp., LIBOR 1M + 3.750%(1)	(NR, NR)	03/29/25	4.500	3,248,997
4,843	GrafTech Finance, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba3)	02/12/25	3.500	4,847,459
4,857	Ingersoll-Rand Services Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	03/01/27	1.863	4,800,345
13,524	Vertiv Group Corp., LIBOR 1M + 2.750%(1)	(B+, B1)	03/02/27	2.861	13,467,623
					47,380,967
Electric - Integrated (0.3%)
7,372	Pacific Gas & Electric Co., LIBOR 3M + 3.000%(1)	(BB-, B1)	06/23/25	3.500	7,359,420
Electronics (2.7%)
8,438	AI Ladder (Luxembourg) Subco Sarl, LIBOR 1M + 4.500%(1)	(B, B2)	07/09/25	4.613	8,459,102
2,239	Bright Bidco B.V.(2)	(CCC, Caa3)	06/30/24	0.000	1,719,656
4,205	Brooks Automation, Inc., LIBOR 3M + 2.500%(1)	(BB-, Ba3)	10/04/24	2.710	4,173,230
3,517	EXC Holdings III Corp., LIBOR 3M + 3.500%(1)	(B-, B2)	12/02/24	4.500	3,519,898
1,026	EXC Holdings III Corp., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	12/01/25	8.500	1,027,038
4,960	GlobalLogic Holdings, Inc.(2),(6)	(B, B2)	08/01/25	0.000	4,928,504
1,548	Infinite Bidco LLC, LIBOR 3M + 7.000%(1)	(CCC, Caa2)	03/02/29	7.500	1,559,226
3,340	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	05/17/24	2.363	3,326,596
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(5)	(B-, B3)	01/10/24	3.750	8,417,708
12,271	Oberthur Technologies SA, LIBOR 3M + 3.750%(1)	(B-, B3)	01/10/24	3.953	12,187,132
14,964	Tempo Acquisition LLC, LIBOR 1M + 3.250%(1)	(B, B1)	11/02/26	3.363	14,968,305
2,569	Tempo Acquisition LLC, LIBOR 1M + 2.750%(1)	(B, B1)	05/01/24	2.863	2,567,421
					66,853,816
Energy - Exploration & Production (0.4%)
2,000	Blackstone CQP Holdco L.P.(2)	(B+, B1)	09/30/24	0.000	2,000,160
639	Oryx Midstream Holdings LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	05/22/26	4.113	629,784
4,683	PES Holdings LLC, PRIME + 7.250%(1),(6),(8)	(NR, NR)	12/31/22	10.500	4,004,031
15,042	PES Holdings LLC, PRIME + 1.500% Cash, 3.000% PIK(1),(4),(8)	(NR, NR)	12/31/22	7.750	376,058
4,403	PES Holdings LLC, PRIME + 2.000% Cash, 7.000% PIK(1),(3),(4),(6),(8)	(NR, NR)	12/31/22	12.250	2,861,979
					9,872,012

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Environmental (0.2%)
$1,369	GFL Environmental, Inc., LIBOR 1M + 3.000%(1)	(BB-, Ba3)	05/30/25	3.500	$1,370,614
3,941	Patriot Container Corp., LIBOR 1M + 3.500%(1)	(B, B2)	03/20/25	4.500	3,924,345
					5,294,959
Food & Drug Retailers (1.2%)
1,987	GOBP Holdings, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	10/22/25	2.863	1,986,534
2,999	L1R HB Finance Limited Â , EURIBOR 3M + 4.250%(1),(5)	(B-, B3)	09/02/24	4.250	3,527,738
2,999	L1R HB Finance Limited Â , LIBOR - GBP 3M + 5.250%(1),(9)	(B-, B3)	09/02/24	5.337	4,043,326
8,779	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/27	4.500	8,786,844
11,091	WOOF Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	12/21/27	4.500	11,076,845
625	WOOF Holdings, Inc., LIBOR 12M + 7.250%(1)	(CCC, Caa2)	12/21/28	8.000	633,126
					30,054,413
Food - Wholesale (1.1%)
2,743	AI Aqua Merger Sub, Inc., LIBOR 1M + 4.250%(1)	(B, B2)	12/13/23	5.250	2,761,446
2,335	AI Aqua Merger Sub, Inc., LIBOR 1M + 5.250%(1)	(B, B2)	12/13/23	6.139	2,343,037
7,271	AI Aqua Merger Sub, Inc. (1st Lien Term Loan B), LIBOR 1M + 3.250%(1)	(B, B2)	12/13/23	4.250	7,265,036
3,155	AI Aqua Merger Sub, Inc. (Incremental Term Loan), LIBOR 1M + 3.250%(1),(6)	(B, B2)	12/13/23	4.250	3,148,729
6,176	United Natural Foods, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	10/22/25	3.613	6,179,785
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(3),(5)	(B, B2)	01/31/25	5.750	5,928,713
					27,626,746
Gaming (1.8%)
3,474	Aristocrat Leisure Ltd., LIBOR 3M + 3.750%(1)	(BB+, Ba1)	10/19/24	4.750	3,486,343
2,085	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	12/23/24	2.863	2,065,076
7,207	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(3)	(CCC+, Caa2)	07/08/24	4.113	6,939,245
5,800	Golden Nugget, Inc., LIBOR 2M + 2.500%(1)	(B, B2)	10/04/23	3.250	5,741,570
12,600	Jackpotjoy PLC, LIBOR - GBP 1M + 4.250%(1),(9)	(B+, Ba3)	12/05/24	4.297	17,445,338
9,201	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(1)	(BBB-, Ba1)	07/10/25	3.703	9,235,506
					44,913,078
Gas Distribution (0.2%)
4,219	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(1)	(B, B3)	09/27/24	6.500	4,226,080
Health Facilities (1.2%)
6,285	Insulet Corp.(2),(6)	(B+, Ba3)	04/29/28	0.000	6,308,569
5,820	Loire Finco Luxembourg S.a.r.l., LIBOR 3M + 3.750%(1)	(B, B3)	04/21/27	4.500	5,779,575

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Facilities
$2,694	Western Dental Services, Inc., LIBOR 1M + 4.500%(1),(6)	(CCC+, Caa1)	06/30/23	5.500	$2,653,401
14,213	Western Dental Services, Inc., LIBOR 1M + 5.250%(1)	(CCC+, Caa1)	06/30/23	6.250	14,052,946
					28,794,491
Health Services (3.7%)
2,307	Agiliti Health, Inc., LIBOR 1M + 2.750%(1),(6)	(B+, B1)	01/04/26	3.500	2,298,135
2,494	Agiliti Health, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	01/04/26	2.875	2,479,612
16,337	Athenahealth, Inc., LIBOR 3M + 4.250%(1)	(B, B2)	02/11/26	4.453	16,414,142
1,737	Cano Health LLC (Draw Term Loan)(2)	(B-, B3)	11/23/27	0.000	1,736,641
4,753	Cano Health LLC (Term Loan)(2)	(B-, B3)	11/23/27	0.000	4,753,282
5,167	Carestream Health, Inc., LIBOR 3M + 6.750%(1)	(B-, B1)	05/08/23	7.750	5,172,277
10,402	KUEHG Corp., LIBOR 3M + 3.750%(1)	(CCC+, B3)	02/21/25	4.750	10,289,321
1,995	Learning Care Group, Inc., LIBOR 3M + 3.250%(1)	(CCC+, B3)	03/13/25	4.250	1,965,295
14,741	MedAssets Software Intermediate Holdings, Inc., LIBOR 6M + 3.750%(1)	(B-, B2)	01/28/28	4.500	14,692,246
3,588	Radiology Partners, Inc., LIBOR 1M + 4.250%(1)	(B-, B3)	07/09/25	4.361 - 4.441	3,580,793
593	SCP Eye Care Services LLC(2),(6),(7)	(B-, B3)	03/16/28	0.000	593,090
3,422	SCP Eye Care Services LLC, LIBOR 6M + 4.500%(1),(6)	(B-, B3)	03/16/28	5.250	3,421,671
3,000	Select Medical Corp., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	03/06/25	2.370	2,973,765
1,000	Southern Veterinary Partners LLC, LIBOR 3M + 7.750%(1),(6)	(CCC, Caa2)	10/05/28	8.750	1,005,000
1,014	Southern Veterinary Partners LLC, LIBOR 3M + 4.000%(1),(7)	(B-, B2)	10/05/27	4.000	1,014,887
7,335	Southern Veterinary Partners LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	10/05/27	5.000	7,339,537
1,943	TTF Holdings LLC, LIBOR 3M + 4.250%(1),(6)	(B+, B2)	03/24/28	5.000	1,938,000
8,163	U.S. Radiology Specialists, Inc., LIBOR 3M + 5.500%(1)	(B-, B3)	12/10/27	6.250	8,210,736
					89,878,430
Hotels (0.4%)
5,000	Compass III Ltd., EURIBOR 6M + 4.250%(1),(5)	(B, B2)	05/09/25	4.250	6,001,453
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(5)	(CCC, Caa2)	04/30/26	9.000	3,590,326
					9,591,779
Insurance Brokerage (3.5%)
13,350	Acrisure LLC, LIBOR 3M + 3.500%(1)	(B, B2)	02/15/27	3.703	13,170,309
4,428	Alera Group Holdings, Inc., LIBOR 1M + 4.000%(1),(6)	(B, B2)	08/01/25	4.500	4,427,900
5,000	Alliant Holdings Intermediate LLC(2)	(B, B2)	11/05/27	0.000	4,975,000
5,362	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.250%(1)	(B, B2)	05/09/25	3.363	5,302,636
7,329	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B1)	02/12/27	3.613	7,268,996

See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance Brokerage
$14,851	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	3.150 - 3.176	$14,673,729
1,992	Hub International Ltd., LIBOR 3M + 3.250%(1)	(B, B2)	04/25/25	4.000	1,994,051
7,258	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(5)	(B, B2)	11/12/27	3.500	8,737,585
16,533	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B1)	02/15/27	3.363	16,332,306
8,224	Ryan Specialty Group LLC, LIBOR 1M + 3.000%(1)	(B, B1)	09/01/27	3.750	8,227,719
					85,110,231
Investments & Misc. Financial Services (3.5%)
2,500	AlixPartners, LLP(2)	(B+, B1)	02/04/28	0.000	2,491,412
8,136	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(3)	(CCC-, Caa1)	04/03/24	5.000	6,894,931
12,127	AqGen Ascensus, Inc., LIBOR 3M + 4.000%(1)	(B-, B2)	12/03/26	5.000	12,161,463
7,500	Citadel Securities LP, LIBOR 1M + 2.500%(1)	(BBB-, Ba1)	02/02/28	2.613	7,441,425
6,890	Deerfield Dakota Holding, LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	04/09/27	4.750	6,915,210
12,653	Ditech Holding Corp., PRIME + 7.000%(1),(8)	(NR, NR)	06/30/22	11.250	2,435,675
1,231	EIG Management Company, LLC, LIBOR 1M + 3.750%(1)	(BB, Ba2)	02/22/25	4.500	1,226,736
4,194	FinCo I LLC, LIBOR 1M + 2.500%(1)	(BB, Baa3)	06/27/25	2.613	4,187,717
11,221	Focus Financial Partners LLC, LIBOR 1M + 2.000%(1)	(BB-, Ba3)	07/03/24	2.113	11,111,187
13,747	Hudson River Trading LLC, LIBOR 3M + 3.000%(1)	(BB-, Ba2)	03/20/28	3.113	13,630,446
7,297	Jane Street Group LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba3)	01/26/28	2.863	7,243,642
2,124	Kestra Advisor Services Holdings A, Inc., LIBOR 1M + 4.250%(1),(6)	(B, B3)	06/03/26	4.370	2,119,114
7,554	VFH Parent LLC, LIBOR 1M + 3.000%(1)	(B+, Ba3)	03/01/26	3.115	7,548,087
					85,407,045
Life Insurance (0.1%)
1,195	Vida Capital, Inc., LIBOR 1M + 6.000%(1),(6)	(B, B2)	10/01/26	6.113	1,153,413
Machinery (1.9%)
3,399	Alliance Laundry Systems LLC, LIBOR 3M + 3.500%(1)	(B, B2)	10/08/27	4.250	3,402,393
2,841	Alloy Finco Ltd., LIBOR - GBP 1M + 6.750%(1),(6),(9)	(NR, Caa3)	03/06/24	8.750	3,245,419
3,340	Alloy Finco Ltd., LIBOR - GBP 3M + 0.500% Cash, 13.500% PIK(1),(4),(6),(9)	(NR, NR)	03/06/25	14.000	2,821,185
3,720	Alloy Finco Ltd., LIBOR - GBP 3M + 0.500% Cash, 13.500% PIK(1),(3),(4)	(NR, NR)	03/06/25	14.000	2,326,376
6,227	Cohu, Inc., LIBOR 1M + 3.000%(1)	(B+, B2)	10/01/25	3.113	6,193,618
6,617	CPM Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	11/17/25	3.615	6,556,045
1,578	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(3)	(CCC+, Caa2)	11/15/26	8.365	1,562,628

See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Machinery
$3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(3),(6)	(CCC+, Caa2)	09/06/26	6.863	$3,691,214
9,458	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	3.613	9,325,371
6,323	Welbilt, Inc., LIBOR 1M + 2.500%(1),(6)	(CCC+, B3)	10/23/25	2.611	6,268,131
					45,392,380
Managed Care (1.2%)
12,217	Inovalon Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B2)	04/02/25	2.875	12,132,542
17,877	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(1)	(B+, Ba3)	06/07/23	3.750	17,803,789
					29,936,331
Media - Diversified (0.7%)
11,592	Alchemy Copyrights, LLC, LIBOR 1M + 3.000%(1),(6)	(B+, B1)	03/10/28	3.500	11,577,333
1,896	Diamond Sports Group LLC, LIBOR 1M + 3.250%(1)	(CCC+, B2)	08/24/26	3.370	1,362,588
2,618	NEP/NCP Holdco, Inc., LIBOR 1M + 3.250%(1)	(B, Caa1)	10/20/25	3.363	2,550,339
1,500	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1),(3)	(CCC, Caa3)	10/19/26	7.113	1,387,500
					16,877,760
Media Content (0.3%)
792	NASCAR Holdings, Inc., LIBOR 1M + 2.750%(1)	(BB, Ba3)	10/19/26	2.863	788,084
7,250	Recorded Books, Inc., LIBOR 1M + 4.000%(1)	(B-, B3)	08/29/25	4.111	7,260,766
					8,048,850
Medical Products (2.2%)
14,813	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(1)	(CCC+, B3)	06/15/23	6.000	14,294,859
8,418	Avantor Funding, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba1)	11/08/27	3.250	8,433,020
6,904	CPI Holdco LLC, LIBOR 1M + 4.000%(1)	(B, B2)	11/04/26	4.113	6,915,838
3,736	Femur Buyer, Inc., LIBOR 3M + 4.500%(1)	(CCC+, Caa1)	03/05/26	4.703	3,551,920
3,428	Maravai Intermediate Holdings, LLC, LIBOR 1M + 4.250%(1)	(B, B2)	10/19/27	5.000	3,444,203
16,276	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(1)	(B+, B1)	12/11/26	3.250	16,215,238
1,396	Viant Medical Holdings, Inc.(2)	(CCC+, B3)	07/02/25	0.000	1,359,107
					54,214,185
Metals & Mining - Excluding Steel (0.0%)
6,814	Noranda Aluminum Acquisition Corp., PRIME + 3.500%(1),(6),(8)	(NR, NR)	02/28/19	7.750	4,702
Oil Refining & Marketing (0.6%)
13,046	EG Finco Ltd, EURIBOR 3M + 4.000%(1),(5)	(B-, B3)	02/07/25	4.000	15,373,580
Packaging (2.0%)
1,000	Altium Packaging LLC(2)	(B+, B2)	02/03/28	0.000	990,835
3,889	Anchor Glass Container Corp., LIBOR 3M + 2.750%(1)	(CCC+, Caa1)	12/07/23	3.500 - 3.750	3,525,706

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Packaging
$2,058	Anchor Glass Container Corp., LIBOR 3M + 7.750%(1),(3)	(CCC-, Caa3)	12/07/24	8.750	$1,085,771
2,957	Anchor Glass Container Corp., LIBOR 3M + 5.000%(1)	(CCC+, Caa1)	12/07/23	6.000	2,675,714
4,208	Flex Acquisition Co., Inc. (Term Loan)(2)	(B, B2)	02/23/28	0.000	4,170,854
5,390	Flex Acquisition Co., Inc., (Incremental Term Loan)(2)	(B, B2)	06/29/25	0.000	5,317,599
11,228	Proampac PG Borrower LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	11/03/25	4.111 - 5.000	11,265,583
1,046	Reynolds Group Holdings, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	02/05/26	3.363	1,038,548
9,561	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	2.863	9,551,008
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(3)	(CC, C)	10/31/25	8.750	2,169,256
1,469	TricorBraun Holdings, Inc., LIBOR 3M + 3.250%(1),(7)	(B-, B2)	03/03/28	1.696	1,457,481
6,531	TricorBraun Holdings, Inc., LIBOR 3M + 3.250%(1)	(B-, B2)	03/03/28	3.750	6,479,719
					49,728,074
Personal & Household Products (1.7%)
4,528	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 5.250%(1),(6)	(B, B2)	09/27/24	6.250	4,550,896
10,161	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 3.250%(1)	(B, B2)	09/27/24	4.000	10,156,094
2,398	Energizer Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba1)	12/22/27	2.750	2,392,441
3,400	Keter Group B.V., EURIBOR 3M + 4.250%(1),(5)	(B-, B3)	10/31/23	5.250	4,081,193
3,667	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(1)	(B+, B2)	08/10/23	8.500	3,723,124
6,518	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(1)	(B, Caa2)	08/10/23	8.500	6,250,416
9,538	Weber-Stephen Products LLC, LIBOR 1M + 3.250%(1)	(B, B1)	10/30/27	4.000	9,548,272
					40,702,436
Pharmaceuticals (2.5%)
1,834	Akorn, Inc., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	10/01/25	8.500	1,884,389
8,670	Alkermes, Inc., LIBOR 3M + 2.500%(1),(6)	(BB, Ba3)	03/09/26	3.000	8,648,039
9,646	Bausch Health Companies, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba2)	06/02/25	3.113	9,640,877
2,500	Bausch Health Companies, Inc., LIBOR 1M + 2.750%(1)	(BB, Ba2)	11/27/25	2.863	2,496,100
9,762	Catalent Pharma Solutions, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	02/22/28	2.500	9,786,565
9,450	Certara, LP, LIBOR 3M + 3.500%(1),(6)	(B+, B2)	08/15/24	3.703	9,461,792
6,044	Endo Luxembourg Finance Co. I S.a r.l., LIBOR 1M + 5.000%(1)	(B+, B2)	03/27/28	5.750	5,906,111
See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals
$2,977	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1W + 2.000%(1)	(BB+, Ba2)	11/15/27	2.087	$2,944,725
5,494	Horizon Therapeutics U.S.A., Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba1)	03/15/28	2.500	5,481,270
2,340	RPI Intermediate Finance Trust, LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	02/11/27	1.863	2,338,075
3,602	Syneos Health, Inc., LIBOR 1M + 1.250%(1)	(BB, Ba2)	03/26/24	1.363	3,577,613
					62,165,556
Real Estate Development & Management (0.3%)
6,258	Forest City Enterprises LP, LIBOR 1M + 3.500%(1)	(B+, B2)	12/08/25	3.613	6,127,003
Real Estate Investment Trusts (0.2%)
2,481	Blackstone Mortgage Trust, Inc., LIBOR 1M + 4.750%(1)	(B+, Ba2)	04/23/26	5.750	2,487,453
3,145	ESH Hospitality, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba2)	09/18/26	2.113	3,130,190
					5,617,643
Recreation & Travel (3.0%)
12,971	Alterra Mountain Co., LIBOR 1M + 2.750%(1)	(B, B2)	07/31/24	2.863	12,800,615
2,154	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(1)	(CCC-, Caa3)	09/04/26	7.885	1,949,231
9,980	Bulldog Purchaser, Inc., LIBOR 2M + 3.750%(1)	(B-, B3)	09/05/25	3.885	9,591,047
5,038	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(1)	(CCC, Caa2)	02/28/25	3.500	4,338,597
7,346	Crown Finance U.S., Inc., LIBOR 6M + 2.750%(1)	(CCC, Caa2)	09/30/26	3.750	6,259,043
1,607	Crown Finance U.S., Inc., LIBOR 3M + 7.000% Cash, 8.250% PIK(1),(4)	(B-, B3)	05/23/24	15.450	2,026,107
8,920	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC-, Caa2)	04/27/25	5.750	8,265,623
2,000	Hornblower Sub LLC, (Incremental Term Loan), LIBOR 3M + 8.125%(1),(6)	(NR, NR)	11/10/25	9.125	2,110,000
5,773	Hornblower Sub LLC, (Term Loan), LIBOR 3M + 8.125%(1),(6)	(NR, NR)	11/10/25	9.125	6,090,722
3,749	Motion Finco Sarl (Term Loan B1), LIBOR 3M + 3.250%(1)	(CCC+, B2)	11/12/26	3.453	3,631,084
451	Motion Finco Sarl (Term Loan B2), LIBOR 3M + 3.250%(1)	(CCC+, B2)	11/12/26	3.453	436,468
3,980	Richmond UK Bidco Ltd., LIBOR - GBP 6M + 4.250%(1),(9)	(B-, B3)	03/03/24	4.363	5,391,167
10,394	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B-, B2)	03/31/24	3.750	10,300,842
					73,190,546
Restaurants (3.0%)
14,856	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	11/19/26	1.863	14,657,164
8,181	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(1)	(B, B2)	06/27/25	3.613	8,097,975
7,481	IRB Holding Corp., LIBOR 3M + 3.250%(1)	(B, B2)	12/15/27	4.250	7,474,255

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Restaurants
$11,886	IRB Holding Corp., LIBOR 6M + 2.750%(1)	(B, B2)	02/05/25	3.750	$11,814,241
10,330	K-Mac Holdings Corp., LIBOR 1M + 3.000%(1)	(B-, B2)	03/14/25	3.113	10,219,583
13,413	Tacala LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	02/05/27	4.500	13,382,584
8,491	Whatabrands LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	07/31/26	2.866	8,445,428
					74,091,230
Software - Services (12.0%)
3,792	Applied Systems, Inc.(2)	(B-, B2)	09/19/24	0.000	3,782,135
9,314	Aston FinCo Sarl, LIBOR 3M + 4.250%(1)	(B-, B2)	10/09/26	4.365	9,267,410
6,348	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B2)	10/30/26	4.000	6,359,629
7,123	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B2)	10/30/26	3.163	7,067,401
14,956	Ceridian HCM Holding, Inc., LIBOR 1W + 2.500%(1)	(B+, B1)	04/30/25	2.587	14,741,046
3,911	CommerceHub, Inc., LIBOR 1M + 4.000%(1)	(B, B2)	12/29/27	4.750	3,923,348
1,355	Corel Corp., LIBOR 3M + 5.000%(1)	(B-, B2)	07/02/26	5.190	1,353,395
3,722	Cypress Intermediate Holdings III, Inc., LIBOR 1M + 3.000%(1)	(B-, B3)	04/29/24	4.000	3,728,877
8,796	DCert Buyer, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/16/26	4.113	8,807,813
3,173	Dynatrace LLC, LIBOR 1M + 2.250%(1)	(BB+, Ba3)	08/22/25	2.363	3,163,313
3,990	Emerald TopCo, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	07/24/26	3.685	3,961,446
4,080	Epicor Software Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa2)	07/31/28	8.750	4,201,135
13,044	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	07/30/27	4.000	13,042,754
17,292	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(1)	(CCC+, B2)	06/13/24	4.500	17,025,453
1,500	Finastra U.S.A., Inc., LIBOR 6M + 7.250%(1)	(CCC-, Caa2)	06/13/25	8.250	1,512,855
5,726	First Advantage Holdings, LLC, LIBOR 1M + 3.000%(1)	(B, B2)	01/31/27	3.113	5,684,901
8,500	Fleetcor Technologies Operating Company, LLC(2)	(BB+, Ba1)	04/21/28	0.000	8,481,428
14,242	Flexera Software LLC, LIBOR 3M + 3.750%(1)	(B-, B1)	03/03/28	4.500	14,290,422
10,181	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1)	(B, B2)	06/28/24	4.250	10,198,054
7,596	Go Daddy Operating Company LLC, LIBOR 1M + 1.750%(1)	(BB, Ba1)	02/15/24	1.863	7,543,843
8,716	Huskies Parent, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	07/31/26	4.113	8,701,536
9,409	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	4.250	9,428,104
5,000	IGT Holding IV AB(2),(6)	(B, B2)	03/31/28	0.000	4,993,750
2,041	MA FinanceCo. LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	2.863	2,021,233
3,126	Marcel LUX IV Sarl, LIBOR 2M + 4.000%(1),(6)	(B, B2)	12/31/27	4.750	3,130,401
3,004	Marcel LUX IV Sarl(2)	(B, B2)	03/15/26	0.000	2,983,669
3,741	Navicure, Inc., LIBOR 1M + 4.000%(1),(6)	(B-, B2)	10/22/26	4.113	3,731,203
3,753	Omnitracs, Inc.(2)	(B-, B2)	03/21/25	0.000	3,687,176
15,246	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(1)	(B, B3)	04/26/24	4.120	15,220,826
1,492	Project Boost Purchaser LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	06/01/26	3.609	1,483,253

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$3,627	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.250%(1)	(B, B2)	03/03/28	4.000	$3,606,360
1,750	RealPage, Inc.(2)	(B, B2)	04/24/28	0.000	1,743,989
13,673	Seattle Spinco, Inc., LIBOR 1M + 2.750%(1)	(BB-, B1)	06/21/24	2.863	13,540,067
1,341	SkillSoft Corp., LIBOR 3M + 7.500%(1)	(B-, Caa1)	04/27/25	8.500	1,341,714
164	SkillSoft Corp., (First Out New Money Exit Term Loan), LIBOR 3M + 7.500%(1)	(B+, B1)	12/27/24	8.500	168,479
1,697	SkillSoft Corp., (First Out Rolled Up Exit Term Loan), LIBOR 3M + 7.500%(1)	(B+, B1)	12/27/24	8.500	1,744,369
17,286	Solera LLC, LIBOR 1M + 2.750%(1)	(B, Ba3)	03/03/23	2.863	17,219,126
4,399	SS&C European Holdings Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.863	4,355,811
5,743	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.863	5,686,709
14,497	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(1)	(B-, B1)	05/04/26	3.863	14,520,778
1,869	Verint Systems, Inc., LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	06/28/24	2.115	1,869,127
7,217	Virtusa Corp., LIBOR 1M + 4.250%(1)	(B+, B2)	02/11/28	5.000	7,309,481
9,178	VS Buyer LLC, LIBOR 1M + 3.000%(1)	(B, B1)	02/28/27	3.113	9,124,829
7,500	WEX, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	03/31/28	2.363	7,483,013
					293,231,661
Specialty Retail (0.4%)
9,615	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	05/14/26	3.360	9,512,574
Steel Producers/Products (0.9%)
14,619	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, Ba3)	12/22/23	3.750	14,667,809
7,700	Zekelman Industries, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba3)	01/24/27	2.110	7,626,779
					22,294,588
Support - Services (3.8%)
427	AECOM Technology Corp., LIBOR 1W + 1.750%(1)	(BBB-, Baa3)	04/13/28	1.863	427,579
10,145	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(1)	(B, B2)	07/10/26	4.363	10,138,568
7,006	Beacon Roofing Supply, Inc.(2)	(BB-, Ba3)	04/23/28	0.000	6,988,348
452	Belron Finance U.S. LLC(2)	(BB+, Ba3)	04/13/28	0.000	450,620
2,244	Belron Finance U.S. LLC, LIBOR 3M + 2.250%(1)	(BB+, Ba3)	11/07/24	2.443	2,238,119
619	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B-, B3)	06/21/24	5.250	602,968
7,109	Change Healthcare Holdings LLC, LIBOR 1M + 2.500%(1)	(B+, B1)	03/01/24	3.500	7,108,835
5,000	Endure Digital, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	02/10/28	4.250	4,958,600
2,035	Global Education Management Systems Establishment, LIBOR 3M + 5.000%(1)	(B-, B3)	07/31/26	6.000	2,044,196
1,901	IG Investment Holdings LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	05/23/25	5.000	1,904,569
7,500	LaserShip, Inc.(2),(6)	(B-, B2)	04/30/28	0.000	7,462,500

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$5,000	MSX International, Inc., EURIBOR 3M + 4.500%(1),(3),(5)	(B-, Caa1)	01/06/24	4.500	$5,769,631
10,300	Pike Corp., LIBOR 1M + 3.000%(1)	(B, Ba3)	01/21/28	3.120	10,274,250
7,516	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 1M + 4.500%(1),(3)	(CCC, Caa1)	12/20/23	5.500	7,027,326
11,547	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	3.363	11,400,829
7,292	Tribe Buyer LLC, LIBOR 1M + 4.500%(1)	(CCC+, Caa1)	02/16/24	5.500	6,412,149
6,717	USS Ultimate Holdings, Inc., LIBOR 1M + 7.750%(1),(3)	(CCC, Caa1)	08/25/25	8.750	6,736,047
					91,945,134
Tech Hardware & Equipment (0.5%)
11,097	CommScope, Inc., LIBOR 1M + 3.250%(1)	(B, Ba3)	04/06/26	3.363	11,043,127
Telecom - Wireless (0.1%)
1,446	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(1)	(B+, B2)	11/12/27	3.750	1,446,917
Telecom - Wireline Integrated & Services (2.2%)
9,089	Altice France S.A., LIBOR 3M + 3.688%(1)	(B, B2)	01/31/26	3.871	9,031,959
13,890	CenturyLink, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba3)	03/15/27	2.363	13,750,658
3,830	Cologix, Inc.(2)	(B-, B2)	04/01/28	0.000	3,849,581
1,647	GTT Communications, Inc., LIBOR 3M + 2.750%(1)	(CCC-, NR)	05/31/25	2.860	1,420,666
942	GTT Communications, Inc., (Delayed Draw Term Loan), LIBOR 1M + 5.000% Cash, 2.500% PIK(1),(4)	(CCC+, NR)	12/31/21	8.500	965,383
586	GTT Communications, Inc., (Term Loan), LIBOR 1M + 5.000% Cash, 2.500% PIK(1),(4)	(CCC+, NR)	12/31/21	8.500	601,076
10,269	Level 3 Financing, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/01/27	1.863	10,159,744
2,274	TVC Albany, Inc.(2)	(B-, B2)	07/23/25	0.000	2,258,645
10,676	Zayo Group Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/27	3.113	10,582,784
					52,620,496
Theaters & Entertainment (2.9%)
13,830	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1)	(CCC+, B3)	07/03/26	5.500	13,790,716
4,791	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(3)	(B+, B3)	05/08/25	3.500	4,712,266
7,607	PUG LLC, LIBOR 1M + 3.500%(1)	(B-, B3)	02/12/27	3.613	7,402,833
6,280	Technicolor S.A., EURIBOR 6M + 3.000% Cash, 3.000% PIK(1),(4),(5)	(CCC, Ca)	12/31/24	6.000	7,255,663
1,202	Technicolor S.A., LIBOR 6M + 6.000% Cash, 6.000% PIK(1),(4)	(B, Caa1)	06/30/24	12.235	1,330,909
1,918	Technicolor S.A., LIBOR 3M + 2.750% Cash, 3.000% PIK(1),(4)	(CCC, Ca)	12/31/24	5.954	1,840,945
16,273	UFC Holdings LLC, LIBOR 6M + 3.000%(1)	(B, B2)	04/29/26	3.750	16,239,068

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment
$16,187	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%, LIBOR 3M + 2.750%(1)	(B, B3)	05/18/25	2.860 - 2.940	$15,842,679
2,228	William Morris Endeavor Entertainment LLC, LIBOR 3M + 8.500%(1)	(B, B3)	05/18/25	9.500	2,401,980
					70,817,059
Transport Infrastructure/Services (0.3%)
7,905	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(CCC+, Caa2)	03/11/24	4.000	6,970,009
Trucking & Delivery (0.2%)
5,689	American Trailer World Corp., LIBOR 1M + 3.750%(1)	(B, B3)	03/03/28	4.500	5,649,888
TOTAL BANK LOANS (Cost $2,104,336,286)					2,070,775,265
CORPORATE BONDS (6.4%)
Auto Parts & Equipment (0.4%)
1,345	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(10)	(CCC+, Caa1)	05/15/27	8.500	1,454,281
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(10)	(CCC, Caa1)	11/15/26	5.625	5,819,345
2,000	TI Automotive Finance PLC Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 101.88)(5),(10)	(B+, B3)	04/15/29	3.750	2,431,863
					9,705,489
Brokerage (0.1%)
2,017	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(10)	(BB-, Ba3)	06/15/25	8.625	2,161,972
Building Materials (0.2%)
5,443	GYP Holdings III Corp. Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(10)	(B, B2)	05/01/29	4.625	5,457,751
Cable & Satellite TV (0.4%)
1,100	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(10)	(BB, Ba3)	05/15/26	5.500	1,133,000
5,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(10)	(BB-, Ba3)	03/01/28	5.500	5,732,100
2,181	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(10)	(B+, B1)	01/15/27	5.500	2,272,417
					9,137,517

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals (0.1%)
$2,000	Herens Holdco Sarl, Rule 144A, Senior Secured Notes, (Callable 05/15/24 @ 102.38)(10)	(B, B2)	05/15/28	4.750	$2,000,000
Consumer/Commercial/Lease Financing (0.2%)
4,375	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(10)	(BB, Ba3)	02/01/28	4.750	4,485,425
Electronics (0.2%)
1,724	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/04/21 @ 103.47)(10)	(BB, Ba2)	02/10/26	4.625	1,783,806
3,000	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(10)	(BB-, B1)	05/15/29	4.750	3,119,130
					4,902,936
Energy - Exploration & Production (0.3%)
7,600	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 06/01/21 @ 104.88)(10)	(B, Caa2)	11/01/23	9.750	6,721,250
Gaming (0.2%)
1,862	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/21 @ 101.69)(10)	(CCC, Caa2)	10/15/24	6.750	1,887,603
3,215	Stars Group U.S. Co-Borrower LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/21 @ 103.50)(10)	(BB-, Ba2)	07/15/26	7.000	3,369,641
					5,257,244
Health Services (0.7%)
10,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B+, Ba2)	12/15/24	4.375	10,542,007
2,000	Owens & Minor, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/31/24 @ 102.25)(10)	(B-, B2)	03/31/29	4.500	2,022,900
2,040	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(10)	(CCC, Caa3)	02/01/28	9.250	2,245,112
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 12/15/22 @ 102.63)(10)	(B-, B3)	12/15/25	5.250	2,087,840
555	Valitas Health Services, Inc.(6),(11)	(NR, NR)	02/26/22	0.000	305,364
					17,203,223

See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage (0.1%)
$2,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/21 @ 103.50)(10)	(CCC+, Caa2)	11/15/25	7.000	$2,059,850
1,575	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(10)	(B, B2)	10/15/27	4.250	1,588,813
					3,648,663
Investments & Misc. Financial Services (0.1%)
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(10)	(B+, B1)	04/15/29	5.250	3,173,160
Media Content (0.3%)
4,250	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(10)	(CCC+, B2)	08/15/26	5.375	3,107,812
4,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 07/15/25 @ 101.94)(10)	(BB, Ba3)	07/15/30	3.875	4,056,420
					7,164,232
Metals & Mining - Excluding Steel (0.2%)
4,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 02/15/23 @ 103.50)(10)	(B-, Caa1)	02/15/26	7.000	4,165,900
Oil Field Equipment & Services (0.0%)
145	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Secured Notes (Callable 06/01/21 @ 104.00)(4),(6),(10),(11)	(NR, NR)	05/15/25	11.000	145,199
1,139	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes(4),(6),(10),(11),(12)	(NR, NR)	08/28/25	5.000	859,688
					1,004,887
Packaging (0.4%)
10,350	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(10)	(BB-, Ba3)	04/15/29	4.125	10,337,011
Pharmaceuticals (0.4%)
355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(10)	(B, B3)	04/01/26	9.250	393,830
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(10)	(B, B3)	02/15/29	6.250	2,117,530

See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$6,825	Jazz Securities DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.19)(10)	(BB-, Ba2)	01/15/29	4.375	$6,987,094
					9,498,454
Real Estate Investment Trusts (0.2%)
1,070	iStar, Inc., Global Senior Unsecured Notes (Callable 08/15/22 @ 102.75)	(BB, Ba3)	02/15/26	5.500	1,110,184
4,634	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(10)	(B+, Ba3)	11/01/23	5.500	4,871,492
					5,981,676
Recreation & Travel (0.3%)
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/21 @ 102.44)(10)	(CCC, B3)	07/31/24	4.875	1,307,593
1,500	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(10),(13)	(CCC, B3)	04/15/27	5.500	1,552,950
2,500	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(10)	(B, Ba2)	07/01/25	7.000	2,707,150
2,634	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(10)	(BB-, B2)	11/01/27	4.875	2,630,707
					8,198,400
Software - Services (0.4%)
3,331	Austin BidCo, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(10)	(CCC+, Caa2)	12/15/28	7.125	3,387,210
5,002	Solera Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/21 @ 102.63)(10)	(CCC+, Caa1)	03/01/24	10.500	5,161,464
					8,548,674
Specialty Retail (0.0%)
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 06/01/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	775,312
Support - Services (0.6%)
11,000	Celestial-Saturn Merger Sub, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(10)	(NR, B1)	05/01/28	4.500	10,997,580

See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$2,565	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(10)	(B-, B3)	07/31/26	7.125	$2,708,909
					13,706,489
Tech Hardware & Equipment (0.1%)
1,765	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(10)	(CCC+, B3)	03/15/27	5.000	1,750,770
Telecom - Wireline Integrated & Services (0.3%)
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/17/21 @ 103.75)(10)	(B, B2)	05/15/26	7.500	4,160,800
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/21 @ 103.94)(10)	(C, Wr)	12/31/24	7.875	1,076,250
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(10)	(B+, B1)	07/15/29	5.125	1,027,190
					6,264,240
Theaters & Entertainment (0.2%)
1,961	Technicolor S.A., Tranche 1 Notes(5)	(NR, NR)	06/30/24	6.000	2,625,170
2,442	Technicolor S.A., Tranche 2 Notes(5)	(NR, NR)	06/30/24	6.000	3,268,450
					5,893,620
TOTAL CORPORATE BONDS (Cost $159,269,193)					157,144,295
ASSET BACKED SECURITIES (3.5%)
Collateralized Debt Obligations (3.5%)
3,500	Anchorage Capital Clo 16 Ltd., 2020-16A, Rule 144A, LIBOR 3M + 4.180%(1),(10)	(BBB-, NR)	10/20/31	4.368	3,514,833
1,500	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.950%(1),(10)	(NR, Baa3)	04/20/32	4.138	1,504,694
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(10)	(BB-, NR)	04/20/34	6.938	1,739,680
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(B, NR)	04/20/31	5.588	1,887,898
4,173	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	3.870	4,190,893
2,520	Capital Automotive LLC, 2017-1A, Rule 144A(10)	(A+, NR)	04/15/47	4.180	2,682,655
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(10)	(B+, NR)	07/27/31	5.581	693,650
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(10)	(BBB-, NR)	07/15/31	3.334	1,928,388
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(10)	(NR, B3)	04/27/27	6.331	1,850,886

See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(2),(3),(10)	(NR, NR)	07/20/31	0.000	$1,063,794
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(10)	(B+, NR)	01/18/31	6.040	2,485,067
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(10)	(NR, Baa3)	04/20/31	2.938	3,856,828
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(10)	(NR, Baa3)	10/15/29	3.384	3,411,468
5,000	Galaxy XVIII CLO Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	07/15/31	3.184	4,948,995
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.200%(1),(10)	(BBB-, NR)	04/15/34	4.384	3,501,691
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, LIBOR 3M + 6.920%(1),(10)	(BB-, NR)	04/15/33	7.104	2,004,562
2,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.650%(1),(10)	(BBB-, NR)	04/17/34	3.840	2,004,034
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(10)	(A, NR)	01/27/31	2.176	5,987,676
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(10)	(BBB-, NR)	01/27/31	3.176	3,888,680
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(10)	(NR, Ba3)	04/15/29	6.264	3,136,627
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.820%(1),(10)	(NR, Ba3)	04/20/33	7.008	1,896,194
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(10)	(BBB-, NR)	07/15/30	3.034	2,228,994
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(10)	(NR, Baa3)	07/17/28	3.160	3,467,240
4,125	Silver Creek CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(NR, Baa3)	07/20/30	3.538	4,127,029
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(10)	(NR, A2)	10/20/29	2.588	3,001,755
1,250	Venture CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(10)	(NR, Baa3)	04/20/31	3.008	1,199,936
3,000	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(10)	(NR, Baa3)	10/22/31	3.684	2,905,509
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(10)	(NR, Baa2)	09/10/29	3.530	2,996,808
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(10)	(NR, B1)	06/20/29	5.937	1,368,060
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(10)	(BBB-, NR)	07/14/31	3.536	2,906,820
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(2),(3),(10)	(NR, NR)	04/17/30	0.000	1,456,461
1,451	Wendy's Funding LLC, 2018-1A, Rule 144A(10)	(BBB, NR)	03/15/48	3.573	1,491,047
TOTAL ASSET BACKED SECURITIES (Cost $88,090,485)					85,328,852

See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Number of Shares		Value
COMMON STOCKS (1.0%)
Auto Parts & Equipment (0.1%)
151,253	Jason Group, Inc.(14)	$1,512,530
134,659	Remainco LLC(6),(11),(14)	608,658
		2,121,188
Building & Construction (0.0%)
6	White Forest Resources, Inc.(6),(11),(14)	—
Chemicals (0.3%)
31,756	Project Investor Holdings LLC(3),(6),(11),(14)	318
529,264	Proppants Holdings LLC(3),(6),(11),(14)	26,463
191,054	UTEX Industries, Inc.(14)	7,307,815
		7,334,596
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(3),(6),(11),(14)	8,724
Machinery (0.0%)
3,585,446	Doncasters U.S. Finance LLC(6),(9),(11),(14)	—
Oil Field Equipment & Services (0.0%)
12,409	Pioneer Energy Services Corp.(6),(11),(14)	21,716
Pharmaceuticals (0.1%)
156,133	Akorn Holding Company LLC(14)	2,368,069
Private Placement (0.4%)
2,723,899	Technicolor S.A. EUR 27.0(14),(15)	9,440,326
Software - Services (0.1%)
12,594	SkillSoft Corp.(14)	2,078,010
Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(3),(6),(11),(14)	—
71	Sprint Industrial Holdings LLC, Class H(3),(6),(11),(14)	—
172	Sprint Industrial Holdings LLC, Class I(3),(6),(11),(14)	2
		2
TOTAL COMMON STOCKS (Cost $30,444,043)		23,372,631
WARRANT (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(3),(6),(11),(14) (Cost $68,804)	—
Recreation & Travel (0.0%)
526,589	Cineworld Group, expires 12/21/2025(14)	298,576
TOTAL WARRANTS (Cost $68,804)		298,576

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

Number of Shares		Value
SHORT-TERM INVESTMENTS (0.0%)
25,320	State Street Navigator Securities Lending Government Money Market Portfolio 0.02%(16) (Cost $25,320)	$25,320
TOTAL INVESTMENTS AT VALUE (95.7%) (Cost $2,382,234,131)		2,336,944,939
OTHER ASSETS IN EXCESS OF LIABILITIES (4.3%)		106,001,389
NET ASSETS (100.0%)		$2,442,946,328

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2021. The rate may be subject to a cap and floor.

(2)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2021.

(3)  Illiquid security (unaudited).

(4)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(5)  This security is denominated in Euro.

(6)  Security is valued using significant unobservable inputs.

(7)  All or a portion is an unfunded loan commitment (See note 2-I).

(8)  Bond is currently in default.

(9)  This security is denominated in British Pound.

(10)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities amounted to a value of $223,846,660 or 9.2% of net assets.

(11)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(12)  Convertible security.

(13)  Security or portion thereof is out on loan (See note 2-J).

(14)  Non-income producing security.

(15)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.

(16)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2021.

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2021 (unaudited)

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
EUR	18,130,908	USD	22,112,436	10/13/21	Deutsche Bank AG	$22,112,436	$21,899,723	$(212,713)
USD	8,778,771	EUR	7,292,710	10/13/21	Deutsche Bank AG	(8,778,771)	(8,808,622)	(29,851)
USD	123,658,204	EUR	104,363,924	10/13/21	Morgan Stanley	(123,658,204)	(126,057,727)	(2,399,523)
USD	882,879	GBP	634,305	10/13/21	JPMorgan Chase	(882,879)	(878,606)	4,273
USD	30,516,084	GBP	23,500,893	10/13/21	Deutsche Bank AG	(30,516,084)	(32,552,218)	(2,036,134)
USD	1,331,314	GBP	978,926	10/13/21	Barclays Bank PLC	(1,331,314)	(1,355,958)	(24,644)
								$(4,698,592)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2021 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $25,320 (Cost $2,382,234,131) (Note 2)	$2,336,944,939[1]
Cash	290,894,984
Foreign currency at value (Cost $784,533)	786,864
Cash segregated at broker for forwards contracts (Note 2)	2,250,000
Receivable for investments sold	57,387,436
Receivable for Fund shares sold	12,895,301
Interest receivable	12,094,684
Unrealized appreciation on forward foreign currency contracts (Note 2)	4,273
Prepaid expenses and other assets	79,745
Total assets	2,713,338,226
Liabilities
Investment advisory fee payable (Note 3)	1,042,874
Administrative services fee payable (Note 3)	92,404
Shareholder servicing/Distribution fee payable (Note 3)	78,106
Payable for investments purchased	256,602,493
Unrealized depreciation on forward foreign currency contracts (Note 2)	4,702,865
Unfunded loan commitments (Note 2)	3,635,035
Payable for Fund shares redeemed	2,171,420
Dividend payable	1,397,025
Payable upon return of securities loaned (Note 2)	25,320
Trustees' fee payable	4,503
Accrued expenses	639,853
Total liabilities	270,391,898
Net Assets
Capital stock, $.001 par value (Note 6)	369,575
Paid-in capital (Note 6)	2,609,079,400
Total distributable earnings (loss)	(166,502,647)
Net assets	$2,442,946,328
I Shares
Net assets	$2,239,571,948
Shares outstanding	338,979,669
Net asset value, offering price and redemption price per share	$6.61
A Shares
Net assets	$142,841,395
Shares outstanding	21,508,757
Net asset value and redemption price per share	$6.64
Maximum offering price per share (net asset value/(1-4.75%))	$6.97
C Shares
Net assets	$60,532,985
Shares outstanding	9,086,343
Net asset value and offering price per share	$6.66

1  Includes $24,835 of securities on loan.

See Accompanying Notes to Financial Statements.
30

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2021 (unaudited)

Investment Income
Interest	$47,268,802
Dividends	3,180
Securities lending (net of rebates)	3,848
Total investment income	47,275,830
Expenses
Investment advisory fees (Note 3)	6,286,638
Administrative services fees (Note 3)	163,370
Shareholder servicing/Distribution fees (Note 3)
Class A	178,881
Class C	295,701
Transfer agent fees (Note 3)	909,559
Commitment fees (Note 4)	352,121
Custodian fees	170,870
Registration fees	48,802
Insurance expense	47,610
Printing fees	40,870
Trustees' fees	32,437
Audit and tax fees	32,261
Legal fees	19,177
Miscellaneous expense	23,716
Total expenses	8,602,013
Less: fees waived (Note 3)	(786,377)
Net expenses	7,815,636
Net investment income	39,460,194
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(23,569,888)
Net realized gain from foreign currency transactions	137,331
Net change in unrealized appreciation (depreciation) from investments	121,291,090
Net change in unrealized appreciation (depreciation) from foreign currency translations	13,747
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(5,775,572)
Net realized and unrealized gain from investments, foreign currency and forward foreign currency contracts	92,096,708
Net increase in net assets resulting from operations	$131,556,902

See Accompanying Notes to Financial Statements.
31

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
From Operations
Net investment income	$39,460,194	$93,031,616
Net realized loss from investments and foreign currency transactions	(23,432,557)	(66,504,389)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	115,529,265	(31,377,270)
Net increase (decrease) in net assets resulting from operations	131,556,902	(4,850,043)
From Distributions
From distributable earnings
Class I	(36,203,810)	(82,928,381)
Class A	(2,566,090)	(7,380,308)
Class C	(837,948)	(2,732,307)
Net decrease in net assets resulting from distributions	(39,607,848)	(93,040,996)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	694,193,162	719,070,271
Reinvestment of dividends	32,453,745	78,676,976
Net asset value of shares redeemed	(280,784,502)	(1,281,035,675)
Net increase (decrease) in net assets from capital share transactions	445,862,405	(483,288,428)
Net increase (decrease) in net assets	537,811,459	(581,179,467)
Net Assets
Beginning of period	1,905,134,869	2,486,314,336
End of period	$2,442,946,328	$1,905,134,869

See Accompanying Notes to Financial Statements.
32

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$6.31	$6.56	$6.81[1]	$6.87	$6.77	$6.72
INVESTMENT OPERATIONS
Net investment income[2]	0.12	0.30	0.35	0.29	0.28	0.32
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.30	(0.25)	(0.25)	(0.06)	0.10	0.05
Total from investment operations	0.42	0.05	0.10	0.23	0.38	0.37
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.30)	(0.35)	(0.29)	(0.27)	(0.31)
Return of capital	—	—	—	—	(0.01)	(0.01)
Total dividends and distributions	(0.12)	(0.30)	(0.35)	(0.29)	(0.28)	(0.32)
Net asset value, end of period	$6.61	$6.31	$6.56	$6.81[1]	$6.87	$6.77
Total return[3]	6.76%	0.92%	1.47%	3.45%	5.75%	5.79%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,239,572	$1,699,373	$2,199,606	$3,704,519	$3,236,360	$2,438,027
Ratio of net expenses to average net assets	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	3.82%[4]	4.80%	5.18%	4.29%	4.12%	4.87%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%[4]	0.09%	0.08%	0.06%	0.07%	0.11%
Portfolio turnover rate[5]	26%	30%	23%	45%	64%	48%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
33

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$6.34	$6.59	$6.84[1]	$6.90	$6.80	$6.75
INVESTMENT OPERATIONS
Net investment income[2]	0.12	0.29	0.33	0.28	0.27	0.31
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.30	(0.25)	(0.25)	(0.06)	0.10	0.05
Total from investment operations	0.42	0.04	0.08	0.22	0.37	0.36
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.29)	(0.33)	(0.28)	(0.26)	(0.30)
Return of capital	—	—	—	—	(0.01)	(0.01)
Total dividends and distributions	(0.12)	(0.29)	(0.33)	(0.28)	(0.27)	(0.31)
Net asset value, end of period	$6.64	$6.34	$6.59	$6.84[1]	$6.90	$6.80
Total return[3]	6.60%	0.70%	1.23%	3.20%	5.48%	5.52%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$142,841	$146,803	$199,328	$289,959	$284,456	$227,399
Ratio of net expenses to average net assets	0.95%[4]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	3.59%[4]	4.54%	4.93%	4.03%	3.87%	4.63%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%[4]	0.09%	0.08%	0.06%	0.07%	0.11%
Portfolio turnover rate[5]	26%	30%	23%	45%	64%	48%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
34

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$6.36	$6.61	$6.87[1]	$6.92	$6.82	$6.77
INVESTMENT OPERATIONS
Net investment income[2]	0.09	0.24	0.28	0.23	0.22	0.26
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	0.30	(0.25)	(0.26)	(0.05)	0.10	0.05
Total from investment operations	0.39	(0.01)	0.02	0.18	0.32	0.31
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.09)	(0.24)	(0.28)	(0.23)	(0.21)	(0.25)
Return of capital	—	—	—	—	(0.01)	(0.01)
Total dividends and distributions	(0.09)	(0.24)	(0.28)	(0.23)	(0.22)	(0.26)
Net asset value, end of period	$6.66	$6.36	$6.61	$6.87[1]	$6.92	$6.82
Total return[3]	6.20%	(0.05)%	0.34%	2.58%	4.69%	4.73%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$60,533	$58,959	$87,380	$116,877	$118,654	$114,343
Ratio of net expenses to average net assets	1.70%[4]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	2.83%[4]	3.83%	4.19%	3.28%	3.13%	3.89%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.08%[4]	0.09%	0.08%	0.06%	0.07%	0.11%
Portfolio turnover rate[5]	26%	30%	23%	45%	64%	48%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
35

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2021 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective February 20, 2020, Class C shares, upon the ten year anniversary of purchase, will convert to Class A shares. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock

36

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

37

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,925,469,760	$145,305,505	$2,070,775,265
Corporate Bonds	—	155,834,044	1,310,251	157,144,295
Asset Backed Securities	—	85,328,852	—	85,328,852
Common Stocks	—	22,706,750	665,881	23,372,631
Warrants	—	298,576	0 (1)	298,576
Short-term Investments	—	25,320	—	25,320
	$—	$2,189,663,302	$147,281,637	$2,336,944,939
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$66,866	$—	$66,866
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$4,765,458	$—	$4,765,458

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

38

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2021 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2020	$183,482,529	$1,229,671	$2,665,140	$0	(1)	$187,377,340
Accrued discounts (premiums)	278,661	21,606	—	—		300,267
Purchases	85,516,029	29,687	—	—		85,545,716
Sales	(57,490,340)	(284,605)	(908,748)	—		(58,683,693)
Realized gain (loss)	110,063	15,985	732,553	—		858,601
Change in unrealized appreciation (depreciation)	4,015,895	297,907	(319,258)	—		3,994,544
Transfers into Level 3	31,812,558	—	8,724	—		31,821,282
Transfers out of Level 3	(102,419,890)	—	(1,512,530)	—		(103,932,420)
Balance as of April 30, 2021	$145,305,505	$1,310,251	$665,881	$0	(1)	$147,281,637
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2021	$1,300,199	$297,907	$(1,075,524)	$—		$522,582

(1)  Includes zero valued securities.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 04/30/2021	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$145,305,505	Vendor pricing	Single Broker Quote	$0.00 – $1.14	($0.99)
Common Stocks	$644,165	Income Approach	Expected Remaining Distribution	$0.00 – $4.52	($4.27)
	$21,716	Vendor pricing	Single Broker Quote	$1.75 (N/A)
Corporate Bonds	$859,688	Vendor pricing	Single Broker Quote	$0.76 (N/A)
	$450,563	Income Approach	Expected Remaining Distribution	$0.55 – $1.00	($0.70)
Warrants	$0	Income Approach	Expected Remaining Distribution	$0.00 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation
39

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2021, $31,821,282 was transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $103,932,420 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2021, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2021 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2021.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$4,273	$4,702,865	$—	$(5,775,572)

40

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

For the six months ended April 30, 2021, the Fund held an average monthly value on a net basis of $168,918,812 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
JPMorgan Chase	$4,273	$—	$—	$—	$4,273

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2021:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays Bank PLC	$24,644	$—	$—	$—	$24,644
Deutsche Bank AG	2,278,698	—	—	—	2,278,698
Morgan Stanley	2,399,523	—	—	—	2,399,523
	$4,702,865	$—	$—	$—	$4,702,865

(a)  Forward foreign currency contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses are translated into US dollar amounts on the date of those transactions.

41

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

42

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of

43

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2021 are disclosed in the Schedule of Investments.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2021, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
SCP Eye Care Services LLC	03/16/28	0.000	$593,090
Service Logic Acquisition, Inc.	10/29/27	4.000	$607,651
Southern Veterinary Partners LLC	10/05/27	4.000	$1,014,248
TricorBraun Holdings, Inc.	03/03/28	1.696	$1,420,046

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

44

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2021, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$24,835	$25,320	$25,320

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2021.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$24,835	$(24,835)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended April 30, 2021, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $5,130, of which $0 was rebated to borrowers (brokers). The Fund retained $3,848 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,282.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021.

Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate ("EURIBOR"), Sterling Overnight Interbank Average Rate ("SONIA") and

45

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

Secured Overnight Financing Rate ("SOFR"), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains uncertain. There also remains uncertainty and risk regarding the willingness and ability of issuers to include fallback provisions and/or other measures that contemplate the discontinuation of LIBOR in new and existing contracts or instruments. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — In October 2020, FASB issued Accounting Standards Update No. 2020-08 ("ASU 2020-08"), "Receivables — Nonrefundable Fees and Other Costs (Codification Improvements Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities". ASU 2020-08 is an update of ASU No. 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes

46

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the implication, if any, of the additional disclosure requirement and the impact is reflected on the Fund's financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2021, investment advisory and administration fees earned and waived by Credit Suisse were $6,286,638 and $786,377, respectively. Effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2022. Prior to April 22, 2019, these expense limitations were voluntary.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2021 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2022	Expires October 31, 2023	Expires October 31, 2024
Class I	$3,265,936	$962,994	$1,592,401	$710,541
Class A	288,976	85,810	149,504	53,662
Class C	126,559	38,540	65,845	22,174
Totals	$3,681,471	$1,087,344	$1,807,750	$786,377

47

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2021, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $163,370.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2021, the Fund paid Rule 12b-1 distribution fees of $178,881 for Class A shares and $295,701 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2021, the Fund paid $832,907.

For the six months ended April 30, 2021, CSSU and its affiliates advised the Fund that they retained $3,360 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition,

48

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 4. Line of Credit (continued)

the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2021 and during the six months ended April 30, 2021, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is party to a joint uncommitted line of credit facility with SSB. For the six months ended April 30, 2021, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2021, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$950,747,975	$521,467,680	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	101,103,461	$664,098,960	105,357,409	$654,408,114
Shares issued in reinvestment of dividends	4,509,196	29,559,636	11,199,651	70,211,111
Shares redeemed	(36,050,577)	(235,798,185)	(182,534,553)	(1,137,880,314)
Net increase (decrease)	69,562,080	$457,860,411	(65,977,493)	$(413,261,089)
	Class A
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	3,688,746	$24,266,596	8,979,849	$56,395,517
Shares issued in reinvestment of dividends	331,375	2,182,364	997,862	6,292,616
Shares redeemed	(5,664,618)	(37,268,211)	(17,060,130)	(108,156,221)
Net decrease	(1,644,497)	$(10,819,251)	(7,082,419)	$(45,468,088)

49

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2021 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class C
	For the Six Months Ended April 30, 2021 (unaudited)		For the Year Ended October 31, 2020
	Shares	Value	Shares	Value
Shares sold	881,338	$5,827,606	1,290,936	$8,266,641
Shares issued in reinvestment of dividends	107,717	711,745	344,202	2,173,249
Shares redeemed	(1,172,488)	(7,718,106)	(5,578,227)	(34,999,140)
Net decrease	(183,433)	$(1,178,755)	(3,943,089)	$(24,559,250)

On April 30, 2021, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	44%
Class A	6	74%
Class C	5	71%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

50

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment
Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special telephonic meeting held on November 9, 2020 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at a telephonic meeting held on November 16 and 17, 2020, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 0.95%, 1.70% and 0.70% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2022.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the

51

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment
Management Agreement (unaudited) (continued)

Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons

52

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment
Management Agreement (unaudited) (continued)

both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund underperformed its Performance Universe for the one-year period reported, but also noted that the Fund slightly outperformed or outperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund over various investment periods relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Fund's Contractual Management Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Fund assets grow. The Board also noted the current contractual expense limitation currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

53

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment
Management Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse's policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

54

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment
Management Agreement (unaudited) (continued)

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

55

Credit Suisse Floating Rate High Income Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2021, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

56

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

57

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 25, 2021.

58

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

59

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-SAR-0421

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)     Not applicable.

(a)(2)    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)    Not applicable.

(b)        The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: June 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: June 29, 2021

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Financial Officer and Treasurer
Date: June 29, 2021